UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Semi-annual report for the six months ended April 30, 2020

A balanced approach
to building and
preserving wealth
through retirement

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the series’ shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the series).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the series, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2020 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the expense ratios as of the series prospectus dated January 1, 2020. The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
Class A shares	1 year	5 years	10 years	Lifetime*	Expense ratio

American Funds 2065 Target Date Retirement Fund®	—	—	—	–4.43%	0.80%
American Funds 2060 Target Date Retirement Fund®	–13.14%	3.30%	—	3.31	0.78
American Funds 2055 Target Date Retirement Fund®	–13.17	3.34	7.21%	7.70	0.74
American Funds 2050 Target Date Retirement Fund®	–13.18	3.33	7.20	5.05	0.73
American Funds 2045 Target Date Retirement Fund®	–12.98	3.31	7.19	5.05	0.72
American Funds 2040 Target Date Retirement Fund®	–12.77	3.26	7.14	5.02	0.73
American Funds 2035 Target Date Retirement Fund®	–11.65	3.30	7.14	5.00	0.72
American Funds 2030 Target Date Retirement Fund®	–9.63	3.18	7.04	4.94	0.71
American Funds 2025 Target Date Retirement Fund®	–7.92	2.91	6.62	4.57	0.69
American Funds 2020 Target Date Retirement Fund®	–7.34	2.51	5.86	4.06	0.66
American Funds 2015 Target Date Retirement Fund®	–7.41	2.12	5.27	3.79	0.66
American Funds 2010 Target Date Retirement Fund®	–6.88	2.00	4.95	3.59	0.67

*	Since February 1, 2007, for all funds except 2065 Fund, which commenced operations on March 27, 2020, 2060 Fund, which commenced operations on March 27, 2015, and 2055 Fund, which commenced operations on February 1, 2010.

The target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for 2065 Fund. This reimbursement will be in effect through at least January 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds. The expense ratio for 2065 Fund is estimated.

For Class R share class results, visit americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table on the following page are the semi-annual returns for American Funds Target Date Retirement Series for the six months ended April 30, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the series, its results, holdings and the Target Date Solutions Committee, visit capitalgroup.com/individual/investments. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

3	Investment approach for American Funds Target Date Retirement Series

4	Investment portfolios

22	Financial statements

31	Notes to financial statements

57	Financial highlights

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended April 30, 2020, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years		10 years		Lifetime (since 2/1/07)

American Funds 2065 Target Date Retirement Fund	—	—	—		—		12.10%[1,5]
Standard & Poor’s Target Date Through 2060+ Index	—	—	—		—		11.82	[1,5]
Lipper Mixed-Asset Target 2060+ Funds Index	—	—	—		—		11.50	[1,4,5]
American Funds 2060 Target Date Retirement Fund	–3.23%	–1.13%	6.28%		—		6.53	[2]
Standard & Poor’s Target Date Through 2060+ Index	–8.00	–5.33	4.91		—		5.08	[2]
Lipper Mixed-Asset Target 2060 Funds Index	–7.42	–4.82	4.92	[4]	—		5.15	[2,4]
American Funds 2055 Target Date Retirement Fund	–3.25	–1.06	6.30		8.85%		9.32	[3]
Standard & Poor’s Target Date Through 2055 Index	–8.05	–5.33	4.87		7.99		8.64	[3]
Lipper Mixed-Asset Target 2055 Funds Index	–7.37	–4.82	4.70		7.64	[4]	8.42	[3,4]
American Funds 2050 Target Date Retirement Fund	–3.23	–1.05	6.30		8.84		6.29
Standard & Poor’s Target Date Through 2050 Index	–7.94	–5.21	4.91		7.98		5.30
Lipper Mixed-Asset Target 2050 Funds Index	–7.34	–4.71	4.51		7.28		4.45	[4]
American Funds 2045 Target Date Retirement Fund	–3.28	–1.02	6.23		8.81		6.26
Standard & Poor’s Target Date Through 2045 Index	–7.90	–5.10	4.85		7.88		5.23
Lipper Mixed-Asset Target 2045 Funds Index	–7.01	–4.34	4.61		7.47		4.79	[4]
American Funds 2040 Target Date Retirement Fund	–3.17	–0.93	6.11		8.74		6.22
Standard & Poor’s Target Date Through 2040 Index	–7.52	–4.64	4.86		7.85		5.29
Lipper Mixed-Asset Target 2040 Funds Index	–6.13	–3.38	4.59		7.16		4.56
American Funds 2035 Target Date Retirement Fund	–2.42	–0.10	6.07		8.67		6.16
Standard & Poor’s Target Date Through 2035 Index	–6.71	–3.63	4.85		7.73		5.26
Lipper Mixed-Asset Target 2035 Funds Index	–5.55	–2.51	4.66		7.21		4.72	[4]
American Funds 2030 Target Date Retirement Fund	–1.37	1.26	5.66		8.42		5.98
Standard & Poor’s Target Date Through 2030 Index	–5.66	–2.51	4.79		7.55		5.23
Lipper Mixed-Asset Target 2030 Funds Index	–3.86	–0.63	4.60		6.85		4.59
American Funds 2025 Target Date Retirement Fund	–0.30	2.55	5.21		7.90		5.54
Standard & Poor’s Target Date Through 2025 Index	–4.38	–1.12	4.67		7.29		5.11
Lipper Mixed-Asset Target 2025 Funds Index	–3.04	0.47	4.35		6.52		4.38	[4]
American Funds 2020 Target Date Retirement Fund	–0.49	2.33	4.63		7.02		4.94
Standard & Poor’s Target Date Through 2020 Index	–3.16	0.27	4.54		6.91		4.94
Lipper Mixed-Asset Target 2020 Funds Index	–2.21	1.43	4.02		5.97		4.45
American Funds 2015 Target Date Retirement Fund	–0.98	2.09	4.18		6.37		4.64
Standard & Poor’s Target Date Through 2015 Index	–1.87	1.73	4.43		6.49		4.91
Lipper Mixed-Asset Target 2015 Funds Index	–1.91	1.71	3.94		5.28		4.17
American Funds 2010 Target Date Retirement Fund	–0.64	2.26	3.97		5.99		4.40
Standard & Poor’s Target Date Through 2010 Index	–1.23	2.46	4.11		5.91		4.73
Lipper Mixed-Asset Target 2010 Funds Index	–0.84	2.79	3.92		5.27		4.22
Standard & Poor’s 500 Composite Index	–3.16	0.86	9.12		11.69		7.68
MSCI All Country World Index (ACWI) ex USA	–13.22	–11.51	–0.17		2.89		1.28
Bloomberg Barclays U.S. Aggregate Index	4.86	10.84	3.80		3.96		4.58

The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	For the period March 27, 2020, commencement of 2065 Fund operations, through most recent period end.
[2]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent period end.
[3]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent period end.
[4]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website.
[5]	Fund and index returns are cumulative.

2	American Funds Target Date Retirement Series

Investment approach for

American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 12 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 4 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2020. Allocation percentages and underlying funds are subject to the Target Date Solutions Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series glide path

Accumulation
Transition
Distribution
100%
90
80
70
60
50
40
30
20
10
0
Fixed income funds
Growth-and-income funds
Equity-income/Balanced funds
Growth funds
45
40
35
30
25
20
15
10
5
Retirement
+5
+10
+15
+20
+25
+30
Age 20
Age 50
Age 65
Age 95

Distinguishing points of our glide path

•	The funds in the series are managed for approximately 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are as of January 1, 2020, and are subject to the oversight committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	3

American Funds 2065 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	9,569	$414
SMALLCAP World Fund, Inc., Class R-6	7,738	414
AMCAP Fund, Class R-6	12,940	413
The Growth Fund of America, Class R-6	8,321	413
EuroPacific Growth Fund, Class R-6	5,027	236
New World Fund, Inc., Class R-6	3,918	236
The New Economy Fund, Class R-6	5,523	236
		2,362

Growth-and-income funds 45%
The Investment Company of America, Class R-6	14,910	532
Washington Mutual Investors Fund, Class R-6	12,664	532
American Mutual Fund, Class R-6	12,237	472
Fundamental Investors, Class R-6	8,648	472
Capital World Growth and Income Fund, Class R-6	9,109	413
International Growth and Income Fund, Class R-6	8,275	236
		2,657

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	10,909	295
American Funds Global Balanced Fund, Class R-6	9,354	295
		590

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	19,813	295

Total investment securities 100% (cost: $5,582,000)		5,904
Other assets less liabilities 0%		(1)

Net assets 100%		$5,903

See notes to financial statements.

4	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	3,409,547	$182,104
The Growth Fund of America, Class R-6	3,607,368	179,178
AMCAP Fund, Class R-6	5,548,057	177,205
New Perspective Fund, Class R-6	4,060,100	175,356
The New Economy Fund, Class R-6	2,361,684	100,986
New World Fund, Inc., Class R-6	1,638,863	98,774
EuroPacific Growth Fund, Class R-6	2,091,874	98,276
		1,011,879

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	5,416,127	227,261
The Investment Company of America, Class R-6	6,376,562	227,260
American Mutual Fund, Class R-6	5,232,819	201,987
Fundamental Investors, Class R-6	3,697,893	201,979
Capital World Growth and Income Fund, Class R-6	3,899,472	176,919
International Growth and Income Fund, Class R-6	3,560,445	101,615
		1,137,021

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	4,004,318	126,376
American Balanced Fund, Class R-6	4,658,527	126,060
		252,436

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	8,459,758	126,050

Total investment securities 100% (cost: $2,598,281,000)		2,527,386
Other assets less liabilities 0%		(490)

Net assets 100%		$2,526,896

See notes to financial statements.

American Funds Target Date Retirement Series	5

American Funds 2055 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	8,852,340	$472,803
The Growth Fund of America, Class R-6	9,365,950	465,207
AMCAP Fund, Class R-6	14,408,220	460,199
New Perspective Fund, Class R-6	10,535,431	455,025
The New Economy Fund, Class R-6	6,121,731	261,765
EuroPacific Growth Fund, Class R-6	5,401,090	253,743
New World Fund, Inc., Class R-6	4,200,961	253,192
		2,621,934

Growth-and-income funds 45%
The Investment Company of America, Class R-6	16,365,053	583,251
Washington Mutual Investors Fund, Class R-6	13,849,287	581,116
Fundamental Investors, Class R-6	9,469,942	517,248
American Mutual Fund, Class R-6	13,361,213	515,743
Capital World Growth and Income Fund, Class R-6	9,995,581	453,500
International Growth and Income Fund, Class R-6	9,100,959	259,741
		2,910,599

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	10,162,068	320,715
American Balanced Fund, Class R-6	11,791,991	319,091
		639,806

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	21,193,697	315,786

Total investment securities 100% (cost: $6,531,280,000)		6,488,125
Other assets less liabilities 0%		(1,170)

Net assets 100%		$6,486,955

See notes to financial statements.

6	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 41%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	15,710,523	$839,099
The Growth Fund of America, Class R-6	16,622,042	825,617
AMCAP Fund, Class R-6	25,653,698	819,379
New Perspective Fund, Class R-6	18,697,556	807,548
The New Economy Fund, Class R-6	10,848,078	463,864
EuroPacific Growth Fund, Class R-6	9,571,059	449,648
New World Fund, Inc., Class R-6	7,445,420	448,735
		4,653,890

Growth-and-income funds 44%
The Investment Company of America, Class R-6	28,993,214	1,033,318
Washington Mutual Investors Fund, Class R-6	24,447,103	1,025,800
Fundamental Investors, Class R-6	16,713,679	912,901
American Mutual Fund, Class R-6	23,115,379	892,254
Capital World Growth and Income Fund, Class R-6	17,274,797	783,758
International Growth and Income Fund, Class R-6	15,457,177	441,148
		5,089,179

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	21,389,105	578,789
American Funds Global Balanced Fund, Class R-6	18,047,767	569,588
The Income Fund of America, Class R-6	900,394	18,521
Capital Income Builder, Class R-6	331,121	18,516
		1,185,414

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	37,173,417	553,884

Total investment securities 100% (cost: $11,314,740,000)		11,482,367
Other assets less liabilities 0%		(1,923)

Net assets 100%		$11,480,444

See notes to financial statements.

American Funds Target Date Retirement Series	7

American Funds 2045 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 41%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	18,591,227	$992,957
The Growth Fund of America, Class R-6	19,757,615	981,361
AMCAP Fund, Class R-6	30,514,300	974,627
New Perspective Fund, Class R-6	22,186,958	958,255
The New Economy Fund, Class R-6	12,854,417	549,655
EuroPacific Growth Fund, Class R-6	11,341,215	532,810
New World Fund, Inc., Class R-6	8,826,396	531,967
		5,521,632

Growth-and-income funds 39%
The Investment Company of America, Class R-6	30,633,307	1,091,771
Washington Mutual Investors Fund, Class R-6	25,992,484	1,090,645
Fundamental Investors, Class R-6	17,379,736	949,281
American Mutual Fund, Class R-6	24,036,550	927,811
Capital World Growth and Income Fund, Class R-6	17,591,325	798,118
International Growth and Income Fund, Class R-6	17,995,522	513,592
		5,371,218

Equity-income and Balanced funds 15%
American Balanced Fund, Class R-6	29,657,423	802,530
American Funds Global Balanced Fund, Class R-6	21,613,877	682,134
Capital Income Builder, Class R-6	5,122,297	286,439
The Income Fund of America, Class R-6	13,924,779	286,432
		2,057,535

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	42,397,727	631,726

Total investment securities 100% (cost: $13,367,753,000)		13,582,111
Other assets less liabilities 0%		(2,480)

Net assets 100%		$13,579,631

See notes to financial statements.

8	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	24,258,590	$1,295,651
The Growth Fund of America, Class R-6	26,066,018	1,294,699
AMCAP Fund, Class R-6	40,257,202	1,285,815
New Perspective Fund, Class R-6	29,417,786	1,270,554
The New Economy Fund, Class R-6	16,741,013	715,846
EuroPacific Growth Fund, Class R-6	14,959,865	702,815
New World Fund, Inc., Class R-6	11,578,586	697,842
		7,263,222

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	34,612,299	1,452,331
The Investment Company of America, Class R-6	35,840,842	1,277,368
Fundamental Investors, Class R-6	19,967,821	1,090,642
American Mutual Fund, Class R-6	27,573,506	1,064,337
Capital World Growth and Income Fund, Class R-6	19,642,873	891,197
International Growth and Income Fund, Class R-6	18,161,094	518,318
		6,294,193

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	33,562,517	1,059,233
American Balanced Fund, Class R-6	38,959,109	1,054,233
The Income Fund of America, Class R-6	33,795,385	695,171
Capital Income Builder, Class R-6	12,431,448	695,167
		3,503,804

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	59,029,613	879,541
American Funds Inflation Linked Bond Fund, Class R-6	1,889,561	20,124
		899,665

Total investment securities 100% (cost: $17,438,056,000)		17,960,884
Other assets less liabilities 0%		(2,546)

Net assets 100%		$17,958,338

American Funds Target Date Retirement Series	9

American Funds 2040 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2020 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	31,658,011	3,767,685	1,863,179	33,562,517	$(8,404)	$(45,603)	$10,308	$1,059,233
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	62,142,407	14,869,087	17,981,881	59,029,613	12,495	50,365	10,081	879,541
Total 11%					$4,091	$4,762	$20,389	$1,938,774

See notes to financial statements.

10	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 35%	Shares	Value (000)
New Perspective Fund, Class R-6	33,785,904	$1,459,213
The Growth Fund of America, Class R-6	25,715,877	1,277,308
AMCAP Fund, Class R-6	39,818,537	1,271,804
SMALLCAP World Fund, Inc., Class R-6	23,403,434	1,249,977
EuroPacific Growth Fund, Class R-6	17,212,315	808,635
The New Economy Fund, Class R-6	14,073,562	601,785
New World Fund, Inc., Class R-6	9,904,463	596,942
		7,265,664

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	40,241,643	1,688,539
The Investment Company of America, Class R-6	41,693,542	1,485,958
Fundamental Investors, Class R-6	23,229,376	1,268,788
American Mutual Fund, Class R-6	32,126,728	1,240,092
Capital World Growth and Income Fund, Class R-6	22,886,507	1,038,361
International Growth and Income Fund, Class R-6	21,160,042	603,908
		7,325,646

Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	45,107,224	1,220,601
American Funds Global Balanced Fund, Class R-6	38,233,007	1,206,634
The Income Fund of America, Class R-6	39,069,249	803,654
Capital Income Builder, Class R-6	14,277,176	798,380
		4,029,269

Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	106,470,733	1,586,414
American Funds Inflation Linked Bond Fund, Class R-6	37,754,385	402,084
Capital World Bond Fund, Class R-6	3,384,444	67,588
American Funds Mortgage Fund, Class R-6	6,303,572	66,314
Intermediate Bond Fund of America, Class R-6	3,389,588	47,420
		2,169,820

Total investment securities 100% (cost: $20,169,137,000)		20,790,399
Other assets less liabilities 0%		(3,803)

Net assets 100%		$20,786,596

American Funds Target Date Retirement Series	11

American Funds 2035 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2020 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	36,286,377	3,204,062	1,257,432	38,233,007	$(5,447)	$(54,497)	$11,779	$1,206,634
Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	114,236,122	22,821,513	30,586,902	106,470,733	20,757	89,908	18,086	1,586,414
American Funds Inflation Linked Bond Fund, Class R-6	39,863,731	7,724,240	9,833,586	37,754,385	5,706	25,911	5,530	402,084
								1,988,498
Total 15%					$21,016	$61,322	$35,395	$3,195,132

See notes to financial statements.

12	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 20%	Shares	Value (000)
New Perspective Fund, Class R-6	31,179,322	$1,346,635
AMCAP Fund, Class R-6	34,220,052	1,092,988
The Growth Fund of America, Class R-6	21,873,859	1,086,475
EuroPacific Growth Fund, Class R-6	16,712,036	785,132
SMALLCAP World Fund, Inc., Class R-6	14,452,932	771,931
New World Fund, Inc., Class R-6	4,112,860	247,882
		5,331,043

Growth-and-income funds 36%
Washington Mutual Investors Fund, Class R-6	50,300,565	2,110,612
The Investment Company of America, Class R-6	52,556,552	1,873,115
Fundamental Investors, Class R-6	29,200,523	1,594,932
American Mutual Fund, Class R-6	40,724,323	1,571,959
Capital World Growth and Income Fund, Class R-6	29,011,280	1,316,242
International Growth and Income Fund, Class R-6	26,375,741	752,764
		9,219,624

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	57,178,596	1,547,253
American Funds Global Balanced Fund, Class R-6	48,464,734	1,529,547
The Income Fund of America, Class R-6	49,524,768	1,018,724
Capital Income Builder, Class R-6	18,097,963	1,012,038
		5,107,562

Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	113,396,548	1,689,609
Capital World Bond Fund, Class R-6	60,141,281	1,201,021
American Funds Mortgage Fund, Class R-6	113,889,393	1,198,116
Intermediate Bond Fund of America, Class R-6	76,410,311	1,068,980
American Funds Inflation Linked Bond Fund, Class R-6	91,894,146	978,673
The Bond Fund of America, Class R-6	5,328,935	73,380
		6,209,779

Total investment securities 100% (cost: $24,800,103,000)		25,868,008
Other assets less liabilities 0%		(4,364)

Net assets 100%		$25,863,644

American Funds Target Date Retirement Series	13

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2020 (000)
Growth-and-income funds 3%
International Growth and Income Fund, Class R-6	22,023,195	4,389,971	37,425	26,375,741	$471	$(117,474)	$9,075	$752,764
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	44,780,626	3,761,039	76,931	48,464,734	493	(69,110)	14,441	1,529,547
Fixed income funds 19%
U.S. Government Securities Fund, Class R-6	123,724,810	17,604,322	27,932,584	113,396,548	13,264	101,300	19,320	1,689,609
Capital World Bond Fund, Class R-6	60,430,625	8,292,067	8,581,411	60,141,281	(5,694)	(24,693)	16,284	1,201,021
American Funds Mortgage Fund, Class R-6	121,127,418	16,807,712	24,045,737	113,889,393	5,010	40,332	14,253	1,198,116
American Funds Inflation Linked Bond Fund, Class R-6	98,788,902	13,051,188	19,945,944	91,894,146	12,149	63,599	13,563	978,673
Intermediate Bond Fund of America, Class R-6[1]	72,244,964	18,355,488	14,190,141	76,410,311	2,732	29,702	11,422	—
								5,067,419
Total 28%					$28,425	$23,656	$98,358	$7,349,730

[1]	Unaffiliated issuer at 4/30/2020.

See notes to financial statements.

14	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 15%	Shares	Value (000)
New Perspective Fund, Class R-6	27,772,151	$1,199,479
AMCAP Fund, Class R-6	30,863,941	985,794
The Growth Fund of America, Class R-6	14,859,900	738,091
EuroPacific Growth Fund, Class R-6	14,562,654	684,154
		3,607,518

Growth-and-income funds 31%
The Investment Company of America, Class R-6	41,622,209	1,483,415
Washington Mutual Investors Fund, Class R-6	35,095,883	1,472,623
American Mutual Fund, Class R-6	37,672,113	1,454,144
Fundamental Investors, Class R-6	22,472,168	1,227,430
Capital World Growth and Income Fund, Class R-6	26,568,570	1,205,416
International Growth and Income Fund, Class R-6	16,128,106	460,296
		7,303,324

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	52,011,616	1,407,434
American Funds Global Balanced Fund, Class R-6	43,711,585	1,379,538
The Income Fund of America, Class R-6	49,008,001	1,008,095
Capital Income Builder, Class R-6	17,849,470	998,142
		4,793,209

Fixed income funds 34%
Intermediate Bond Fund of America, Class R-6	146,296,861	2,046,693
U.S. Government Securities Fund, Class R-6	88,078,387	1,312,368
The Bond Fund of America, Class R-6	85,105,749	1,171,906
American Funds Inflation Linked Bond Fund, Class R-6	107,635,166	1,146,315
American Funds Mortgage Fund, Class R-6	107,064,872	1,126,323
Capital World Bond Fund, Class R-6	55,554,088	1,109,415
American High-Income Trust, Class R-6	7,547,828	66,949
		7,979,969

Total investment securities 100% (cost: $22,637,313,000)		23,684,020
Other assets less liabilities 0%		(4,635)

Net assets 100%		$23,679,385

American Funds Target Date Retirement Series	15

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2020 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	41,469,538	2,284,396	42,349	43,711,585	$291	$(55,408)	$12,975	$1,379,538
Fixed income funds 28%
Intermediate Bond Fund of America, Class R-6	150,667,857	20,591,002	24,961,998	146,296,861	2,794	57,059	22,350	2,046,693
U.S. Government Securities Fund, Class R-6	97,274,628	10,023,620	19,219,861	88,078,387	7,942	81,649	15,118	1,312,368
American Funds Inflation Linked Bond Fund, Class R-6	113,835,480	14,098,171	20,298,485	107,635,166	11,827	74,814	15,453	1,146,315
American Funds Mortgage Fund, Class R-6	111,378,306	14,923,000	19,236,434	107,064,872	3,471	37,980	13,052	1,126,323
Capital World Bond Fund, Class R-6	55,535,976	6,248,776	6,230,664	55,554,088	(4,987)	(22,041)	14,725	1,109,415
								6,741,114
Total 34%					$21,338	$174,053	$93,673	$8,120,652

See notes to financial statements.

16	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	10,286,538	$328,552
New Perspective Fund, Class R-6	7,526,401	325,065
The Growth Fund of America, Class R-6	3,372,795	167,527
		821,144

Growth-and-income funds 26%
American Mutual Fund, Class R-6	25,537,244	985,738
The Investment Company of America, Class R-6	23,436,199	835,266
Washington Mutual Investors Fund, Class R-6	19,787,191	830,270
Fundamental Investors, Class R-6	12,339,121	673,963
Capital World Growth and Income Fund, Class R-6	14,825,567	672,636
International Growth and Income Fund, Class R-6	5,730,561	163,550
		4,161,423

Equity-income and Balanced funds 26%
The Income Fund of America, Class R-6	72,519,893	1,491,734
Capital Income Builder, Class R-6	26,436,161	1,478,310
American Balanced Fund, Class R-6	24,126,474	652,862
American Funds Global Balanced Fund, Class R-6	15,531,392	490,171
		4,113,077

Fixed income funds 43%
Intermediate Bond Fund of America, Class R-6	99,160,105	1,387,250
The Bond Fund of America, Class R-6	90,227,909	1,242,438
American Funds Inflation Linked Bond Fund, Class R-6	101,348,215	1,079,359
American Funds Mortgage Fund, Class R-6	87,261,890	917,995
American High-Income Trust, Class R-6	89,231,228	791,481
Capital World Bond Fund, Class R-6	38,485,797	768,561
U.S. Government Securities Fund, Class R-6	51,281,443	764,094
		6,951,178

Total investment securities 100% (cost: $15,253,441,000)		16,046,822
Other assets less liabilities 0%		(3,071)

Net assets 100%		$16,043,751

American Funds Target Date Retirement Series	17

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 4/30/2020 (000)
Fixed income funds 31%
Intermediate Bond Fund of America, Class R-6	106,397,276	8,364,471	15,601,642	99,160,105	$1,976	$39,087	$15,421	$1,387,250
American Funds Inflation Linked Bond Fund, Class R-6	112,691,263	6,611,680	17,954,728	101,348,215	8,854	71,576	15,048	1,079,359
American Funds Mortgage Fund, Class R-6	94,082,866	7,225,639	14,046,615	87,261,890	1,904	30,896	10,704	917,995
American High-Income Trust, Class R-6	80,099,751	9,186,506	55,029	89,231,228	50	(88,290)	26,793	791,481
Capital World Bond Fund, Class R-6	38,935,400	2,970,573	3,420,176	38,485,797	(3,141)	(15,127)	10,085	768,561
U.S. Government Securities Fund, Class R-6[1]	57,058,588	4,122,692	9,899,837	51,281,443	3,451	48,284	8,724	—
Total 31%					$13,094	$86,426	$86,775	$4,944,646

[1]	Unaffiliated issuer at 4/30/2020.

See notes to financial statements.

18	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth-and-income funds 26%	Shares	Value (000)
American Mutual Fund, Class R-6	8,057,684	$311,027
The Investment Company of America, Class R-6	7,377,889	262,948
Washington Mutual Investors Fund, Class R-6	6,215,976	260,822
Capital World Growth and Income Fund, Class R-6	4,737,286	214,931
Fundamental Investors, Class R-6	3,867,688	211,253
International Growth and Income Fund, Class R-6	1,724,311	49,212
		1,310,193

Equity-income and Balanced funds 30%
The Income Fund of America, Class R-6	30,212,481	621,471
Capital Income Builder, Class R-6	11,018,283	616,142
American Balanced Fund, Class R-6	5,824,555	157,612
American Funds Global Balanced Fund, Class R-6	4,936,909	155,809
		1,551,034

Fixed income funds 44%
Intermediate Bond Fund of America, Class R-6	32,768,508	458,431
The Bond Fund of America, Class R-6	28,723,365	395,521
American Funds Inflation Linked Bond Fund, Class R-6	32,281,005	343,793
American Funds Mortgage Fund, Class R-6	27,738,275	291,807
American High-Income Trust, Class R-6	28,366,394	251,610
Capital World Bond Fund, Class R-6	12,233,346	244,300
U.S. Government Securities Fund, Class R-6	15,486,191	230,744
Short-Term Bond Fund of America, Class R-6	1,197,942	12,123
		2,228,329

Total investment securities 100% (cost: $4,846,887,000)		5,089,556
Other assets less liabilities 0%		(1,150)

Net assets 100%		$5,088,406

American Funds Target Date Retirement Series	19

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2020 (000)
Fixed income funds 7%
American Funds Inflation Linked Bond Fund, Class R-6	36,938,944	1,645,509	6,303,448	32,281,005	$3,356	$22,405	$4,929	$343,793

See notes to financial statements.

20	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2020

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	4,650,999	$179,528
The Investment Company of America, Class R-6	4,100,103	146,128
Capital World Growth and Income Fund, Class R-6	3,211,884	145,723
Washington Mutual Investors Fund, Class R-6	3,459,381	145,155
Fundamental Investors, Class R-6	2,016,892	110,163
		726,697

Equity-income and Balanced funds 31%
The Income Fund of America, Class R-6	21,440,427	441,030
Capital Income Builder, Class R-6	7,820,097	437,300
American Balanced Fund, Class R-6	4,050,866	109,616
American Funds Global Balanced Fund, Class R-6	3,376,299	106,556
		1,094,502

Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	35,689,200	499,292
The Bond Fund of America, Class R-6	20,270,913	279,130
American Funds Inflation Linked Bond Fund, Class R-6	22,130,089	235,685
American Funds Mortgage Fund, Class R-6	19,450,854	204,623
Short-Term Bond Fund of America, Class R-6	18,109,047	183,264
American High-Income Trust, Class R-6	18,738,499	166,211
Capital World Bond Fund, Class R-6	8,073,108	161,220
U.S. Government Securities Fund, Class R-6	144	2
		1,729,427

Total investment securities 100% (cost: $3,448,766,000)		3,550,626
Other assets less liabilities 0%		(718)

Net assets 100%		$3,549,908

See notes to financial statements.

American Funds Target Date Retirement Series	21

Financial statements

Statements of assets and liabilities
at April 30, 2020

	2065 Fund		2060 Fund	2055 Fund	2050 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,904		$2,527,386	$6,488,125	$11,482,367
Affiliated issuers	—		—	—	—
Receivables for:
Sales of investments	—		—	—	—
Sales of fund’s shares	394		7,739	10,362	15,184
Dividends	—	*	257	659	1,144
Total assets	6,298		2,535,382	6,499,146	11,498,695

Liabilities:
Payables for:
Purchases of investments	394		5,404	6,184	9,287
Repurchases of fund’s shares	—	*	2,588	4,707	6,731
Services provided by related parties	1		490	1,286	2,202
Trustees’ deferred compensation	—		4	14	31
Total liabilities	395		8,486	12,191	18,251
Net assets at April 30, 2020	$5,903		$2,526,896	$6,486,955	$11,480,444

Net assets consist of:
Capital paid in on shares of beneficial interest	$5,582		$2,523,048	$6,318,827	$10,926,388
Total distributable earnings	321		3,848	168,128	554,056
Net assets at April 30, 2020	$5,903		$2,526,896	$6,486,955	$11,480,444

Investment securities, at cost:
Unaffiliated issuers	$5,582		$2,598,281	$6,531,280	$11,314,740
Affiliated issuers	—		—	—	—

*	Amount less than one thousand.

See notes to financial statements.

22	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$13,582,111	$16,022,110	$17,595,267	$18,518,278	$15,563,368	$11,102,176	$4,745,763	$3,550,626
—	1,938,774	3,195,132	7,349,730	8,120,652	4,944,646	343,793	—
—	—	—	—	—	1,771	—	—
17,310	20,349	22,332	28,998	18,330	16,024	5,871	6,314
1,335	1,856	3,510	7,928	12,237	13,751	4,401	3,394
13,600,756	17,983,089	20,816,241	25,904,934	23,714,587	16,078,368	5,099,828	3,560,334

9,339	10,469	14,780	19,427	12,820	13,751	6,686	6,048
9,053	10,823	10,629	16,713	17,433	17,507	3,586	3,660
2,697	3,405	4,174	5,069	4,872	3,291	1,118	697
36	54	62	81	77	68	32	21
21,125	24,751	29,645	41,290	35,202	34,617	11,422	10,426
$13,579,631	$17,958,338	$20,786,596	$25,863,644	$23,679,385	$16,043,751	$5,088,406	$3,549,908

$12,915,948	$16,852,337	$19,521,022	$24,076,095	$22,067,405	$14,899,167	$4,738,879	$3,385,151
663,683	1,106,001	1,265,574	1,787,549	1,611,980	1,144,584	349,527	164,757
$13,579,631	$17,958,338	$20,786,596	$25,863,644	$23,679,385	$16,043,751	$5,088,406	$3,549,908

$13,367,753	$15,572,049	$17,138,336	$17,694,298	$14,896,964	$10,418,282	$4,538,190	$3,448,766
—	1,866,007	3,030,801	7,105,805	7,740,349	4,835,159	308,697	—

American Funds Target Date Retirement Series	23

Statements of assets and liabilities
at April 30, 2020

		2065 Fund	2060 Fund	2055 Fund	2050 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,356	$283,551	$619,900	$1,131,050
	Shares outstanding	121	23,000	33,580	76,673
	Net asset value per share	$11.21	$12.33	$18.46	$14.75
Class C:	Net assets	$24	$40,057	$60,452	$95,529
	Shares outstanding	2	3,294	3,337	6,621
	Net asset value per share	$11.20	$12.16	$18.11	$14.43
Class T:	Net assets	$11	$11	$11	$11
	Shares outstanding	1	1	1	1
	Net asset value per share	$11.21	$12.36	$18.47	$14.76
Class F-1:	Net assets	$13	$10,629	$25,417	$37,291
	Shares outstanding	1	862	1,385	2,546
	Net asset value per share	$11.21	$12.33	$18.35	$14.65
Class F-2:	Net assets	$34	$21,926	$24,751	$47,591
	Shares outstanding	3	1,771	1,340	3,228
	Net asset value per share	$11.21	$12.38	$18.47	$14.74
Class F-3:	Net assets	$11	$865	$5,780	$3,822
	Shares outstanding	1	70	312	259
	Net asset value per share	$11.21	$12.36	$18.50	$14.77
Class R-1:	Net assets	$11	$2,209	$4,363	$11,860
	Shares outstanding	1	181	242	822
	Net asset value per share	$11.21	$12.22	$18.05	$14.43
Class R-2:	Net assets	$1,264	$165,652	$374,968	$586,919
	Shares outstanding	113	13,626	20,770	40,708
	Net asset value per share	$11.20	$12.16	$18.05	$14.42
Class R-2E:	Net assets	$243	$32,411	$81,304	$140,629
	Shares outstanding	22	2,651	4,477	9,702
	Net asset value per share	$11.20	$12.22	$18.16	$14.50
Class R-3:	Net assets	$1,855	$187,703	$489,103	$890,891
	Shares outstanding	166	15,316	26,796	61,144
	Net asset value per share	$11.20	$12.26	$18.25	$14.57
Class R-4:	Net assets	$292	$230,621	$676,920	$1,124,752
	Shares outstanding	26	18,710	36,754	76,472
	Net asset value per share	$11.21	$12.33	$18.42	$14.71
Class R-5E:	Net assets	$222	$85,231	$232,339	$424,495
	Shares outstanding	20	6,907	12,625	28,871
	Net asset value per share	$11.21	$12.34	$18.40	$14.70
Class R-5:	Net assets	$236	$55,267	$194,367	$320,148
	Shares outstanding	21	4,455	10,441	21,514
	Net asset value per share	$11.21	$12.40	$18.62	$14.88
Class R-6:	Net assets	$331	$1,410,763	$3,697,280	$6,665,456
	Shares outstanding	29	113,646	198,367	449,403
	Net asset value per share	$11.21	$12.41	$18.64	$14.83

See notes to financial statements.

24	American Funds Target Date Retirement Series

unaudited

(dollars and shares in thousands, except per-share amounts)

2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,285,279	$1,756,718	$2,066,277	$2,716,230	$2,832,002	$2,186,074	$925,673	$557,770
85,499	118,823	142,037	190,159	209,980	175,162	81,164	51,496
$15.03	$14.78	$14.55	$14.28	$13.49	$12.48	$11.40	$10.83
$101,996	$125,094	$150,664	$191,373	$196,057	$140,861	$44,105	$26,386
6,928	8,634	10,557	13,666	14,824	11,488	3,927	2,473
$14.72	$14.49	$14.27	$14.00	$13.23	$12.26	$11.23	$10.67
$11	$11	$11	$11	$11	$10	$10	$10
1	1	1	1	1	1	1	1
$15.04	$14.79	$14.56	$14.29	$13.49	$12.48	$11.40	$10.83
$44,999	$78,444	$97,469	$103,078	$67,651	$51,065	$14,410	$8,307
3,013	5,341	6,740	7,271	5,051	4,118	1,272	771
$14.93	$14.69	$14.46	$14.18	$13.39	$12.40	$11.33	$10.78
$63,494	$80,640	$113,837	$167,651	$170,005	$118,832	$44,524	$28,043
4,223	5,457	7,827	11,745	12,618	9,534	3,909	2,594
$15.04	$14.78	$14.54	$14.27	$13.47	$12.46	$11.39	$10.81
$4,355	$4,027	$14,491	$15,999	$13,011	$8,910	$3,002	$3,657
289	272	995	1,119	963	713	263	337
$15.05	$14.81	$14.57	$14.30	$13.50	$12.50	$11.42	$10.84
$14,676	$19,723	$17,996	$27,937	$26,257	$16,637	$8,154	$1,835
998	1,361	1,267	1,983	1,981	1,351	727	169
$14.71	$14.50	$14.20	$14.09	$13.26	$12.31	$11.22	$10.83
$754,264	$923,833	$1,154,434	$1,261,196	$1,143,074	$665,862	$223,285	$101,676
51,503	63,986	81,204	90,289	86,633	54,318	19,893	9,513
$14.64	$14.44	$14.22	$13.97	$13.19	$12.26	$11.22	$10.69
$213,331	$216,326	$297,221	$334,232	$389,075	$217,954	$80,831	$57,486
14,437	14,878	20,802	23,789	29,348	17,762	7,207	5,393
$14.78	$14.54	$14.29	$14.05	$13.26	$12.27	$11.22	$10.66
$1,016,638	$1,343,586	$1,641,645	$2,045,469	$1,862,496	$1,237,365	$416,025	$282,505
68,514	91,872	114,141	144,752	139,600	100,020	36,765	26,266
$14.84	$14.62	$14.38	$14.13	$13.34	$12.37	$11.32	$10.76
$1,348,982	$1,710,635	$1,980,533	$2,482,299	$2,299,956	$1,541,851	$393,811	$306,108
89,973	116,020	136,536	174,206	170,948	123,750	34,580	28,307
$14.99	$14.74	$14.51	$14.25	$13.45	$12.46	$11.39	$10.81
$507,227	$677,901	$718,016	$972,328	$863,849	$632,509	$170,982	$116,183
33,865	45,999	49,485	68,274	64,231	50,849	15,051	10,768
$14.98	$14.74	$14.51	$14.24	$13.45	$12.44	$11.36	$10.79
$341,573	$441,622	$488,549	$603,759	$567,548	$363,881	$100,855	$73,987
22,506	29,607	33,297	41,907	41,747	28,936	8,784	6,789
$15.18	$14.92	$14.67	$14.41	$13.59	$12.58	$11.48	$10.90
$7,882,806	$10,579,778	$12,045,453	$14,942,082	$13,248,393	$8,861,940	$2,662,739	$1,985,955
521,443	711,899	824,229	1,041,527	977,367	706,927	232,862	182,817
$15.12	$14.86	$14.61	$14.35	$13.56	$12.54	$11.43	$10.86

American Funds Target Date Retirement Series	25

Statements of operations
for the period ended April 30, 2020

	2065 Fund[1]		2060 Fund	2055 Fund	2050 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$—	[2]	$23,726	$66,126	$120,008
Affiliated issuers	—		—	—	—
	—	[2]	23,726	66,126	120,008

Fees and expenses[3]:
Distribution services	1		1,923	4,857	8,335
Transfer agent services	—	[2]	783	2,079	3,592
Reports to shareholders	—		19	52	95
Registration statement and prospectus	—		314	517	670
Trustees’ compensation	—		3	8	13
Auditing and legal	—		8	9	10
Custodian	—		5	5	5
Other	—		1	3	6
Total fees and expenses	1		3,056	7,530	12,726
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	—	[2]	— [2]	— [2]	— [2]
Net investment (loss) income	(1)		20,670	58,596	107,282

Net realized gain and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	—		1,945	394	(1,621)
Affiliated issuers	—		—	—	—
Capital gain distributions received	—		67,048	190,627	347,620
In-kind redemptions	—		2,024	8,624	20,591
	—		71,017	199,645	366,590
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	322		(167,506)	(474,663)	(862,279)
Affiliated issuers	—		—	—	—
	322		(167,506)	(474,663)	(862,279)
Net realized gain and unrealized appreciation (depreciation)	322		(96,489)	(275,018)	(495,689)

Net increase (decrease) in net assets resulting from operations	$321		$(75,819)	$(216,422)	$(388,407)

[1]	For the period March 27, 2020, commencement of operations, through April 30, 2020.
[2]	Amount less than one thousand.
[3]	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

26	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$147,545	$182,629	$202,433	$208,401	$194,464	$147,167	$72,678	$52,085
—	20,389	35,395	98,358	93,673	86,775	4,929	—
147,545	203,018	237,828	306,759	288,137	233,942	77,607	52,085

10,144	12,922	15,794	19,112	18,094	12,475	4,253	2,561
4,398	5,652	6,790	8,187	7,701	5,247	1,770	1,052
113	152	174	216	197	140	45	31
777	862	988	1,075	1,034	568	290	284
16	22	25	31	28	20	6	4
11	11	17	18	18	16	13	12
5	5	5	5	5	5	5	5
7	9	10	13	12	8	3	2
15,471	19,635	23,803	28,657	27,089	18,479	6,385	3,951

— [2]	— [2]	— [2]	— [2]	— [2]	— [2]	— [2]	— [2]
132,074	183,383	214,025	278,102	261,048	215,463	71,222	48,134

(5,313)	(15,772)	(8,628)	38,865	25,782	2,463	5,566	5,311
—	4,091	21,016	28,425	21,338	13,094	3,356	—
404,372	531,419	567,600	571,445	452,531	269,290	79,309	47,603
25,410	28,163	23,323	16,843	7,567	3,246	775	320
424,469	547,901	603,311	655,578	507,218	288,093	89,006	53,234

(1,019,313)	(1,339,917)	(1,439,811)	(1,365,171)	(1,072,534)	(701,306)	(236,684)	(120,860)
—	4,762	61,322	23,656	174,053	86,426	22,405	—
(1,019,313)	(1,335,155)	(1,378,489)	(1,341,515)	(898,481)	(614,880)	(214,279)	(120,860)
(594,844)	(787,254)	(775,178)	(685,937)	(391,263)	(326,787)	(125,273)	(67,626)
$(462,770)	$(603,871)	$(561,153)	$(407,835)	$(130,215)	$(111,324)	$(54,051)	$(19,492)

American Funds Target Date Retirement Series	27

Statements of changes in net assets

	2065 Fund	2060 Fund		2055 Fund
	Period ended April 30, 2020*,†	Six months ended April 30, 2020†	Year ended October 31, 2019	Six months ended April 30, 2020†	Year ended October 31, 2019
Operations:
Net investment (loss) income	$(1)	$20,670	$19,743	$58,596	$66,388
Net realized gain	—	71,017	54,954	199,645	192,625
Net unrealized appreciation (depreciation)	322	(167,506)	99,183	(474,663)	297,741
Net increase (decrease) in net assets resulting from operations	321	(75,819)	173,880	(216,422)	556,754

Distributions paid to shareholders	—	(74,384)	(36,424)	(249,659)	(162,536)

Net capital share transactions	5,582	663,379	863,409	1,098,083	1,750,353

Total increase (decrease) in net assets	5,903	513,176	1,000,865	632,002	2,144,571

Net assets:
Beginning of period	—	2,013,720	1,012,855	5,854,953	3,710,382
End of period	$5,903	$2,526,896	$2,013,720	$6,486,955	$5,854,953

See notes to financial statements.

28	American Funds Target Date Retirement Series

(dollars in thousands)

2050 Fund		2045 Fund		2040 Fund		2035 Fund		2030 Fund
Six months ended April 30, 2020†	Year ended October 31, 2019	Six months ended April 30, 2020†	Year ended October 31, 2019	Six months ended April 30, 2020†	Year ended October 31, 2019	Six months ended April 30, 2020†	Year ended October 31, 2019	Six months ended April 30, 2020†	Year ended October 31, 2019

$107,282	$129,039	$132,074	$160,116	$183,383	$229,647	$214,025	$275,761	$278,102	$401,981
366,590	375,061	424,469	442,276	547,901	591,371	603,311	642,744	655,578	671,284
(862,279)	558,531	(1,019,313)	673,679	(1,335,155)	923,785	(1,378,489)	1,048,991	(1,341,515)	1,243,031

(388,407)	1,062,631	(462,770)	1,276,071	(603,871)	1,744,803	(561,153)	1,967,496	(407,835)	2,316,296

(485,010)	(339,804)	(585,197)	(418,554)	(796,763)	(593,041)	(895,774)	(668,231)	(1,045,636)	(801,363)
1,579,194	2,720,256	1,764,273	3,119,608	1,967,887	3,784,415	2,312,226	4,264,256	2,419,783	5,033,866

705,777	3,443,083	716,306	3,977,125	567,253	4,936,177	855,299	5,563,521	966,312	6,548,799

10,774,667	7,331,584	12,863,325	8,886,200	17,391,085	12,454,908	19,931,297	14,367,776	24,897,332	18,348,533
$11,480,444	$10,774,667	$13,579,631	$12,863,325	$17,958,338	$17,391,085	$20,786,596	$19,931,297	$25,863,644	$24,897,332

See end of statements of changes in net assets for footnotes.

American Funds Target Date Retirement Series	29

Financial statements

Statements of changes in net assets

	2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Six months ended April 30, 2020†	Year ended October 31, 2019	Six months ended April 30, 2020†	Year ended October 31, 2019	Six months ended April 30, 2020†	Year ended October 31, 2019	Six months ended April 30, 2020†	Year ended October 31, 2019
Operations:
Net investment (loss) income	$261,048	$395,840	$215,463	$364,087	$71,222	$130,700	$48,134	$85,252
Net realized gain	507,218	515,531	288,093	341,625	89,006	103,399	53,234	49,517
Net unrealized appreciation (depreciation)	(898,481)	1,128,670	(614,880)	720,718	(214,279)	237,073	(120,860)	156,705
Net increase (decrease) in net assets resulting from operations	(130,215)	2,040,041	(111,324)	1,426,430	(54,051)	471,172	(19,492)	291,474

Distributions paid to shareholders	(888,661)	(685,155)	(667,464)	(547,198)	(218,058)	(194,050)	(127,841)	(109,276)

Net capital share transactions	1,856,381	4,388,614	541,434	1,979,016	89,360	318,698	145,370	447,113

Total increase (decrease) in net assets	837,505	5,743,500	(237,354)	2,858,248	(182,749)	595,820	(1,963)	629,311

Net assets:
Beginning of period	22,841,880	17,098,380	16,281,105	13,422,857	5,271,155	4,675,335	3,551,871	2,922,560
End of period	$23,679,385	$22,841,880	$16,043,751	$16,281,105	$5,088,406	$5,271,155	$3,549,908	$3,551,871

*	For the period March 27, 2020, commencement of operations, through April 30, 2020.
†	Unaudited.

See notes to financial statements.

30	American Funds Target Date Retirement Series

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 12 funds (the “funds”) — American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

On September 18, 2019, the series’ board of trustees approved the issuance of the 2065 Fund. The 2065 Fund commenced operations on March 27, 2020.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	31

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Shares redeemed — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the statement of operations.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2020, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

32	American Funds Target Date Retirement Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

American Funds Target Date Retirement Series	33

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the

34	American Funds Target Date Retirement Series

sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, deferred expenses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Target Date Retirement Series	35

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
As of October 31, 2019
Undistributed ordinary income		$3,198	$12,363	$28,053	$42,381	$66,565
Undistributed long-term capital gains		55,556	192,679	375,337	443,000	593,115
As of April 30, 2020
Gross unrealized appreciation on investments	$322	18,128	113,315	329,066	409,986	743,973
Gross unrealized depreciation on investments	—	(90,115)	(162,120)	(174,519)	(211,912)	(243,349)
Net unrealized appreciation (depreciation) on investments	322	(71,987)	(48,805)	154,547	198,074	500,624
Cost of investments	5,582	2,599,373	6,536,930	11,327,820	13,384,037	17,460,260

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
As of October 31, 2019
Undistributed ordinary income	$92,956	$178,226	$191,127	$189,586	$68,932	$48,714
Undistributed long-term capital gains	643,001	669,907	514,069	341,781	105,295	50,804
As of April 30, 2020
Gross unrealized appreciation on investments	875,870	1,276,468	1,169,644	985,568	303,369	139,639
Gross unrealized depreciation on investments	(270,461)	(225,140)	(143,014)	(215,514)	(71,286)	(47,421)
Net unrealized appreciation (depreciation) on investments	605,409	1,051,328	1,026,630	770,054	232,083	92,218
Cost of investments	20,184,990	24,816,680	22,657,390	15,276,768	4,857,473	3,458,408

No distributions were paid to shareholders of the 2065 Fund during the period March 27, 2020, commencement of operations, through April 30, 2020. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):

2060 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,935		$6,421		$8,356		$998		$3,544		$4,542
Class C	65		950		1,015		17		567		584
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	75		248		323		40		132		172
Class F-2	181		466		647		85		224		309
Class F-3	11		27		38		65		165		230
Class R-1	2		35		37		1		29		30
Class R-2	263		4,073		4,336		60		2,519		2,579
Class R-2E	127		740		867		58		378		436
Class R-3	926		4,334		5,260		461		2,481		2,942
Class R-4	1,628		5,294		6,922		785		2,831		3,616
Class R-5E	660		1,779		2,439		276		773		1,049
Class R-5	523		1,317		1,840		343		917		1,260
Class R-6	12,420		29,884		42,304		5,264		13,411		18,675
Total	$18,816		$55,568		$74,384		$8,453		$27,971		$36,424

36	American Funds Target Date Retirement Series

2055 Fund

	Six months ended April 30, 2020				Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$5,015		$19,032	$24,047	$3,694		$14,514	$18,208
Class C	115		1,920	2,035	68		1,479	1,547
Class T	—	*	1	1	—	*	1	1
Class F-1	192		750	942	164		619	783
Class F-2	267		789	1,056	158		472	630
Class F-3	65		180	245	51		144	195
Class R-1	4		138	142	6		124	130
Class R-2	565		12,485	13,050	342		10,475	10,817
Class R-2E	388		2,523	2,911	238		1,553	1,791
Class R-3	2,768		15,721	18,489	2,047		12,506	14,553
Class R-4	5,607		21,367	26,974	3,817		15,136	18,953
Class R-5E	1,979		6,243	8,222	1,437		4,504	5,941
Class R-5	2,323		6,766	9,089	2,181		6,481	8,662
Class R-6	37,688		104,768	142,456	20,937		59,388	80,325
Total	$56,976		$192,683	$249,659	$35,140		$127,396	$162,536

2050 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,862		$38,250		$48,112		$7,643		$31,198		$38,841
Class C	223		3,250		3,473		136		2,540		2,676
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	305		1,204		1,509		235		930		1,165
Class F-2	506		1,545		2,051		338		1,064		1,402
Class F-3	103		295		398		31		92		123
Class R-1	7		415		422		13		406		419
Class R-2	1,106		21,047		22,153		600		18,263		18,863
Class R-2E	667		4,740		5,407		495		3,502		3,997
Class R-3	5,406		31,130		36,536		4,119		26,341		30,460
Class R-4	9,931		38,764		48,695		7,196		30,294		37,490
Class R-5E	3,900		12,584		16,484		2,617		8,528		11,145
Class R-5	4,038		12,081		16,119		4,052		12,606		16,658
Class R-6	73,578		210,073		283,651		44,560		132,005		176,565

Total	$109,632		$375,378		$485,010		$72,035		$267,769		$339,804

See end of tables for footnote.

American Funds Target Date Retirement Series	37

2045 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$12,409		$42,869		$55,278		$9,516		$35,478		$44,994
Class C	326		3,439		3,765		189		2,727		2,916
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	417		1,464		1,881		297		1,072		1,369
Class F-2	751		2,084		2,835		503		1,441		1,944
Class F-3	42		110		152		23		64		87
Class R-1	29		438		467		18		401		419
Class R-2	2,104		27,320		29,424		1,320		24,337		25,657
Class R-2E	1,223		7,292		8,515		846		5,557		6,403
Class R-3	7,180		35,452		42,632		5,456		30,882		36,338
Class R-4	13,257		46,451		59,708		9,597		36,803		46,400
Class R-5E	5,092		15,076		20,168		3,736		11,297		15,033
Class R-5	4,828		13,234		18,062		5,089		14,724		19,813
Class R-6	94,520		247,790		342,310		57,664		159,517		217,181
Total	$142,178		$443,019		$585,197		$94,254		$324,300		$418,554

2040 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,093		$58,943		$77,036		$14,201		$49,825		$64,026
Class C	483		4,317		4,800		331		3,533		3,864
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	767		2,504		3,271		547		1,868		2,415
Class F-2	1,016		2,671		3,687		669		1,836		2,505
Class F-3	53		132		185		46		121		167
Class R-1	45		693		738		48		685		733
Class R-2	3,015		33,213		36,228		2,245		31,294		33,539
Class R-2E	1,408		7,481		8,889		1,000		5,725		6,725
Class R-3	10,219		46,828		57,047		8,280		42,525		50,805
Class R-4	18,065		59,472		77,537		14,108		50,939		65,047
Class R-5E	7,515		21,042		28,557		5,418		15,581		20,999
Class R-5	6,557		16,999		23,556		6,932		19,044		25,976
Class R-6	136,327		338,905		475,232		87,118		229,122		316,240
Total	$203,563		$593,200		$796,763		$140,943		$452,098		$593,041

2035 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$23,372		$65,301		$88,673		$18,245		$55,056		$73,301
Class C	702		4,823		5,525		487		4,045		4,532
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,050		2,949		3,999		716		2,164		2,880
Class F-2	1,490		3,430		4,920		1,054		2,532		3,586
Class F-3	219		479		698		63		146		209
Class R-1	77		637		714		63		594		657
Class R-2	5,254		39,569		44,823		3,799		36,289		40,088
Class R-2E	2,251		9,657		11,908		1,605		7,461		9,066
Class R-3	14,178		53,467		67,645		11,372		47,927		59,299
Class R-4	23,257		65,465		88,722		17,740		54,591		72,331
Class R-5E	8,425		20,817		29,242		7,456		18,766		26,222
Class R-5	7,769		17,607		25,376		8,159		19,633		27,792
Class R-6	164,611		358,918		523,529		105,166		243,102		348,268
Total	$252,655		$643,119		$895,774		$175,925		$492,306		$668,231

38	American Funds Target Date Retirement Series

2030 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$36,681		$71,802		$108,483		$27,922		$64,232		$92,154
Class C	1,364		5,117		6,481		913		4,493		5,406
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,338		2,620		3,958		991		2,275		3,266
Class F-2	2,536		4,161		6,697		1,664		3,139		4,803
Class F-3	284		444		728		132		240		372
Class R-1	171		805		976		131		834		965
Class R-2	8,745		35,648		44,393		6,182		35,033		41,215
Class R-2E	3,257		8,884		12,141		2,170		7,157		9,327
Class R-3	22,552		55,928		78,480		17,630		53,715		71,345
Class R-4	34,880		68,074		102,954		26,624		62,225		88,849
Class R-5E	13,622		23,678		37,300		10,612		20,742		31,354
Class R-5	10,841		17,585		28,426		11,052		20,705		31,757
Class R-6	239,324		375,295		614,619		149,639		270,911		420,550
Total	$375,595		$670,041		$1,045,636		$255,662		$545,701		$801,363

2025 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$41,884		$62,282		$104,166		$32,318		$56,860		$89,178
Class C	1,645		4,391		6,036		1,123		3,973		5,096
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	946		1,425		2,371		767		1,355		2,122
Class F-2	2,916		3,688		6,604		1,955		2,881		4,836
Class F-3	231		280		511		197		279		476
Class R-1	207		635		842		166		643		809
Class R-2	9,469		27,081		36,550		6,961		27,521		34,482
Class R-2E	4,284		8,732		13,016		3,092		7,534		10,626
Class R-3	23,479		42,959		66,438		18,330		41,842		60,172
Class R-4	35,758		53,021		88,779		27,272		48,753		76,025
Class R-5E	13,003		17,511		30,514		11,599		17,663		29,262
Class R-5	11,120		13,898		25,018		10,938		15,975		26,913
Class R-6	229,551		278,265		507,816		142,893		202,265		345,158
Total	$374,493		$514,168		$888,661		$257,611		$427,544		$685,155

See end of tables for footnote.

American Funds Target Date Retirement Series	39

2020 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$41,291		$46,193		$87,484		$33,560		$44,275		$77,835
Class C	1,756		3,110		4,866		1,271		2,899		4,170
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	938		1,055		1,993		774		1,022		1,796
Class F-2	2,571		2,526		5,097		1,836		2,083		3,919
Class F-3	181		172		353		128		140		268
Class R-1	193		371		564		150		383		533
Class R-2	8,219		15,485		23,704		6,725		16,592		23,317
Class R-2E	3,414		4,820		8,234		2,381		4,027		6,408
Class R-3	20,866		27,939		48,805		17,483		28,785		46,268
Class R-4	30,974		34,911		65,885		26,785		36,123		62,908
Class R-5E	12,059		12,525		24,584		11,398		13,314		24,712
Class R-5	8,952		8,714		17,666		10,028		11,289		21,317
Class R-6	194,268		183,961		378,229		130,612		143,135		273,747
Total	$325,682		$341,782		$667,464		$243,131		$304,067		$547,198

2015 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$19,687		$19,346		$39,033		$17,908		$19,503		$37,411
Class C	616		938		1,554		538		961		1,499
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	279		275		554		249		275		524
Class F-2	1,044		908		1,952		858		814		1,672
Class F-3	101		85		186		60		55		115
Class R-1	121		190		311		96		195		291
Class R-2	3,197		5,104		8,301		3,018		5,755		8,773
Class R-2E	1,362		1,728		3,090		1,223		1,722		2,945
Class R-3	7,653		8,980		16,633		7,551		10,062		17,613
Class R-4	8,691		8,622		17,313		8,460		9,436		17,896
Class R-5E	3,464		3,200		6,664		4,266		4,191		8,457
Class R-5	2,579		2,223		4,802		3,077		2,910		5,987
Class R-6	63,941		53,724		117,665		47,271		43,596		90,867
Total	$112,735		$105,323		$218,058		$94,575		$99,475		$194,050

40	American Funds Target Date Retirement Series

2010 Fund

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$11,415		$8,060		$19,475		$10,310		$8,513		$18,823
Class C	396		410		806		295		405		700
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	166		117		283		171		142		313
Class F-2	559		349		908		409		293		702
Class F-3	78		47		125		21		15		36
Class R-1	21		27		48		25		42		67
Class R-2	1,361		1,556		2,917		1,322		1,803		3,125
Class R-2E	921		811		1,732		718		755		1,473
Class R-3	5,133		4,260		9,393		4,733		4,622		9,355
Class R-4	6,336		4,504		10,840		5,968		4,986		10,954
Class R-5E	2,392		1,562		3,954		2,268		1,675		3,943
Class R-5	1,829		1,134		2,963		2,391		1,707		4,098
Class R-6	46,403		27,994		74,397		32,821		22,866		55,687
Total	$77,010		$50,831		$127,841		$61,452		$47,824		$109,276

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2020, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

American Funds Target Date Retirement Series	41

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the period ended April 30, 2020, were as follows (dollars in thousands):

2065 Fund*
Share class	Distribution services		Transfer agent services
Class A	$—	†	$—	†
Class C	—	†	—	†
Class T	—		—	†
Class F-1	—	†	—	†
Class F-2	Not applicable		—	†
Class F-3	Not applicable		—	†
Class R-1	—	†	—	†
Class R-2	—	†	—	†
Class R-2E	—	†	—	†
Class R-3	1		—	†
Class R-4	—	†	—	†
Class R-5E	Not applicable		—	†
Class R-5	Not applicable		—	†
Class R-6	Not applicable		—	†
Total class-specific expenses	$1		$—	†

2060 Fund

Share class	Distribution services	Transfer agent services
Class A	$338	$112
Class C	186	18
Class T	—	—	†
Class F-1	13	6
Class F-2	Not applicable	9
Class F-3	Not applicable	—	†
Class R-1	8	1
Class R-2	593	284
Class R-2E	88	30
Class R-3	433	133
Class R-4	264	108
Class R-5E	Not applicable	60
Class R-5	Not applicable	13
Class R-6	Not applicable	9
Total class-specific expenses	$1,923	$783

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$765	$270
Class C	296	29
Class T	—	—	†
Class F-1	30	14
Class F-2	Not applicable	11
Class F-3	Not applicable	—	†
Class R-1	21	3
Class R-2	1,432	692
Class R-2E	238	81
Class R-3	1,232	383
Class R-4	843	346
Class R-5E	Not applicable	173
Class R-5	Not applicable	52
Class R-6	Not applicable	25
Total class-specific expenses	$4,857	$2,079

2050 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,389	$508
Class C	470	45
Class T	—	—	†
Class F-1	45	21
Class F-2	Not applicable	21
Class F-3	Not applicable	—	†
Class R-1	60	8
Class R-2	2,254	1,091
Class R-2E	419	144
Class R-3	2,270	709
Class R-4	1,428	587
Class R-5E	Not applicable	324
Class R-5	Not applicable	87
Class R-6	Not applicable	47
Total class-specific expenses	$8,335	$3,592

42	American Funds Target Date Retirement Series

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,605	$575
Class C	502	49
Class T	—	—	†
Class F-1	56	27
Class F-2	Not applicable	28
Class F-3	Not applicable	—	†
Class R-1	68	9
Class R-2	2,933	1,421
Class R-2E	647	222
Class R-3	2,608	815
Class R-4	1,725	709
Class R-5E	Not applicable	393
Class R-5	Not applicable	94
Class R-6	Not applicable	56
Total class-specific expenses	$10,144	$4,398

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,177	$794
Class C	624	61
Class T	—	—	†
Class F-1	95	45
Class F-2	Not applicable	36
Class F-3	Not applicable	—	†
Class R-1	102	14
Class R-2	3,592	1,740
Class R-2E	663	227
Class R-3	3,462	1,083
Class R-4	2,207	908
Class R-5E	Not applicable	545
Class R-5	Not applicable	123
Class R-6	Not applicable	76
Total class-specific expenses	$12,922	$5,652

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,647	$932
Class C	749	73
Class T	—	—	†
Class F-1	119	56
Class F-2	Not applicable	50
Class F-3	Not applicable	—	†
Class R-1	96	13
Class R-2	4,526	2,188
Class R-2E	909	312
Class R-3	4,189	1,311
Class R-4	2,559	1,052
Class R-5E	Not applicable	582
Class R-5	Not applicable	136
Class R-6	Not applicable	85
Total class-specific expenses	$15,794	$6,790

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,559	$1,223
Class C	952	92
Class T	—	—	†
Class F-1	125	60
Class F-2	Not applicable	73
Class F-3	Not applicable	—	†
Class R-1	150	21
Class R-2	4,891	2,369
Class R-2E	1,004	345
Class R-3	5,233	1,638
Class R-4	3,198	1,317
Class R-5E	Not applicable	778
Class R-5	Not applicable	165
Class R-6	Not applicable	106
Total class-specific expenses	$19,112	$8,187

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,584	$1,265
Class C	970	94
Class T	—	—	†
Class F-1	82	39
Class F-2	Not applicable	77
Class F-3	Not applicable	—	†
Class R-1	137	19
Class R-2	4,422	2,143
Class R-2E	1,168	403
Class R-3	4,768	1,491
Class R-4	2,963	1,221
Class R-5E	Not applicable	700
Class R-5	Not applicable	156
Class R-6	Not applicable	93
Total class-specific expenses	$18,094	$7,701

2020 Fund
Share class	Distribution services	Transfer agent services
Class A	$2,958	$994
Class C	721	70
Class T	—	—	†
Class F-1	63	30
Class F-2	Not applicable	55
Class F-3	Not applicable	—	†
Class R-1	88	12
Class R-2	2,644	1,284
Class R-2E	681	234
Class R-3	3,266	1,025
Class R-4	2,054	846
Class R-5E	Not applicable	530
Class R-5	Not applicable	102
Class R-6	Not applicable	65
Total class-specific expenses	$12,475	$5,247

See end of tables for footnotes.

American Funds Target Date Retirement Series	43

2015 Fund
Share class	Distribution services	Transfer agent services
Class A	$1,187	$433
Class C	227	22
Class T	—	—	†
Class F-1	17	8
Class F-2	Not applicable	20
Class F-3	Not applicable	—	†
Class R-1	44	6
Class R-2	903	439
Class R-2E	256	89
Class R-3	1,097	346
Class R-4	522	216
Class R-5E	Not applicable	143
Class R-5	Not applicable	28
Class R-6	Not applicable	20
Total class-specific expenses	$4,253	$1,770

2010 Fund
Share class	Distribution services	Transfer agent services
Class A	$715	$251
Class C	137	14
Class T	—	—	†
Class F-1	10	5
Class F-2	Not applicable	11
Class F-3	Not applicable	—	†
Class R-1	9	1
Class R-2	396	191
Class R-2E	171	59
Class R-3	731	229
Class R-4	392	162
Class R-5E	Not applicable	95
Class R-5	Not applicable	20
Class R-6	Not applicable	14
Total class-specific expenses	$2,561	$1,052

*	For the period March 27, 2020, commencement of operations, through April 30, 2020.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
2065 Fund	$—	$—	$—
2060 Fund	4	(1)	3
2055 Fund	10	(2)	8
2050 Fund	17	(4)	13
2045 Fund	20	(4)	16
2040 Fund	28	(6)	22
2035 Fund	32	(7)	25
2030 Fund	40	(9)	31
2025 Fund	36	(8)	28
2020 Fund	25	(5)	20
2015 Fund	8	(2)	6
2010 Fund	5	(1)	4

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

44	American Funds Target Date Retirement Series

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2020, as follows (dollars in thousands):

	Purchases	Sales
2065 Fund	$5,582	$—
2060 Fund	709,294	35,971
2055 Fund	1,239,848	145,099
2050 Fund	1,798,513	268,712
2045 Fund	2,045,617	335,849
2040 Fund	2,372,395	494,513
2035 Fund	2,922,062	724,989
2030 Fund	3,716,587	1,503,022
2025 Fund	3,284,004	1,602,116
2020 Fund	1,646,763	1,291,944
2015 Fund	521,350	501,015
2010 Fund	441,843	328,086

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2065 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period March 27, 2020[2] through April 30, 2020

Class A	$1,268	121	$—	—	$(4)	— [3]	$1,264	121
Class C	40	4	—	—	(18)	(2)	22	2
Class T	10	1	—	—	—	—	10	1
Class F-1	21	2	—	—	(9)	(1)	12	1
Class F-2	32	3	—	—	— [3]	— [3]	32	3
Class F-3	10	1	—	—	—	—	10	1
Class R-1	10	1	—	—	—	—	10	1
Class R-2	1,372	129	—	—	(161)	(16)	1,211	113
Class R-2E	239	22	—	—	—	—	239	22
Class R-3	1,885	177	—	—	(128)	(11)	1,757	166
Class R-4	309	29	—	—	(28)	(3)	281	26
Class R-5E	205	20	—	—	(1)	— [3]	204	20
Class R-5	247	23	—	—	(24)	(2)	223	21
Class R-6	484	46	—	—	(177)	(17)	307	29
Total net increase (decrease)	$6,132	579	$—	—	$(550)	(52)	$5,582	527

See end of tables for footnotes.

American Funds Target Date Retirement Series	45

2060 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$81,254	6,460	$8,282	613	$(21,046)	(1,699)	$68,490	5,374
Class C	10,399	822	1,014	76	(2,995)	(238)	8,418	660
Class T	—	—	—	—	—	—	—	—
Class F-1	3,444	274	321	23	(1,504)	(122)	2,261	175
Class F-2	9,097	722	647	48	(3,367)	(269)	6,377	501
Class F-3	405	32	38	3	(6,067)	(452)	(5,624)	(417)
Class R-1	1,120	91	36	3	(230)	(17)	926	77
Class R-2	49,960	3,967	4,332	324	(26,510)	(2,102)	27,782	2,189
Class R-2E	11,662	930	867	65	(5,138)	(410)	7,391	585
Class R-3	67,889	5,351	5,256	391	(31,496)	(2,466)	41,649	3,276
Class R-4	86,356	6,865	6,921	512	(38,967)	(3,061)	54,310	4,316
Class R-5E	36,077	2,837	2,439	180	(24,205)	(1,793)	14,311	1,224
Class R-5	18,921	1,475	1,840	135	(10,069)	(785)	10,692	825
Class R-6	534,765	41,662	42,304	3,110	(150,673)	(11,714)	426,396	33,058
Total net increase (decrease)	$911,349	71,488	$74,297	5,483	$(322,267)	(25,128)	$663,379	51,843

Year ended October 31, 2019

Class A	$113,144	9,120	$4,541	407	$(31,721)	(2,612)	$85,964	6,915
Class C	14,907	1,223	584	53	(4,379)	(357)	11,112	919
Class T	—	—	—	—	—	—	—	—
Class F-1	5,175	416	171	15	(1,671)	(134)	3,675	297
Class F-2	11,178	923	308	28	(4,945)	(405)	6,541	546
Class F-3	974	80	229	21	(1,863)	(150)	(660)	(49)
Class R-1	801	64	30	3	(707)	(58)	124	9
Class R-2	77,305	6,276	2,578	233	(34,337)	(2,789)	45,546	3,720
Class R-2E	15,458	1,253	436	39	(4,557)	(367)	11,337	925
Class R-3	91,159	7,349	2,942	264	(38,202)	(3,100)	55,899	4,513
Class R-4	121,455	9,740	3,616	324	(53,583)	(4,285)	71,488	5,779
Class R-5E	56,521	4,538	1,049	94	(13,970)	(1,165)	43,600	3,467
Class R-5	31,754	2,531	1,260	112	(24,086)	(1,914)	8,928	729
Class R-6	646,395	51,449	18,675	1,664	(145,215)	(11,581)	519,855	41,532
Total net increase (decrease)	$1,186,226	94,962	$36,419	3,257	$(359,236)	(28,917)	$863,409	69,302

46	American Funds Target Date Retirement Series

2055 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$104,857	5,500	$24,026	1,186	$(46,357)	(2,429)	$82,526	4,257
Class C	10,016	534	2,033	102	(4,726)	(251)	7,323	385
Class T	—	—	—	—	—	—	—	—
Class F-1	8,318	435	937	46	(4,433)	(232)	4,822	249
Class F-2	6,733	348	1,052	52	(5,384)	(292)	2,401	108
Class F-3	701	36	243	12	(355)	(20)	589	28
Class R-1	951	51	142	8	(545)	(28)	548	31
Class R-2	76,256	4,046	13,045	657	(65,666)	(3,498)	23,635	1,205
Class R-2E	21,146	1,109	2,911	146	(10,896)	(585)	13,161	670
Class R-3	115,412	6,073	18,476	922	(86,161)	(4,588)	47,727	2,407
Class R-4	152,388	7,946	26,974	1,336	(106,152)	(5,521)	73,210	3,761
Class R-5E	77,424	4,019	8,222	408	(68,068)	(3,306)	17,578	1,121
Class R-5	36,589	1,885	9,046	443	(47,139)	(2,343)	(1,504)	(15)
Class R-6	991,145	50,454	142,457	6,976	(307,535)	(15,789)	826,067	41,641
Total net increase (decrease)	$1,601,936	82,436	$249,564	12,294	$(753,417)	(38,882)	$1,098,083	55,848

Year ended October 31, 2019

Class A	$159,436	8,491	$18,198	1,082	$(67,525)	(3,591)	$110,109	5,982
Class C	18,087	981	1,545	93	(8,789)	(476)	10,843	598
Class T	—	—	—	—	—	—	—	—
Class F-1	8,597	461	782	47	(6,527)	(350)	2,852	158
Class F-2	12,501	659	626	38	(4,674)	(252)	8,453	445
Class F-3	2,283	119	194	12	(1,850)	(99)	627	32
Class R-1	1,861	102	130	8	(1,792)	(98)	199	12
Class R-2	140,503	7,643	10,807	654	(104,637)	(5,710)	46,673	2,587
Class R-2E	35,323	1,911	1,791	108	(11,806)	(634)	25,308	1,385
Class R-3	205,166	11,031	14,544	873	(141,649)	(7,657)	78,061	4,247
Class R-4	287,390	15,384	18,950	1,129	(142,823)	(7,620)	163,517	8,893
Class R-5E	129,180	6,977	5,941	354	(52,108)	(2,955)	83,013	4,376
Class R-5	79,400	4,203	8,624	509	(87,234)	(4,610)	790	102
Class R-6	1,491,604	78,684	80,327	4,742	(352,023)	(18,516)	1,219,908	64,910
Total net increase (decrease)	$2,571,331	136,646	$162,459	9,649	$(983,437)	(52,568)	$1,750,353	93,727

See end of tables for footnotes.

American Funds Target Date Retirement Series	47

2050 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$150,838	9,875	$48,039	2,969	$(91,331)	(6,005)	$107,546	6,839
Class C	16,439	1,091	3,471	219	(8,005)	(537)	11,905	773
Class T	—	—	—	—	—	—	—	—
Class F-1	9,852	647	1,500	93	(5,525)	(367)	5,827	373
Class F-2	11,409	748	2,036	126	(6,302)	(413)	7,143	461
Class F-3	1,475	99	394	25	(5,883)	(405)	(4,014)	(281)
Class R-1	1,620	107	422	27	(1,077)	(70)	965	64
Class R-2	107,468	7,138	22,135	1,397	(95,979)	(6,422)	33,624	2,113
Class R-2E	30,664	2,052	5,407	339	(21,010)	(1,435)	15,061	956
Class R-3	167,773	11,047	36,517	2,282	(141,610)	(9,323)	62,680	4,006
Class R-4	216,810	14,081	48,694	3,019	(167,445)	(10,888)	98,059	6,212
Class R-5E	127,346	8,274	16,484	1,023	(117,666)	(7,160)	26,164	2,137
Class R-5	48,810	3,117	16,112	988	(71,422)	(4,487)	(6,500)	(382)
Class R-6	1,505,692	95,987	283,651	17,455	(568,609)	(36,845)	1,220,734	76,597
Total net increase (decrease)	$2,396,196	154,263	$484,862	29,962	$(1,301,864)	(84,357)	$1,579,194	99,868

Year ended October 31, 2019

Class A	$240,734	15,993	$38,790	2,880	$(118,116)	(7,840)	$161,408	11,033
Class C	26,799	1,822	2,674	202	(12,979)	(881)	16,494	1,143
Class T	—	—	—	—	—	—	—	—
Class F-1	11,871	798	1,161	87	(6,249)	(417)	6,783	468
Class F-2	26,449	1,820	1,395	104	(17,635)	(1,188)	10,209	736
Class F-3	6,125	411	123	9	(930)	(64)	5,318	356
Class R-1	3,921	268	418	32	(4,672)	(315)	(333)	(15)
Class R-2	196,167	13,331	18,849	1,426	(154,629)	(10,540)	60,387	4,217
Class R-2E	51,516	3,495	3,996	301	(22,503)	(1,517)	33,009	2,279
Class R-3	307,327	20,708	30,451	2,284	(229,788)	(15,545)	107,990	7,447
Class R-4	410,221	27,456	37,489	2,791	(254,769)	(16,963)	192,941	13,284
Class R-5E	221,615	14,917	11,145	830	(62,695)	(4,355)	170,065	11,392
Class R-5	107,422	7,098	16,656	1,228	(156,190)	(10,274)	(32,112)	(1,948)
Class R-6	2,446,663	161,839	176,563	13,060	(635,129)	(41,898)	1,988,097	133,001
Total net increase (decrease)	$4,056,830	269,956	$339,710	25,234	$(1,676,284)	(111,797)	$2,720,256	183,393

48	American Funds Target Date Retirement Series

2045 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$155,199	9,943	$55,192	3,351	$(81,613)	(5,250)	$128,778	8,044
Class C	15,408	997	3,760	233	(7,504)	(492)	11,664	738
Class T	—	—	—	—	—	—	—	—
Class F-1	11,991	765	1,874	114	(8,121)	(537)	5,744	342
Class F-2	18,039	1,142	2,825	172	(9,884)	(647)	10,980	667
Class F-3	1,786	118	133	8	(435)	(29)	1,484	97
Class R-1	3,963	259	467	29	(1,893)	(119)	2,537	169
Class R-2	127,146	8,293	29,413	1,828	(128,128)	(8,426)	28,431	1,695
Class R-2E	35,367	2,283	8,516	525	(25,134)	(1,674)	18,749	1,134
Class R-3	200,281	12,974	42,572	2,617	(174,179)	(11,352)	68,674	4,239
Class R-4	235,851	15,068	59,702	3,633	(205,002)	(13,078)	90,551	5,623
Class R-5E	143,412	9,116	20,168	1,230	(157,237)	(9,385)	6,343	961
Class R-5	47,278	2,979	18,056	1,087	(93,681)	(5,707)	(28,347)	(1,641)
Class R-6	1,677,925	104,654	342,309	20,696	(601,549)	(38,324)	1,418,685	87,026
Total net increase (decrease)	$2,673,646	168,591	$584,987	35,523	$(1,494,360)	(95,020)	$1,764,273	109,094

Year ended October 31, 2019

Class A	$258,071	16,808	$44,952	3,269	$(131,331)	(8,571)	$171,692	11,506
Class C	28,931	1,928	2,914	215	(14,165)	(942)	17,680	1,201
Class T	—	—	—	—	—	—	—	—
Class F-1	15,632	1,028	1,367	101	(6,518)	(426)	10,481	703
Class F-2	28,732	1,905	1,935	141	(9,134)	(593)	21,533	1,453
Class F-3	1,821	118	87	7	(759)	(51)	1,149	74
Class R-1	4,377	291	419	31	(3,986)	(268)	810	54
Class R-2	235,545	15,748	25,648	1,905	(195,122)	(13,042)	66,071	4,611
Class R-2E	69,942	4,666	6,403	472	(30,150)	(2,000)	46,195	3,138
Class R-3	347,867	22,972	36,327	2,671	(282,549)	(18,778)	101,645	6,865
Class R-4	467,187	30,664	46,397	3,382	(264,596)	(17,303)	248,988	16,743
Class R-5E	261,365	17,389	15,033	1,098	(80,829)	(5,522)	195,569	12,965
Class R-5	104,514	6,782	19,808	1,429	(175,195)	(11,320)	(50,873)	(3,109)
Class R-6	2,708,687	175,667	217,181	15,726	(637,200)	(41,156)	2,288,668	150,237
Total net increase (decrease)	$4,532,671	295,966	$418,471	30,447	$(1,831,534)	(119,972)	$3,119,608	206,441

See end of tables for footnotes.

American Funds Target Date Retirement Series	49

2040 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$199,031	12,893	$76,964	4,763	$(118,234)	(7,778)	$157,761	9,878
Class C	17,452	1,151	4,793	302	(11,910)	(795)	10,335	658
Class T	—	—	—	—	—	—	—	—
Class F-1	21,910	1,444	3,266	203	(12,046)	(818)	13,130	829
Class F-2	18,244	1,178	3,676	228	(11,174)	(750)	10,746	656
Class F-3	855	53	180	11	(302)	(18)	733	46
Class R-1	2,107	140	738	47	(2,761)	(176)	84	11
Class R-2	144,285	9,568	36,209	2,287	(146,565)	(9,867)	33,929	1,988
Class R-2E	39,909	2,622	8,888	558	(34,123)	(2,300)	14,674	880
Class R-3	223,954	14,698	57,026	3,562	(209,691)	(13,879)	71,289	4,381
Class R-4	278,220	18,049	77,531	4,809	(270,183)	(17,423)	85,568	5,435
Class R-5E	165,283	10,598	28,558	1,774	(244,853)	(14,836)	(51,012)	(2,464)
Class R-5	54,804	3,505	23,554	1,446	(112,317)	(7,046)	(33,959)	(2,095)
Class R-6	2,051,870	129,766	475,220	29,280	(872,481)	(56,671)	1,654,609	102,375
Total net increase (decrease)	$3,217,924	205,665	$796,603	49,270	$(2,046,640)	(132,357)	$1,967,887	122,578

Year ended October 31, 2019

Class A	$342,510	22,653	$63,962	4,720	$(185,979)	(12,323)	$220,493	15,050
Class C	34,065	2,302	3,860	289	(16,774)	(1,136)	21,151	1,455
Class T	—	—	—	—	—	—	—	—
Class F-1	23,393	1,567	2,413	179	(9,229)	(610)	16,577	1,136
Class F-2	31,890	2,111	2,487	184	(12,280)	(814)	22,097	1,481
Class F-3	1,741	114	167	12	(1,878)	(126)	30	— [3]
Class R-1	4,868	329	733	55	(5,184)	(349)	417	35
Class R-2	260,465	17,681	33,519	2,524	(252,801)	(17,166)	41,183	3,039
Class R-2E	84,308	5,695	6,725	504	(41,170)	(2,759)	49,863	3,440
Class R-3	406,408	27,246	50,790	3,782	(354,697)	(23,852)	102,501	7,176
Class R-4	563,472	37,619	65,042	4,814	(411,130)	(27,391)	217,384	15,042
Class R-5E	372,783	25,152	20,999	1,557	(97,840)	(6,771)	295,942	19,938
Class R-5	140,982	9,263	25,973	1,903	(235,182)	(15,426)	(68,227)	(4,260)
Class R-6	3,434,425	226,679	316,236	23,270	(885,657)	(58,203)	2,865,004	191,746
Total net increase (decrease)	$5,701,310	378,411	$592,906	43,793	$(2,509,801)	(166,926)	$3,784,415	255,278

50	American Funds Target Date Retirement Series

2035 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$246,809	16,317	$88,558	5,626	$(161,095)	(10,888)	$174,272	11,055
Class C	21,303	1,432	5,518	357	(13,847)	(941)	12,974	848
Class T	—	—	—	—	—	—	—	—
Class F-1	20,941	1,404	3,995	255	(11,291)	(772)	13,645	887
Class F-2	25,798	1,729	4,578	291	(15,398)	(1,058)	14,978	962
Class F-3	2,212	138	635	40	(1,363)	(88)	1,484	90
Class R-1	2,082	145	711	46	(4,340)	(284)	(1,547)	(93)
Class R-2	163,438	11,079	44,781	2,904	(188,659)	(12,974)	19,560	1,009
Class R-2E	52,105	3,504	11,908	769	(38,188)	(2,706)	25,825	1,567
Class R-3	282,992	18,970	67,613	4,340	(257,192)	(17,368)	93,413	5,942
Class R-4	306,989	20,333	88,711	5,651	(312,063)	(20,759)	83,637	5,225
Class R-5E	185,506	12,150	29,241	1,864	(348,124)	(21,635)	(133,377)	(7,621)
Class R-5	66,119	4,331	25,374	1,600	(134,450)	(8,605)	(42,957)	(2,674)
Class R-6	2,486,679	160,702	523,517	33,155	(959,877)	(64,263)	2,050,319	129,594
Total net increase (decrease)	$3,862,973	252,234	$895,140	56,898	$(2,445,887)	(162,341)	$2,312,226	146,791

Year ended October 31, 2019

Class A	$400,930	27,169	$73,202	5,504	$(210,472)	(14,269)	$263,660	18,404
Class C	39,801	2,758	4,528	346	(23,903)	(1,655)	20,426	1,449
Class T	—	—	—	—	—	—	—	—
Class F-1	30,599	2,086	2,878	217	(14,547)	(993)	18,930	1,310
Class F-2	38,453	2,612	3,241	244	(17,152)	(1,166)	24,542	1,690
Class F-3	10,507	742	209	16	(7,924)	(554)	2,792	204
Class R-1	6,426	441	655	50	(4,889)	(341)	2,192	150
Class R-2	323,787	22,434	40,061	3,069	(278,685)	(19,355)	85,163	6,148
Class R-2E	102,559	7,088	9,066	692	(50,590)	(3,470)	61,035	4,310
Class R-3	484,406	33,243	59,277	4,501	(406,434)	(28,011)	137,249	9,733
Class R-4	643,184	43,908	72,329	5,455	(425,980)	(28,892)	289,533	20,471
Class R-5E	370,613	25,538	26,222	1,979	(108,284)	(7,596)	288,551	19,921
Class R-5	138,076	9,309	27,791	2,076	(230,921)	(15,589)	(65,054)	(4,204)
Class R-6	3,739,259	252,629	348,260	26,106	(952,282)	(64,045)	3,135,237	214,690
Total net increase (decrease)	$6,328,600	429,957	$667,719	50,255	$(2,732,063)	(185,936)	$4,264,256	294,276

See end of tables for footnotes.

American Funds Target Date Retirement Series	51

2030 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$315,650	21,448	$108,293	7,158	$(242,100)	(16,871)	$181,843	11,735
Class C	25,890	1,796	6,473	435	(17,993)	(1,282)	14,370	949
Class T	—	—	—	—	—	—	—	—
Class F-1	23,926	1,648	3,943	262	(17,338)	(1,211)	10,531	699
Class F-2	45,629	3,142	6,677	442	(28,695)	(2,050)	23,611	1,534
Class F-3	4,339	295	727	48	(2,842)	(214)	2,224	129
Class R-1	3,221	222	976	65	(6,134)	(431)	(1,937)	(144)
Class R-2	178,867	12,422	44,376	2,990	(202,404)	(14,362)	20,839	1,050
Class R-2E	63,547	4,410	12,142	815	(47,826)	(3,415)	27,863	1,810
Class R-3	333,342	22,968	78,450	5,233	(340,092)	(23,674)	71,700	4,527
Class R-4	380,620	25,890	102,936	6,817	(411,952)	(28,270)	71,604	4,437
Class R-5E	259,780	17,597	37,299	2,474	(456,669)	(29,597)	(159,590)	(9,526)
Class R-5	79,296	5,340	28,414	1,863	(137,960)	(9,239)	(30,250)	(2,036)
Class R-6	2,924,098	194,999	614,608	40,488	(1,351,731)	(93,313)	2,186,975	142,174
Total net increase (decrease)	$4,638,205	312,177	$1,045,314	69,090	$(3,263,736)	(223,929)	$2,419,783	157,338

Year ended October 31, 2019

Class A	$554,139	38,553	$91,977	7,021	$(310,242)	(21,614)	$335,874	23,960
Class C	49,045	3,492	5,395	418	(26,144)	(1,865)	28,296	2,045
Class T	—	—	—	—	—	—	—	—
Class F-1	34,376	2,417	3,265	251	(22,203)	(1,565)	15,438	1,103
Class F-2	70,908	4,944	4,786	366	(38,114)	(2,672)	37,580	2,638
Class F-3	7,868	535	372	28	(2,212)	(157)	6,028	406
Class R-1	8,175	575	966	75	(8,570)	(605)	571	45
Class R-2	326,027	23,260	41,173	3,202	(303,210)	(21,677)	63,990	4,785
Class R-2E	122,208	8,692	9,327	721	(65,776)	(4,654)	65,759	4,759
Class R-3	565,292	39,826	71,318	5,494	(500,793)	(35,388)	135,817	9,932
Class R-4	784,927	55,031	88,849	6,798	(587,711)	(41,181)	286,065	20,648
Class R-5E	492,441	34,888	31,338	2,401	(118,144)	(8,468)	405,635	28,821
Class R-5	170,747	11,840	31,754	2,407	(300,677)	(20,734)	(98,176)	(6,487)
Class R-6	4,653,217	323,253	420,552	32,006	(1,322,780)	(91,552)	3,750,989	263,707
Total net increase (decrease)	$7,839,370	547,306	$801,072	61,188	$(3,606,576)	(252,132)	$5,033,866	356,362

52	American Funds Target Date Retirement Series

2025 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$339,740	24,623	$103,925	7,397	$(274,963)	(20,433)	$168,702	11,587
Class C	26,329	1,941	6,019	436	(19,699)	(1,482)	12,649	895
Class T	—	—	—	—	—	—	—	—
Class F-1	18,638	1,364	2,368	170	(13,636)	(1,042)	7,370	492
Class F-2	34,373	2,524	6,576	469	(27,714)	(2,083)	13,235	910
Class F-3	2,670	189	461	33	(1,113)	(83)	2,018	139
Class R-1	2,393	178	842	61	(4,999)	(370)	(1,764)	(131)
Class R-2	157,422	11,678	36,541	2,652	(191,270)	(14,481)	2,693	(151)
Class R-2E	58,289	4,328	13,016	941	(52,795)	(3,993)	18,510	1,276
Class R-3	320,679	23,627	66,419	4,775	(342,280)	(25,619)	44,818	2,783
Class R-4	350,671	25,571	88,765	6,331	(430,717)	(31,710)	8,719	192
Class R-5E	235,897	17,124	30,510	2,179	(515,538)	(35,944)	(249,131)	(16,641)
Class R-5	64,239	4,636	25,006	1,767	(134,036)	(9,671)	(44,791)	(3,268)
Class R-6	2,755,538	196,548	507,815	36,015	(1,390,000)	(102,625)	1,873,353	129,938
Total net increase (decrease)	$4,366,878	314,331	$888,263	63,226	$(3,398,760)	(249,536)	$1,856,381	128,021

Year ended October 31, 2019

Class A	$573,715	42,730	$88,957	7,191	$(360,277)	(26,916)	$302,395	23,005
Class C	48,340	3,682	5,087	418	(30,036)	(2,284)	23,391	1,816
Class T	—	—	—	—	—	—	—	—
Class F-1	22,071	1,664	2,122	173	(19,140)	(1,430)	5,053	407
Class F-2	65,328	4,869	4,807	389	(29,047)	(2,168)	41,088	3,090
Class F-3	7,399	551	457	37	(8,244)	(619)	(388)	(31)
Class R-1	9,410	714	809	66	(8,102)	(616)	2,117	164
Class R-2	286,950	21,928	34,456	2,836	(301,324)	(23,056)	20,082	1,708
Class R-2E	132,865	10,125	10,626	872	(80,018)	(6,053)	63,473	4,944
Class R-3	538,422	40,610	60,167	4,908	(507,639)	(38,398)	90,950	7,120
Class R-4	766,822	57,482	76,025	6,161	(566,537)	(42,339)	276,310	21,304
Class R-5E	465,138	35,217	29,261	2,375	(134,710)	(10,204)	359,689	27,388
Class R-5	169,848	12,581	26,910	2,161	(256,971)	(18,994)	(60,213)	(4,252)
Class R-6	4,275,763	317,414	345,159	27,813	(1,356,255)	(100,409)	3,264,667	244,818
Total net increase (decrease)	$7,362,071	549,567	$684,843	55,400	$(3,658,300)	(273,486)	$4,388,614	331,481

See end of tables for footnotes.

American Funds Target Date Retirement Series	53

2020 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$246,521	19,387	$87,270	6,744	$(262,497)	(20,979)	$71,294	5,152
Class C	13,714	1,094	4,859	381	(17,609)	(1,433)	964	42
Class T	—	—	—	—	—	—	—	—
Class F-1	14,097	1,116	1,991	155	(11,435)	(952)	4,653	319
Class F-2	24,894	1,975	5,071	393	(23,993)	(1,932)	5,972	436
Class F-3	1,834	142	339	26	(1,020)	(82)	1,153	86
Class R-1	1,768	142	564	44	(2,833)	(234)	(501)	(48)
Class R-2	89,509	7,158	23,691	1,858	(147,383)	(11,922)	(34,183)	(2,906)
Class R-2E	38,431	3,096	8,234	646	(47,812)	(3,893)	(1,147)	(151)
Class R-3	190,833	15,124	48,766	3,798	(284,353)	(22,812)	(44,754)	(3,890)
Class R-4	246,353	19,363	65,885	5,099	(385,574)	(30,644)	(73,336)	(6,182)
Class R-5E	168,892	13,178	24,583	1,907	(428,032)	(32,366)	(234,557)	(17,281)
Class R-5	38,909	3,027	17,648	1,355	(102,721)	(7,991)	(46,164)	(3,609)
Class R-6	1,828,806	140,885	378,225	29,116	(1,314,991)	(104,339)	892,040	65,662
Total net increase (decrease)	$2,904,561	225,687	$667,126	51,522	$(3,030,253)	(239,579)	$541,434	37,630

Year ended October 31, 2019

Class A	$393,455	31,383	$77,644	6,665	$(357,499)	(28,570)	$113,600	9,478
Class C	35,550	2,899	4,167	363	(26,764)	(2,181)	12,953	1,081
Class T	—	—	—	—	—	—	—	—
Class F-1	12,304	989	1,793	155	(12,978)	(1,043)	1,119	101
Class F-2	43,489	3,474	3,881	334	(28,046)	(2,245)	19,324	1,563
Class F-3	6,739	531	268	23	(5,230)	(423)	1,777	131
Class R-1	5,450	439	534	46	(5,975)	(483)	9	2
Class R-2	178,766	14,611	23,283	2,028	(239,573)	(19,542)	(37,524)	(2,903)
Class R-2E	90,232	7,324	6,408	558	(51,475)	(4,175)	45,165	3,707
Class R-3	366,168	29,561	46,245	4,000	(427,540)	(34,523)	(15,127)	(962)
Class R-4	461,336	37,015	62,908	5,409	(559,290)	(44,869)	(35,046)	(2,445)
Class R-5E	365,074	29,605	24,711	2,132	(142,581)	(11,431)	247,204	20,306
Class R-5	111,498	8,862	21,311	1,818	(235,319)	(18,605)	(102,510)	(7,925)
Class R-6	3,002,701	239,218	273,710	23,435	(1,548,339)	(122,979)	1,728,072	139,674
Total net increase (decrease)	$5,072,762	405,911	$546,863	46,966	$(3,640,609)	(291,069)	$1,979,016	161,808

54	American Funds Target Date Retirement Series

2015 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$62,736	5,378	$38,902	3,283	$(105,053)	(9,125)	$(3,415)	(464)
Class C	3,244	284	1,553	133	(5,097)	(452)	(300)	(35)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,697	243	554	47	(1,959)	(175)	1,292	115
Class F-2	8,893	762	1,935	164	(8,208)	(715)	2,620	211
Class F-3	500	42	148	12	(1,450)	(122)	(802)	(68)
Class R-1	517	45	311	26	(1,594)	(137)	(766)	(66)
Class R-2	25,149	2,186	8,300	710	(53,439)	(4,683)	(19,990)	(1,787)
Class R-2E	19,707	1,718	3,091	265	(24,053)	(2,142)	(1,255)	(159)
Class R-3	63,190	5,414	16,621	1,412	(99,353)	(8,608)	(19,542)	(1,782)
Class R-4	73,371	6,290	17,305	1,463	(117,628)	(10,105)	(26,952)	(2,352)
Class R-5E	61,682	5,250	6,664	565	(143,470)	(11,821)	(75,124)	(6,006)
Class R-5	11,928	1,033	4,802	403	(29,624)	(2,510)	(12,894)	(1,074)
Class R-6	604,731	50,902	117,663	9,912	(475,906)	(41,104)	246,488	19,710
Total net increase (decrease)	$938,345	79,547	$217,849	18,395	$(1,066,834)	(91,699)	$89,360	6,243

Year ended October 31, 2019

Class A	$117,189	10,208	$37,307	3,474	$(162,733)	(14,172)	$(8,237)	(490)
Class C	7,163	634	1,498	141	(9,601)	(851)	(940)	(76)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,931	254	524	49	(3,577)	(316)	(122)	(13)
Class F-2	12,245	1,066	1,663	155	(9,344)	(822)	4,564	399
Class F-3	2,521	221	76	7	(3,160)	(278)	(563)	(50)
Class R-1	1,506	133	291	27	(2,664)	(235)	(867)	(75)
Class R-2	53,558	4,751	8,768	827	(95,613)	(8,485)	(33,287)	(2,907)
Class R-2E	35,999	3,191	2,945	279	(41,219)	(3,630)	(2,275)	(160)
Class R-3	110,776	9,761	17,613	1,652	(178,602)	(15,713)	(50,213)	(4,300)
Class R-4	131,847	11,532	17,895	1,669	(184,837)	(16,149)	(35,095)	(2,948)
Class R-5E	87,812	7,760	8,457	792	(58,908)	(5,139)	37,361	3,413
Class R-5	24,090	2,090	5,987	555	(57,740)	(4,994)	(27,663)	(2,349)
Class R-6	1,007,528	87,449	90,866	8,453	(662,359)	(57,321)	436,035	38,581
Total net increase (decrease)	$1,595,165	139,050	$193,890	18,080	$(1,470,357)	(128,105)	$318,698	29,025

See end of tables for footnotes.

American Funds Target Date Retirement Series	55

2010 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$65,877	6,020	$19,311	1,726	$(62,854)	(5,805)	$22,334	1,941
Class C	4,203	389	794	72	(5,280)	(502)	(283)	(41)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,463	137	283	26	(1,439)	(133)	307	30
Class F-2	7,486	694	895	80	(3,089)	(286)	5,292	488
Class F-3	726	64	125	11	(536)	(48)	315	27
Class R-1	192	17	48	4	(283)	(25)	(43)	(4)
Class R-2	17,183	1,586	2,914	263	(23,370)	(2,169)	(3,273)	(320)
Class R-2E	16,275	1,494	1,732	157	(14,931)	(1,359)	3,076	292
Class R-3	58,209	5,316	9,388	844	(71,024)	(6,520)	(3,427)	(360)
Class R-4	55,614	5,121	10,839	971	(71,960)	(6,584)	(5,507)	(492)
Class R-5E	35,576	3,263	3,954	355	(74,279)	(6,557)	(34,749)	(2,939)
Class R-5	10,808	989	2,963	264	(17,370)	(1,577)	(3,599)	(324)
Class R-6	521,282	47,040	74,397	6,636	(430,752)	(38,977)	164,927	14,699
Total net increase (decrease)	$794,894	72,130	$127,643	11,409	$(777,167)	(70,542)	$145,370	12,997

Year ended October 31, 2019

Class A	$72,555	6,683	$18,671	1,834	$(89,688)	(8,282)	$1,538	235
Class C	6,471	603	690	68	(5,898)	(556)	1,263	115
Class T	—	—	—	—	—	—	—	—
Class F-1	3,852	359	310	31	(4,424)	(420)	(262)	(30)
Class F-2	10,130	930	702	69	(5,815)	(533)	5,017	466
Class F-3	3,207	302	36	4	(1,411)	(132)	1,832	174
Class R-1	432	40	67	6	(1,442)	(135)	(943)	(89)
Class R-2	33,541	3,151	3,121	310	(41,217)	(3,853)	(4,555)	(392)
Class R-2E	27,922	2,639	1,473	147	(20,852)	(1,977)	8,543	809
Class R-3	86,329	8,034	9,355	925	(98,447)	(9,155)	(2,763)	(196)
Class R-4	96,903	9,001	10,954	1,078	(110,605)	(10,234)	(2,748)	(155)
Class R-5E	76,431	7,078	3,942	389	(37,281)	(3,443)	43,092	4,024
Class R-5	24,804	2,287	4,098	401	(61,002)	(5,556)	(32,100)	(2,868)
Class R-6	823,831	75,716	55,687	5,465	(450,319)	(41,305)	429,199	39,876
Total net increase (decrease)	$1,266,408	116,823	$109,106	10,727	$(928,401)	(85,581)	$447,113	41,969

[1]	Includes exchanges between share classes of the fund.
[2]	Commencement of operations.
[3]	Amount less than one thousand.

56	American Funds Target Date Retirement Series

Financial highlights

2065 Fund

		Income from investment operations[1]										Ratio of expenses to		Ratio of expenses to				Ratio of
Period ended	Net asset value, beginning of period	Net investment (loss) income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimbursements[4]		average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		net (loss) income to average net assets[3]
Class A:
4/30/2020[6,7,8]	$10.00	$—	[9]	$1.21	$1.21	$—	$11.21	12.10%[10]		$2		.03%[10]		.03%[10]		.41%[10]		(.02)%[10]
Class C:
4/30/2020[6,7,8]	10.00	—	[9]	1.20	1.20	—	11.20	12.00	[10,11]	—	[12]	.06	[10,11]	.05	[10,11]	.43	[10,11]	(.04)[10,11]
Class T:
4/30/2020[6,7,8]	10.00	—	[9]	1.21	1.21	—	11.21	12.10	[10,11]	—	[12]	.01	[10,11]	—	[10,11,13]	.38	[10,11]	.01	[10,11]
Class F-1:
4/30/2020[6,7,8]	10.00	—	[9]	1.21	1.21	—	11.21	12.10	[10,11]	—	[12]	.01	[10,11]	.01	[10,11]	.39	[10,11]	—	[10,11,13]
Class F-2:
4/30/2020[6,7,8]	10.00	—	[9]	1.21	1.21	—	11.21	12.10	[10]	—	[12]	.01	[10]	—	[10]	.38	[10]	.01	[10]
Class F-3:
4/30/2020[6,7,8]	10.00	—	[9]	1.21	1.21	—	11.21	12.10	[10]	—	[12]	—	[10,13]	—	[10]	.38	[10]	.01	[10]
Class R-1:
4/30/2020[6,7,8]	10.00	—	[9]	1.21	1.21	—	11.21	12.10	[10,11]	—	[12]	.01	[10,11]	.01	[10,11]	.39	[10,11]	—	[10,11,13]
Class R-2:
4/30/2020[6,7,8]	10.00	(.01)		1.21	1.20	—	11.20	12.00	[10]	1		.10	[10]	.10	[10]	.48	[10]	(.09)[10]
Class R-2E:
4/30/2020[6,7,8]	10.00	—	[9]	1.20	1.20	—	11.20	12.00	[10]	—	[12]	.06	[10]	.06	[10]	.44	[10]	(.04)[10]
Class R-3:
4/30/2020[6,7,8]	10.00	(.01)		1.21	1.20	—	11.20	12.00	[10]	2		.06	[10]	.06	[10]	.44	[10]	(.05)[10]
Class R-4:
4/30/2020[6,7,8]	10.00	—	[9]	1.21	1.21	—	11.21	12.10	[10]	—	[12]	.03	[10]	.03	[10]	.41	[10]	(.02)[10]
Class R-5E:
4/30/2020[6,7,8]	10.00	—	[9]	1.21	1.21	—	11.21	12.10	[10]	—	[12]	.01	[10]	.01	[10]	.39	[10]	—	[10,13]
Class R-5:
4/30/2020[6,7,8]	10.00	—	[9]	1.21	1.21	—	11.21	12.10	[10]	—	[12]	—	[10,13]	—	[10,13]	.38	[10]	.01	[10]
Class R-6:
4/30/2020[6,7,8]	10.00	—	[9]	1.21	1.21	—	11.21	12.10	[10]	1		—	[10,13]	—	[10,13]	.38	[10]	.01	[10]

See end of tables for footnotes.

American Funds Target Date Retirement Series	57

Financial highlights (continued)

2060 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$13.16	$.11	$(.50)	$(.39)	$(.10)	$(.34)	$(.44)	$12.33	(3.23)%[10]	$283		.38%[14]		.38%[14]		.76%[14]		1.72%[14]
10/31/2019	12.14	.16	1.26	1.42	(.09)	(.31)	(.40)	13.16	12.22	232		.40		.40		.79		1.27
10/31/2018	12.20	.14	(.01)	.13	(.08)	(.11)	(.19)	12.14	1.06	130		.37		.37		.77		1.10
10/31/2017	10.27	.13	2.04	2.17	(.11)	(.13)	(.24)	12.20	21.55	78		.40		.36		.76		1.19
10/31/2016	9.97	.13	.24	.37	(.07)	— [9]	(.07)	10.27	3.79	38		.58		.35		.76		1.35
10/31/2015[6,15]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[10]	8		1.11	[14]	.42	[14]	.83	[14]	.80	[14]
Class C:
4/30/2020[6,8]	12.96	.06	(.50)	(.44)	(.02)	(.34)	(.36)	12.16	(3.61)[10]	40		1.12	[14]	1.12	[14]	1.50	[14]	.99	[14]
10/31/2019	11.96	.06	1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46	34		1.12		1.12		1.51		.51
10/31/2018	12.05	.04	— [9]	.04	(.02)	(.11)	(.13)	11.96	.25	20		1.13		1.13		1.53		.34
10/31/2017	10.18	.04	2.03	2.07	(.07)	(.13)	(.20)	12.05	20.63	13		1.20		1.16		1.56		.36
10/31/2016	9.93	.04	.25	.29	(.04)	— [9]	(.04)	10.18	2.98	5		1.32		1.15		1.56		.38
10/31/2015[6,15]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[10]	1		1.83	[14]	1.11	[14]	1.52	[14]	.15	[14]
Class T:
4/30/2020[6,8]	13.20	.13	(.50)	(.37)	(.13)	(.34)	(.47)	12.36	(3.14)[10,11]	—	[12]	.16	[11,14]	.16	[11,14]	.54	[11,14]	2.02	[11,14]
10/31/2019	12.16	.20	1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54 [11]	—	[12]	.16	[11]	.16	[11]	.55	[11]	1.58	[11]
10/31/2018	12.22	.17	(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20 [11]	—	[12]	.17	[11]	.17	[11]	.57	[11]	1.36	[11]
10/31/2017[6,16]	10.94	.06	1.22	1.28	—	—	—	12.22	11.70 [10,11]	—	[12]	.18	[11,14]	.14	[11,14]	.54	[11,14]	.95	[11,14]
Class F-1:
4/30/2020[6,8]	13.17	.11	(.51)	(.40)	(.10)	(.34)	(.44)	12.33	(3.31)[10]	11		.40	[14]	.40	[14]	.78	[14]	1.71	[14]
10/31/2019	12.15	.15	1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26	9		.39		.39		.78		1.23
10/31/2018	12.21	.13	— [9]	.13	(.08)	(.11)	(.19)	12.15	1.04	5		.39		.39		.79		.99
10/31/2017	10.29	.12	2.05	2.17	(.12)	(.13)	(.25)	12.21	21.55	1		.45		.41		.81		1.02
10/31/2016	9.98	.12	.25	.37	(.06)	— [9]	(.06)	10.29	3.77	—	[12]	.41		.34		.75		1.14
10/31/2015[6,15]	10.00	.04	(.06)	(.02)	—	—	—	9.98	(.20)[10,11]	—	[12]	1.06	[11,14]	.25	[11,14]	.66	[11,14]	.74	[11,14]
Class F-2:
4/30/2020[6,8]	13.23	.13	(.51)	(.38)	(.13)	(.34)	(.47)	12.38	(3.16)[10]	22		.12	[14]	.12	[14]	.50	[14]	1.96	[14]
10/31/2019	12.20	.18	1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50	17		.12		.12		.51		1.46
10/31/2018	12.25	.16	.01	.17	(.11)	(.11)	(.22)	12.20	1.32	9		.13		.13		.53		1.27
10/31/2017	10.30	.15	2.05	2.20	(.12)	(.13)	(.25)	12.25	21.82	2		.19		.15		.55		1.33
10/31/2016	9.98	.18	.22	.40	(.08)	— [9]	(.08)	10.30	4.03	1		.44		.15		.56		1.80
10/31/2015[6,15]	10.00	.07	(.09)	(.02)	—	—	—	9.98	(.20)[10]	—	[12]	.90	[14]	.17	[14]	.58	[14]	1.17	[14]
Class F-3:
4/30/2020[6,8]	13.21	.09	(.46)	(.37)	(.14)	(.34)	(.48)	12.36	(3.11)[10]	1		.03	[14]	.02	[14]	.40	[14]	1.41	[14]
10/31/2019	12.17	.22	1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69	6		.03		.03		.42		1.77
10/31/2018	12.23	.19	(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28	7		.04		.04		.44		1.47
10/31/2017[6,17]	10.65	.09	1.49	1.58	—	—	—	12.23	14.84 [10]	6		.06	[14]	.02	[14]	.42	[14]	1.06	[14]
Class R-1:
4/30/2020[6,8]	13.01	.05	(.49)	(.44)	(.01)	(.34)	(.35)	12.22	(3.59)[10]	2		1.15	[14]	1.15	[14]	1.53	[14]	.86	[14]
10/31/2019	12.01	.07	1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47	1		1.10		1.10		1.49		.60
10/31/2018	12.10	.04	— [9]	.04	(.02)	(.11)	(.13)	12.01	.27	1		1.10		1.10		1.50		.33
10/31/2017	10.21	.04	2.04	2.08	(.06)	(.13)	(.19)	12.10	20.68	1		1.17		1.14		1.54		.32
10/31/2016	9.97	.04	.26	.30	(.06)	— [9]	(.06)	10.21	3.06 [11]	—	[12]	1.28	[11]	1.08	[11]	1.49	[11]	.43	[11]
10/31/2015[6,15]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[10,11]	—	[12]	1.15	[11,14]	.46	[11,14]	.87	[11,14]	.84	[11,14]
Class R-2:
4/30/2020[6,8]	12.96	.06	(.50)	(.44)	(.02)	(.34)	(.36)	12.16	(3.62)[10]	166		1.14	[14]	1.14	[14]	1.52	[14]	.99	[14]
10/31/2019	11.96	.07	1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44	148		1.13		1.13		1.52		.53
10/31/2018	12.06	.04	(.01)	.03	(.02)	(.11)	(.13)	11.96	.22	92		1.14		1.14		1.54		.35
10/31/2017	10.18	.04	2.04	2.08	(.07)	(.13)	(.20)	12.06	20.71	58		1.19		1.15		1.55		.36
10/31/2016	9.93	.03	.27	.30	(.05)	— [9]	(.05)	10.18	3.03	21		1.32		1.15		1.56		.29
10/31/2015[6,15]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[10]	4		1.69	[14]	1.06	[14]	1.47	[14]	.25	[14]

58	American Funds Target Date Retirement Series

2060 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$13.04	$.08	$(.50)	$(.42)	$(.06)	$(.34)	$(.40)	$12.22	(3.50)%[10]	$32		.83%[14]		.83%[14]		1.21%[14]		1.26%[14]
10/31/2019	12.04	.10	1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75	27		.83		.83		1.22		.79
10/31/2018	12.14	.07	.01	.08	(.07)	(.11)	(.18)	12.04	.57	14		.84		.84		1.24		.58
10/31/2017	10.25	.06	2.05	2.11	(.09)	(.13)	(.22)	12.14	20.94	5		.85		.82		1.22		.52
10/31/2016	9.98	.05	.29	.34	(.07)	— [9]	(.07)	10.25	3.47	—	[12]	.93		.82		1.23		.53
10/31/2015[6,15]	10.00	.05	(.07)	(.02)	—	—	—	9.98	(.20)[10,11]	—	[12]	1.18	[11,14]	.28	[11,14]	.69	[11,14]	.81	[11,14]
Class R-3:
4/30/2020[6,8]	13.08	.09	(.50)	(.41)	(.07)	(.34)	(.41)	12.26	(3.39)[10]	188		.68	[14]	.68	[14]	1.06	[14]	1.42	[14]
10/31/2019	12.07	.12	1.26	1.38	(.06)	(.31)	(.37)	13.08	11.91	158		.68		.68		1.07		.96
10/31/2018	12.15	.10	(.01)	.09	(.06)	(.11)	(.17)	12.07	.69	91		.69		.69		1.09		.77
10/31/2017	10.23	.09	2.05	2.14	(.09)	(.13)	(.22)	12.15	21.25	49		.74		.70		1.10		.79
10/31/2016	9.95	.07	.27	.34	(.06)	— [9]	(.06)	10.23	3.44	19		.90		.72		1.13		.69
10/31/2015[6,15]	10.00	.03	(.08)	(.05)	—	—	—	9.95	(.50)[10]	4		1.17	[14]	.67	[14]	1.08	[14]	.45	[14]
Class R-4:
4/30/2020[6,8]	13.16	.11	(.50)	(.39)	(.10)	(.34)	(.44)	12.33	(3.21)[10]	231		.38	[14]	.38	[14]	.76	[14]	1.74	[14]
10/31/2019	12.13	.16	1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30	190		.38		.38		.77		1.25
10/31/2018	12.20	.14	(.01)	.13	(.09)	(.11)	(.20)	12.13	.98	105		.39		.39		.79		1.07
10/31/2017	10.27	.12	2.05	2.17	(.11)	(.13)	(.24)	12.20	21.57	57		.43		.40		.80		1.04
10/31/2016	9.97	.10	.27	.37	(.07)	— [9]	(.07)	10.27	3.73	16		.55		.40		.81		1.02
10/31/2015[6,15]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[10]	3		.94	[14]	.39	[14]	.80	[14]	.91	[14]
Class R-5E:
4/30/2020[6,8]	13.18	.13	(.50)	(.37)	(.13)	(.34)	(.47)	12.34	(3.14)[10]	85		.18	[14]	.18	[14]	.56	[14]	2.04	[14]
10/31/2019	12.16	.18	1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43	75		.17		.17		.56		1.39
10/31/2018	12.22	.15	.01	.16	(.11)	(.11)	(.22)	12.16	1.22	27		.18		.18		.58		1.21
10/31/2017	10.28	.13	2.06	2.19	(.12)	(.13)	(.25)	12.22	21.79	7		.22		.19		.59		1.13
10/31/2016[6,18]	10.02	.10	.24	.34	(.08)	— [9]	(.08)	10.28	3.41 [10]	1		.24	[14]	.21	[14]	.62	[14]	1.01	[14]
Class R-5:
4/30/2020[6,8]	13.25	.13	(.50)	(.37)	(.14)	(.34)	(.48)	12.40	(3.13)[10]	55		.08	[14]	.08	[14]	.46	[14]	2.07	[14]
10/31/2019	12.21	.20	1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59	48		.08		.08		.47		1.61
10/31/2018	12.26	.18	(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31	35		.10		.10		.50		1.38
10/31/2017	10.31	.14	2.07	2.21	(.13)	(.13)	(.26)	12.26	21.90	47		.13		.09		.49		1.25
10/31/2016	9.99	.12	.27	.39	(.07)	— [9]	(.07)	10.31	4.02	8		.23		.10		.51		1.22
10/31/2015[6,15]	10.00	.06	(.07)	(.01)	—	—	—	9.99	(.10)[10]	1		.74	[14]	.11	[14]	.52	[14]	1.09	[14]
Class R-6:
4/30/2020[6,8]	13.26	.13	(.50)	(.37)	(.14)	(.34)	(.48)	12.41	(3.09)[10]	1,411		.03	[14]	.03	[14]	.41	[14]	2.04	[14]
10/31/2019	12.22	.20	1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64	1,069		.03		.03		.42		1.57
10/31/2018	12.27	.18	(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36	477		.04		.04		.44		1.41
10/31/2017	10.32	.15	2.06	2.21	(.13)	(.13)	(.26)	12.27	21.90	186		.08		.05		.45		1.29
10/31/2016	9.99	.13	.28	.41	(.08)	— [9]	(.08)	10.32	4.13	25		.20		.05		.46		1.32
10/31/2015[6,15]	10.00	.07	(.08)	(.01)	—	—	—	9.99	(.10)[10]	5		.52	[14]	.05	[14]	.46	[14]	1.26	[14]

See end of tables for footnotes.

American Funds Target Date Retirement Series	59

Financial highlights (continued)

2055 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$19.83	$.17	$(.74)	$(.57)	$(.17)	$(.63)	$(.80)	$18.46	(3.25)%[10]	$620		.36%[14]		.36%[14]		.74%[14]		1.77%[14]
10/31/2019	18.45	.25	1.88	2.13	(.15)	(.60)	(.75)	19.83	12.31	581		.36		.36		.75		1.33
10/31/2018	18.66	.22	(.02)	.20	(.14)	(.27)	(.41)	18.45	1.02	431		.34		.34		.74		1.16
10/31/2017	15.82	.22	3.12	3.34	(.13)	(.37)	(.50)	18.66	21.70	369		.34		.34		.74		1.28
10/31/2016	15.86	.18	.39	.57	(.11)	(.50)	(.61)	15.82	3.78	268		.37		.36		.77		1.20
10/31/2015	16.04	.20	.12	.32	(.13)	(.37)	(.50)	15.86	2.07	196		.47		.37		.78		1.23
Class C:
4/30/2020[6,8]	19.42	.10	(.74)	(.64)	(.04)	(.63)	(.67)	18.11	(3.63)[10]	61		1.10	[14]	1.10	[14]	1.48	[14]	1.03	[14]
10/31/2019	18.09	.11	1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43	57		1.11		1.11		1.50		.58
10/31/2018	18.32	.07	(.01)	.06	(.02)	(.27)	(.29)	18.09	.29	42		1.11		1.11		1.51		.39
10/31/2017	15.58	.08	3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66	35		1.13		1.13		1.53		.45
10/31/2016	15.67	.06	.39	.45	(.04)	(.50)	(.54)	15.58	3.01	21		1.15		1.14		1.55		.37
10/31/2015	15.96	.05	.14	.19	(.11)	(.37)	(.48)	15.67	1.25	11		1.25		1.15		1.56		.30
Class T:
4/30/2020[6,8]	19.85	.20	(.75)	(.55)	(.20)	(.63)	(.83)	18.47	(3.14)[10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.52	[11,14]	2.03	[11,14]
10/31/2019	18.47	.30	1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52 [11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.60	[11]
10/31/2018	18.68	.27	(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21 [11]	—	[12]	.14	[11]	.14	[11]	.54	[11]	1.39	[11]
10/31/2017[6,16]	16.72	.10	1.86	1.96	—	—	—	18.68	11.72 [10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.54	[11,14]	.95	[11,14]
Class F-1:
4/30/2020[6,8]	19.71	.17	(.74)	(.57)	(.16)	(.63)	(.79)	18.35	(3.25)[10]	26		.39	[14]	.39	[14]	.77	[14]	1.73	[14]
10/31/2019	18.36	.25	1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24	22		.38		.38		.77		1.33
10/31/2018	18.58	.21	(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02	18		.37		.37		.77		1.07
10/31/2017	15.78	.17	3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64	9		.37		.37		.77		.98
10/31/2016	15.84	.17	.39	.56	(.12)	(.50)	(.62)	15.78	3.72	1		.40		.39		.80		1.14
10/31/2015	16.05	.16	.16	.32	(.16)	(.37)	(.53)	15.84	2.03	—	[12]	.50		.40		.81		1.04
Class F-2:
4/30/2020[6,8]	19.85	.20	(.74)	(.54)	(.21)	(.63)	(.84)	18.47	(3.08)[10]	25		.11	[14]	.11	[14]	.49	[14]	2.02	[14]
10/31/2019	18.48	.29	1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55	24		.10		.10		.49		1.55
10/31/2018	18.69	.25	(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24	14		.11		.11		.51		1.28
10/31/2017	15.85	.24	3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92	4		.12		.12		.52		1.40
10/31/2016	15.88	.20	.41	.61	(.14)	(.50)	(.64)	15.85	4.04	1		.14		.13		.54		1.31
10/31/2015	16.06	.20	.16	.36	(.17)	(.37)	(.54)	15.88	2.29	1		.26		.16		.57		1.26
Class F-3:
4/30/2020[6,8]	19.89	.20	(.73)	(.53)	(.23)	(.63)	(.86)	18.50	(3.06)[10]	6		.02	[14]	.02	[14]	.40	[14]	2.11	[14]
10/31/2019	18.51	.32	1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65	6		.02		.02		.41		1.70
10/31/2018	18.70	.28	(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41	5		.01		.01		.41		1.44
10/31/2017[6,17]	16.29	.06	2.35	2.41	—	—	—	18.70	14.79 [10]	1		.02	[14]	.02	[14]	.42	[14]	.45	[14]
Class R-1:
4/30/2020[6,8]	19.34	.09	(.73)	(.64)	(.02)	(.63)	(.65)	18.05	(3.63)[10]	4		1.16	[14]	1.16	[14]	1.54	[14]	.96	[14]
10/31/2019	18.03	.10	1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36	4		1.14		1.14		1.53		.57
10/31/2018	18.25	.07	(.01)	.06	(.01)	(.27)	(.28)	18.03	.27	4		1.14		1.14		1.54		.35
10/31/2017	15.49	.08	3.05	3.13	— [9]	(.37)	(.37)	18.25	20.63	2		1.15		1.15		1.55		.46
10/31/2016	15.55	.06	.38	.44	—	(.50)	(.50)	15.49	2.98	2		1.20		1.18		1.59		.37
10/31/2015	15.76	.06	.13	.19	(.03)	(.37)	(.40)	15.55	1.21	2		1.29		1.19		1.60		.41
Class R-2:
4/30/2020[6,8]	19.35	.10	(.74)	(.64)	(.03)	(.63)	(.66)	18.05	(3.63)[10]	375		1.13	[14]	1.13	[14]	1.51	[14]	1.02	[14]
10/31/2019	18.02	.11	1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42	379		1.11		1.11		1.50		.60
10/31/2018	18.25	.08	(.02)	.06	(.02)	(.27)	(.29)	18.02	.29	306		1.12		1.12		1.52		.41
10/31/2017	15.51	.08	3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69	267		1.12		1.12		1.52		.48
10/31/2016	15.58	.07	.37	.44	(.01)	(.50)	(.51)	15.51	2.99	175		1.14		1.13		1.54		.43
10/31/2015	15.78	.08	.13	.21	(.04)	(.37)	(.41)	15.58	1.35	126		1.19		1.09		1.50		.51

60	American Funds Target Date Retirement Series

2055 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$19.50	$.12	$(.73)	$(.61)	$(.10)	$(.63)	$(.73)	$18.16	(3.49)%[10]	$81		.82%[14]		.82%[14]		1.20%[14]		1.30%[14]
10/31/2019	18.17	.15	1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81	74		.81		.81		1.20		.83
10/31/2018	18.44	.12	(.01)	.11	(.11)	(.27)	(.38)	18.17	.52	44		.81		.81		1.21		.63
10/31/2017	15.69	.09	3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10	22		.81		.81		1.21		.51
10/31/2016	15.83	.07	.43	.50	(.14)	(.50)	(.64)	15.69	3.35	4		.82		.82		1.23		.43
10/31/2015	16.05	.11	.20	.31	(.16)	(.37)	(.53)	15.83	1.98 [11]	—	[12]	.64	[11]	.54	[11]	.95	[11]	.71	[11]
Class R-3:
4/30/2020[6,8]	19.59	.14	(.74)	(.60)	(.11)	(.63)	(.74)	18.25	(3.40)[10]	489		.67	[14]	.67	[14]	1.05	[14]	1.46	[14]
10/31/2019	18.24	.19	1.86	2.05	(.10)	(.60)	(.70)	19.59	11.92	478		.67		.67		1.06		1.03
10/31/2018	18.46	.16	(.02)	.14	(.09)	(.27)	(.36)	18.24	.70	367		.67		.67		1.07		.83
10/31/2017	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27	304		.67		.67		1.07		.92
10/31/2016	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44	187		.73		.71		1.12		.83
10/31/2015	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72	121		.82		.72		1.13		.86
Class R-4:
4/30/2020[6,8]	19.78	.17	(.73)	(.56)	(.17)	(.63)	(.80)	18.42	(3.22)[10]	677		.37	[14]	.37	[14]	.75	[14]	1.77	[14]
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27	653		.36		.36		.75		1.30
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01	444		.37		.37		.77		1.12
10/31/2017	15.80	.20	3.12	3.32	(.13)	(.37)	(.50)	18.62	21.60	353		.36		.36		.76		1.16
10/31/2016	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73	183		.41		.40		.81		1.13
10/31/2015	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04	100		.51		.41		.82		1.15
Class R-5E:
4/30/2020[6,8]	19.78	.20	(.75)	(.55)	(.20)	(.63)	(.83)	18.40	(3.16)[10]	232		.17	[14]	.17	[14]	.55	[14]	2.09	[14]
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48	228		.16		.16		.55		1.50
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23	131		.16		.16		.56		1.29
10/31/2017	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85	40		.16		.16		.56		1.33
10/31/2016[6,18]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40 [10]	10		.17	[14]	.17	[14]	.58	[14]	1.03	[14]
Class R-5:
4/30/2020[6,8]	20.00	.21	(.74)	(.53)	(.22)	(.63)	(.85)	18.62	(3.05)[10]	194		.07	[14]	.07	[14]	.45	[14]	2.15	[14]
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58	209		.07		.07		.46		1.67
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30	193		.07		.07		.47		1.44
10/31/2017	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02	228		.07		.07		.47		1.41
10/31/2016	15.97	.22	.39	.61	(.14)	(.50)	(.64)	15.94	4.06	87		.10		.09		.50		1.41
10/31/2015	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34	46		.21		.11		.52		1.40
Class R-6:
4/30/2020[6,8]	20.03	.20	(.73)	(.53)	(.23)	(.63)	(.86)	18.64	(3.04)[10]	3,697		.02	[14]	.02	[14]	.40	[14]	2.06	[14]
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62	3,140		.02		.02		.41		1.62
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39	1,711		.02		.02		.42		1.44
10/31/2017	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04	822		.02		.02		.42		1.47
10/31/2016	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10	255		.05		.04		.45		1.51
10/31/2015	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37	115		.16		.06		.47		1.40

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2050 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$15.88	$.14	$(.59)	$(.45)	$(.14)	$(.54)	$(.68)	$14.75	(3.23)%[10]	$1,131		.35%[14]		.35%[14]		.73%[14]		1.79%[14]
10/31/2019	14.83	.20	1.50	1.70	(.13)	(.52)	(.65)	15.88	12.23	1,109		.36		.36		.75		1.34
10/31/2018	15.02	.18	(.01)	.17	(.12)	(.24)	(.36)	14.83	1.06	872		.34		.34		.74		1.17
10/31/2017	12.78	.18	2.51	2.69	(.12)	(.33)	(.45)	15.02	21.66	773		.34		.34		.74		1.29
10/31/2016	12.91	.15	.31	.46	(.08)	(.51)	(.59)	12.78	3.76	588		.37		.35		.76		1.22
10/31/2015	13.12	.17	.10	.27	(.11)	(.37)	(.48)	12.91	2.12	481		.45		.35		.76		1.28
Class C:
4/30/2020[6,8]	15.51	.08	(.58)	(.50)	(.04)	(.54)	(.58)	14.43	(3.59)[10]	95		1.10	[14]	1.10	[14]	1.48	[14]	1.03	[14]
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47	91		1.10		1.10		1.49		.59
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23	68		1.11		1.11		1.51		.39
10/31/2017	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77	54		1.12		1.12		1.52		.45
10/31/2016	12.74	.05	.30	.35	(.03)	(.51)	(.54)	12.55	2.93	32		1.14		1.13		1.54		.39
10/31/2015	13.05	.05	.12	.17	(.11)	(.37)	(.48)	12.74	1.29	15		1.22		1.12		1.53		.37
Class T:
4/30/2020[6,8]	15.90	.16	(.59)	(.43)	(.17)	(.54)	(.71)	14.76	(3.12)[10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.52	[11,14]	2.04	[11,14]
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52 [11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.60	[11]
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19 [11]	—	[12]	.14	[11]	.14	[11]	.54	[11]	1.39	[11]
10/31/2017[6,16]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74 [10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.54	[11,14]	.95	[11,14]
Class F-1:
4/30/2020[6,8]	15.78	.13	(.58)	(.45)	(.14)	(.54)	(.68)	14.65	(3.27)[10]	37		.38	[14]	.38	[14]	.76	[14]	1.73	[14]
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27	34		.38		.38		.77		1.30
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02	25		.37		.37		.77		1.08
10/31/2017	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58	14		.37		.37		.77		1.04
10/31/2016	12.87	.14	.32	.46	(.08)	(.51)	(.59)	12.74	3.79	2		.39		.38		.79		1.10
10/31/2015	13.12	.14	.12	.26	(.14)	(.37)	(.51)	12.87	2.01	1		.48		.38		.79		1.05
Class F-2:
4/30/2020[6,8]	15.89	.16	(.59)	(.43)	(.18)	(.54)	(.72)	14.74	(3.14)[10]	48		.10	[14]	.10	[14]	.48	[14]	2.02	[14]
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60	44		.10		.10		.49		1.52
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22	30		.11		.11		.51		1.34
10/31/2017	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94	12		.11		.11		.51		1.42
10/31/2016	12.92	.18	.31	.49	(.11)	(.51)	(.62)	12.79	4.04	5		.13		.12		.53		1.43
10/31/2015	13.13	.17	.13	.30	(.14)	(.37)	(.51)	12.92	2.36	1		.22		.12		.53		1.30
Class F-3:
4/30/2020[6,8]	15.93	.18	(.61)	(.43)	(.19)	(.54)	(.73)	14.77	(3.12)[10]	4		.02	[14]	.02	[14]	.40	[14]	2.35	[14]
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66	9		.01		.01		.40		1.56
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41	3		.01		.01		.41		1.32
10/31/2017[6,17]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80 [10]	—	[12]	.02	[14]	.01	[14]	.41	[14]	1.09	[14]
Class R-1:
4/30/2020[6,8]	15.49	.07	(.58)	(.51)	(.01)	(.54)	(.55)	14.43	(3.63)[10]	12		1.15	[14]	1.15	[14]	1.53	[14]	.99	[14]
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46	12		1.13		1.13		1.52		.58
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18	11		1.14		1.14		1.54		.37
10/31/2017	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75	10		1.14		1.14		1.54		.50
10/31/2016	12.65	.05	.30	.35	—	(.51)	(.51)	12.49	2.92	8		1.18		1.16		1.57		.43
10/31/2015	12.88	.07	.09	.16	(.02)	(.37)	(.39)	12.65	1.25	7		1.25		1.15		1.56		.52
Class R-2:
4/30/2020[6,8]	15.49	.08	(.58)	(.50)	(.03)	(.54)	(.57)	14.42	(3.58)[10]	587		1.13	[14]	1.13	[14]	1.51	[14]	1.03	[14]
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40	598		1.11		1.11		1.50		.61
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26	498		1.11		1.11		1.51		.41
10/31/2017	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74	460		1.10		1.10		1.50		.51
10/31/2016	12.66	.06	.30	.36	—	(.51)	(.51)	12.51	3.00	338		1.13		1.12		1.53		.46
10/31/2015	12.88	.07	.11	.18	(.03)	(.37)	(.40)	12.66	1.39	278		1.15		1.05		1.46		.58

62	American Funds Target Date Retirement Series

2050 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$15.59	$.10	$(.57)	$(.47)	$(.08)	$(.54)	$(.62)	$14.50	(3.41)%[10]	$141		.82%[14]		.82%[14]		1.20%[14]		1.31%[14]
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70	136		.81		.81		1.20		.86
10/31/2018	14.81	.10	— [9]	.10	(.09)	(.24)	(.33)	14.58	.59	94		.81		.81		1.21		.64
10/31/2017	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15	54		.80		.80		1.20		.55
10/31/2016	12.86	.05	.35	.40	(.11)	(.51)	(.62)	12.64	3.27	11		.81		.81		1.22		.42
10/31/2015	13.12	.09	.16	.25	(.14)	(.37)	(.51)	12.86	1.96	—	[12]	.79		.69		1.10		.67
Class R-3:
4/30/2020[6,8]	15.68	.11	(.59)	(.48)	(.09)	(.54)	(.63)	14.57	(3.41)[10]	891		.67	[14]	.67	[14]	1.05	[14]	1.47	[14]
10/31/2019	14.64	.16	1.48	1.64	(.08)	(.52)	(.60)	15.68	11.93	896		.66		.66		1.05		1.04
10/31/2018	14.84	.13	(.01)	.12	(.08)	(.24)	(.32)	14.64	.73	727		.67		.67		1.07		.85
10/31/2017	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24	650		.66		.66		1.06		.94
10/31/2016	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42	441		.71		.70		1.11		.87
10/31/2015	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82	340		.79		.69		1.10		.89
Class R-4:
4/30/2020[6,8]	15.84	.14	(.59)	(.45)	(.14)	(.54)	(.68)	14.71	(3.24)[10]	1,125		.37	[14]	.37	[14]	.75	[14]	1.78	[14]
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31	1,113		.36		.36		.75		1.32
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00	842		.37		.37		.77		1.14
10/31/2017	12.75	.16	2.52	2.68	(.12)	(.33)	(.45)	14.98	21.64	747		.36		.36		.76		1.19
10/31/2016	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70	417		.40		.38		.79		1.15
10/31/2015	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11	265		.47		.37		.78		1.22
Class R-5E:
4/30/2020[6,8]	15.84	.16	(.59)	(.43)	(.17)	(.54)	(.71)	14.70	(3.14)[10]	424		.17	[14]	.17	[14]	.55	[14]	2.07	[14]
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45	423		.16		.16		.55		1.46
10/31/2018	14.99	.20	— [9]	.20	(.15)	(.24)	(.39)	14.80	1.26	227		.15		.15		.55		1.26
10/31/2017	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89	80		.15		.15		.55		1.35
10/31/2016[6,18]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36 [10]	26		.17	[14]	.17	[14]	.58	[14]	1.03	[14]
Class R-5:
4/30/2020[6,8]	16.03	.17	(.60)	(.43)	(.18)	(.54)	(.72)	14.88	(3.09)[10]	320		.06	[14]	.06	[14]	.44	[14]	2.15	[14]
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58	351		.06		.06		.45		1.69
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36	357		.07		.07		.47		1.48
10/31/2017	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96	487		.06		.06		.46		1.45
10/31/2016	13.00	.18	.32	.50	(.11)	(.51)	(.62)	12.88	4.08	216		.09		.08		.49		1.44
10/31/2015	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37	130		.18		.08		.49		1.49
Class R-6:
4/30/2020[6,8]	15.98	.16	(.58)	(.42)	(.19)	(.54)	(.73)	14.83	(3.05)[10]	6,665		.02	[14]	.02	[14]	.40	[14]	2.08	[14]
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61	5,959		.01		.01		.40		1.63
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41	3,578		.01		.01		.41		1.45
10/31/2017	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98	2,004		.02		.02		.42		1.49
10/31/2016	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15	781		.04		.02		.43		1.50
10/31/2015	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41	394		.13		.03		.44		1.46

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2045 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$16.20	$.15	$(.62)	$(.47)	$(.16)	$(.54)	$(.70)	$15.03	(3.28)%[10]	$1,285		.35%[14]		.35%[14]		.72%[14]		1.85%[14]
10/31/2019	15.13	.21	1.53	1.74	(.14)	(.53)	(.67)	16.20	12.30	1,254		.35		.35		.74		1.40
10/31/2018	15.34	.19	(.05)	.14	(.12)	(.23)	(.35)	15.13	.92	998		.33		.33		.72		1.22
10/31/2017	13.07	.18	2.54	2.72	(.12)	(.33)	(.45)	15.34	21.46	908		.33		.33		.73		1.31
10/31/2016	13.19	.16	.31	.47	(.08)	(.51)	(.59)	13.07	3.76	688		.36		.34		.75		1.24
10/31/2015	13.37	.17	.11	.28	(.12)	(.34)	(.46)	13.19	2.11	550		.44		.34		.75		1.28
Class C:
4/30/2020[6,8]	15.83	.08	(.60)	(.52)	(.05)	(.54)	(.59)	14.72	(3.60)[10]	102		1.10	[14]	1.10	[14]	1.47	[14]	1.10	[14]
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43	98		1.10		1.10		1.49		.63
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10	74		1.10		1.10		1.49		.44
10/31/2017	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53	63		1.12		1.12		1.52		.48
10/31/2016	13.03	.05	.31	.36	(.03)	(.51)	(.54)	12.85	2.92	39		1.14		1.12		1.53		.39
10/31/2015	13.30	.04	.14	.18	(.11)	(.34)	(.45)	13.03	1.30	17		1.21		1.11		1.52		.34
Class T:
4/30/2020[6,8]	16.21	.17	(.61)	(.44)	(.19)	(.54)	(.73)	15.04	(3.11)[10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.51	[11,14]	2.11	[11,14]
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45 [11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.65	[11]
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12 [11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.43	[11]
10/31/2017[6,16]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63 [10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.54	[11,14]	.98	[11,14]
Class F-1:
4/30/2020[6,8]	16.09	.14	(.61)	(.47)	(.15)	(.54)	(.69)	14.93	(3.26)[10]	45		.38	[14]	.38	[14]	.75	[14]	1.81	[14]
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19	43		.38		.38		.77		1.34
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89	30		.37		.37		.76		1.12
10/31/2017	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38	16		.37		.37		.77		1.02
10/31/2016	13.16	.13	.34	.47	(.08)	(.51)	(.59)	13.04	3.77	2		.38		.37		.78		1.05
10/31/2015	13.37	.16	.11	.27	(.14)	(.34)	(.48)	13.16	2.04	1		.48		.38		.79		1.19
Class F-2:
4/30/2020[6,8]	16.22	.17	(.61)	(.44)	(.20)	(.54)	(.74)	15.04	(3.12)[10]	64		.10	[14]	.10	[14]	.47	[14]	2.11	[14]
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55	58		.10		.10		.49		1.59
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16	32		.10		.10		.49		1.33
10/31/2017	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70	9		.11		.11		.51		1.40
10/31/2016	13.22	.18	.32	.50	(.11)	(.51)	(.62)	13.10	3.99	3		.12		.11		.52		1.38
10/31/2015	13.39	.16	.15	.31	(.14)	(.34)	(.48)	13.22	2.32	1		.23		.13		.54		1.17
Class F-3:
4/30/2020[6,8]	16.23	.17	(.60)	(.43)	(.21)	(.54)	(.75)	15.05	(3.05)[10]	4		.02	[14]	.02	[14]	.39	[14]	2.14	[14]
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59	3		.01		.01		.40		1.73
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27	2		.01		.01		.40		1.51
10/31/2017[6,17]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70 [10]	1		.02	[14]	.01	[14]	.41	[14]	1.14	[14]
Class R-1:
4/30/2020[6,8]	15.81	.08	(.60)	(.52)	(.04)	(.54)	(.58)	14.71	(3.63)[10]	15		1.15	[14]	1.15	[14]	1.52	[14]	1.01	[14]
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34	13		1.13		1.13		1.52		.62
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13	11		1.13		1.13		1.52		.41
10/31/2017	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46	9		1.14		1.14		1.54		.55
10/31/2016	12.94	.05	.31	.36	—	(.51)	(.51)	12.79	2.91	9		1.18		1.16		1.57		.42
10/31/2015	13.15	.07	.10	.17	(.04)	(.34)	(.38)	12.94	1.30	9		1.26		1.16		1.57		.53
Class R-2:
4/30/2020[6,8]	15.75	.08	(.61)	(.53)	(.04)	(.54)	(.58)	14.64	(3.67)[10]	754		1.13	[14]	1.13	[14]	1.50	[14]	1.10	[14]
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43	784		1.11		1.11		1.50		.66
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13	665		1.11		1.11		1.50		.45
10/31/2017	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53	622		1.10		1.10		1.50		.53
10/31/2016	12.90	.06	.31	.37	—	(.51)	(.51)	12.76	2.99	455		1.13		1.12		1.53		.47
10/31/2015	13.09	.08	.11	.19	(.04)	(.34)	(.38)	12.90	1.40	369		1.15		1.05		1.46		.58

64	American Funds Target Date Retirement Series

2045 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$15.90	$.11	$(.60)	$(.49)	$(.09)	$(.54)	$(.63)	$14.78	(3.41)%[10]	$213		.82%[14]		.82%[14]		1.19%[14]		1.38%[14]
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73	212		.81		.81		1.20		.91
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43	151		.81		.81		1.20		.71
10/31/2017	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92	103		.80		.80		1.20		.59
10/31/2016	13.15	.06	.35	.41	(.11)	(.51)	(.62)	12.94	3.29	19		.81		.81		1.22		.44
10/31/2015	13.38	.09	.17	.26	(.15)	(.34)	(.49)	13.15	1.94	—	[12]	.78		.68		1.09		.65
Class R-3:
4/30/2020[6,8]	15.97	.12	(.60)	(.48)	(.11)	(.54)	(.65)	14.84	(3.35)[10]	1,017		.67	[14]	.67	[14]	1.04	[14]	1.54	[14]
10/31/2019	14.93	.17	1.49	1.66	(.09)	(.53)	(.62)	15.97	11.86	1,027		.66		.66		1.05		1.10
10/31/2018	15.15	.14	(.05)	.09	(.08)	(.23)	(.31)	14.93	.59	857		.66		.66		1.05		.89
10/31/2017	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06	794		.66		.66		1.06		.97
10/31/2016	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41	535		.71		.70		1.11		.88
10/31/2015	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73	391		.78		.68		1.09		.94
Class R-4:
4/30/2020[6,8]	16.15	.15	(.62)	(.47)	(.15)	(.54)	(.69)	14.99	(3.24)[10]	1,349		.37	[14]	.37	[14]	.74	[14]	1.85	[14]
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23	1,363		.36		.36		.75		1.37
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86	1,020		.36		.36		.75		1.18
10/31/2017	13.05	.17	2.54	2.71	(.12)	(.33)	(.45)	15.31	21.42	930		.36		.36		.76		1.21
10/31/2016	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78	522		.39		.38		.79		1.17
10/31/2015	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03	321		.47		.37		.78		1.22
Class R-5E:
4/30/2020[6,8]	16.15	.17	(.62)	(.45)	(.18)	(.54)	(.72)	14.98	(3.14)[10]	507		.17	[14]	.17	[14]	.54	[14]	2.19	[14]
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46	531		.16		.16		.55		1.52
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14	301		.15		.15		.54		1.28
10/31/2017	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67	79		.15		.15		.55		1.39
10/31/2016[6,18]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37 [10]	30		.17	[14]	.17	[14]	.58	[14]	1.06	[14]
Class R-5:
4/30/2020[6,8]	16.36	.18	(.62)	(.44)	(.20)	(.54)	(.74)	15.18	(3.08)[10]	342		.06	[14]	.06	[14]	.43	[14]	2.25	[14]
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57	395		.06		.06		.45		1.75
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21	417		.07		.07		.46		1.49
10/31/2017	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82	614		.06		.06		.46		1.47
10/31/2016	13.30	.19	.31	.50	(.11)	(.51)	(.62)	13.18	3.99	255		.09		.08		.49		1.47
10/31/2015	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36	165		.18		.08		.49		1.48
Class R-6:
4/30/2020[6,8]	16.30	.17	(.60)	(.43)	(.21)	(.54)	(.75)	15.12	(3.04)[10]	7,883		.02	[14]	.02	[14]	.39	[14]	2.15	[14]
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61	7,082		.01		.01		.40		1.69
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27	4,328		.01		.01		.40		1.50
10/31/2017	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85	2,392		.01		.01		.41		1.54
10/31/2016	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05	983		.03		.02		.43		1.54
10/31/2015	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47	494		.13		.03		.44		1.43

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2040 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$15.92	$.15	$(.60)	$(.45)	$(.16)	$(.53)	$(.69)	$14.78	(3.17)%[10]	$1,757		.35%[14]		.35%[14]		.72%[14]		1.92%[14]
10/31/2019	14.90	.22	1.47	1.69	(.15)	(.52)	(.67)	15.92	12.15	1,735		.36		.36		.74		1.44
10/31/2018	15.13	.20	(.07)	.13	(.13)	(.23)	(.36)	14.90	.86	1,399		.34		.34		.73		1.27
10/31/2017	12.95	.19	2.45	2.64	(.13)	(.33)	(.46)	15.13	21.02	1,296		.34		.34		.74		1.36
10/31/2016	13.12	.16	.30	.46	(.10)	(.53)	(.63)	12.95	3.72	1,012		.36		.35		.76		1.29
10/31/2015	13.36	.18	.08	.26	(.12)	(.38)	(.50)	13.12	1.99	859		.44		.34		.74		1.36
Class C:
4/30/2020[6,8]	15.57	.09	(.58)	(.49)	(.06)	(.53)	(.59)	14.49	(3.47)[10]	125		1.10	[14]	1.10	[14]	1.47	[14]	1.17	[14]
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30	124		1.10		1.10		1.48		.69
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05	95		1.10		1.10		1.49		.49
10/31/2017	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14	78		1.11		1.11		1.51		.54
10/31/2016	12.97	.06	.29	.35	(.05)	(.53)	(.58)	12.74	2.88	48		1.13		1.12		1.53		.45
10/31/2015	13.29	.06	.11	.17	(.11)	(.38)	(.49)	12.97	1.26	23		1.21		1.11		1.51		.44
Class T:
4/30/2020[6,8]	15.94	.17	(.60)	(.43)	(.19)	(.53)	(.72)	14.79	(3.05)[10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.51	[11,14]	2.17	[11,14]
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39 [11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.70	[11]
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06 [11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.49	[11]
10/31/2017[6,16]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40 [10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.54	[11,14]	1.03	[11,14]
Class F-1:
4/30/2020[6,8]	15.82	.14	(.58)	(.44)	(.16)	(.53)	(.69)	14.69	(3.12)[10]	78		.38	[14]	.38	[14]	.75	[14]	1.87	[14]
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11	71		.37		.37		.75		1.39
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78	50		.37		.37		.76		1.20
10/31/2017	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02	30		.37		.37		.77		1.11
10/31/2016	13.10	.15	.30	.45	(.10)	(.53)	(.63)	12.92	3.70	4		.38		.37		.78		1.18
10/31/2015	13.36	.17	.09	.26	(.14)	(.38)	(.52)	13.10	1.96	1		.48		.38		.78		1.26
Class F-2:
4/30/2020[6,8]	15.93	.17	(.59)	(.42)	(.20)	(.53)	(.73)	14.78	(3.00)[10]	81		.10	[14]	.10	[14]	.47	[14]	2.16	[14]
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48	76		.10		.10		.48		1.67
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03	49		.10		.10		.49		1.40
10/31/2017	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28	13		.11		.11		.51		1.46
10/31/2016	13.14	.19	.30	.49	(.13)	(.53)	(.66)	12.97	3.99	5		.12		.11		.52		1.48
10/31/2015	13.38	.18	.12	.30	(.16)	(.38)	(.54)	13.14	2.26	2		.22		.12		.52		1.38
Class F-3:
4/30/2020[6,8]	15.97	.17	(.59)	(.42)	(.21)	(.53)	(.74)	14.81	(2.99)[10]	4		.02	[14]	.01	[14]	.38	[14]	2.25	[14]
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60	4		.01		.01		.39		1.84
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15	3		.01		.01		.40		1.48
10/31/2017[6,17]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49 [10]	1		.01	[14]	.01	[14]	.41	[14]	1.25	[14]
Class R-1:
4/30/2020[6,8]	15.56	.09	(.59)	(.50)	(.03)	(.53)	(.56)	14.50	(3.49)[10]	20		1.15	[14]	1.15	[14]	1.52	[14]	1.15	[14]
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29	21		1.13		1.13		1.51		.68
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04	19		1.13		1.13		1.52		.46
10/31/2017	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07	17		1.14		1.14		1.54		.60
10/31/2016	12.85	.06	.29	.35	—	(.53)	(.53)	12.67	2.90	17		1.18		1.16		1.57		.48
10/31/2015	13.09	.07	.09	.16	(.02)	(.38)	(.40)	12.85	1.23	17		1.25		1.15		1.55		.57
Class R-2:
4/30/2020[6,8]	15.51	.09	(.58)	(.49)	(.05)	(.53)	(.58)	14.44	(3.48)[10]	924		1.12	[14]	1.12	[14]	1.49	[14]	1.16	[14]
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34	962		1.11		1.11		1.49		.72
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05	856		1.11		1.11		1.50		.51
10/31/2017	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10	819		1.10		1.10		1.50		.59
10/31/2016	12.85	.07	.28	.35	(.01)	(.53)	(.54)	12.66	2.93	624		1.13		1.11		1.52		.53
10/31/2015	13.09	.08	.10	.18	(.04)	(.38)	(.42)	12.85	1.34	536		1.15		1.05		1.45		.65

66	American Funds Target Date Retirement Series

2040 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$15.65	$.11	$(.59)	$(.48)	$(.10)	$(.53)	$(.63)	$14.54	(3.40)%[10]	$216		.82%[14]		.82%[14]		1.19%[14]		1.44%[14]
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75	219		.81		.81		1.19		.96
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29	155		.81		.81		1.20		.73
10/31/2017	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47	94		.80		.80		1.20		.70
10/31/2016	13.08	.06	.34	.40	(.13)	(.53)	(.66)	12.82	3.25	27		.81		.81		1.22		.49
10/31/2015	13.36	.07	.18	.25	(.15)	(.38)	(.53)	13.08	1.90	—	[12]	.82		.72		1.12		.55
Class R-3:
4/30/2020[6,8]	15.74	.12	(.59)	(.47)	(.12)	(.53)	(.65)	14.62	(3.36)[10]	1,343		.67	[14]	.67	[14]	1.04	[14]	1.61	[14]
10/31/2019	14.72	.17	1.47	1.64	(.10)	(.52)	(.62)	15.74	11.91	1,377		.66		.66		1.04		1.15
10/31/2018	14.97	.15	(.08)	.07	(.09)	(.23)	(.32)	14.72	.45	1,183		.66		.66		1.05		.94
10/31/2017	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65	1,117		.65		.65		1.05		1.02
10/31/2016	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37	773		.71		.70		1.11		.94
10/31/2015	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68	606		.78		.68		1.08		.99
Class R-4:
4/30/2020[6,8]	15.88	.15	(.60)	(.45)	(.16)	(.53)	(.69)	14.74	(3.19)[10]	1,711		.36	[14]	.36	[14]	.73	[14]	1.92	[14]
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23	1,756		.36		.36		.74		1.44
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73	1,419		.36		.36		.75		1.24
10/31/2017	12.93	.18	2.45	2.63	(.13)	(.33)	(.46)	15.10	20.99	1,364		.35		.35		.75		1.28
10/31/2016	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75	825		.39		.38		.79		1.23
10/31/2015	13.34	.17	.09	.26	(.12)	(.38)	(.50)	13.10	2.00	531		.47		.37		.77		1.30
Class R-5E:
4/30/2020[6,8]	15.88	.18	(.60)	(.42)	(.19)	(.53)	(.72)	14.74	(3.02)[10]	678		.16	[14]	.16	[14]	.53	[14]	2.29	[14]
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38	770		.16		.16		.54		1.55
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00	424		.15		.15		.54		1.31
10/31/2017	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21	131		.14		.14		.54		1.38
10/31/2016[6,18]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41 [10]	48		.16	[14]	.16	[14]	.57	[14]	1.11	[14]
Class R-5:
4/30/2020[6,8]	16.08	.18	(.60)	(.42)	(.21)	(.53)	(.74)	14.92	(3.02)[10]	441		.06	[14]	.06	[14]	.43	[14]	2.29	[14]
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59	510		.06		.06		.44		1.80
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03	541		.06		.06		.45		1.56
10/31/2017	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39	791		.06		.06		.46		1.53
10/31/2016	13.22	.19	.31	.50	(.13)	(.53)	(.66)	13.06	4.05	370		.09		.07		.48		1.53
10/31/2015	13.45	.21	.10	.31	(.16)	(.38)	(.54)	13.22	2.32	265		.17		.07		.47		1.57
Class R-6:
4/30/2020[6,8]	16.02	.17	(.59)	(.42)	(.21)	(.53)	(.74)	14.86	(2.98)[10]	10,580		.01	[14]	.01	[14]	.38	[14]	2.22	[14]
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56	9,766		.01		.01		.39		1.75
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15	6,262		.01		.01		.40		1.56
10/31/2017	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43	3,997		.01		.01		.41		1.59
10/31/2016	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04	1,824		.03		.02		.43		1.58
10/31/2015	13.42	.20	.11	.31	(.16)	(.38)	(.54)	13.19	2.36	936		.12		.02		.42		1.55

See end of tables for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2035 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$15.54	$.15	$(.47)	$(.32)	$(.18)	$(.49)	$(.67)	$14.55	(2.42)%[10]	$2,066		.35%[14]		.35%[14]		.71%[14]		1.95%[14]
10/31/2019	14.55	.23	1.40	1.63	(.16)	(.48)	(.64)	15.54	11.96	2,036		.36		.36		.73		1.52
10/31/2018	14.79	.20	(.09)	.11	(.14)	(.21)	(.35)	14.55	.71	1,638		.34		.34		.72		1.33
10/31/2017	12.75	.19	2.29	2.48	(.13)	(.31)	(.44)	14.79	20.07	1,504		.33		.33		.72		1.40
10/31/2016	12.98	.17	.28	.45	(.09)	(.59)	(.68)	12.75	3.73	1,166		.37		.35		.75		1.33
10/31/2015	13.17	.18	.10	.28	(.14)	(.33)	(.47)	12.98	2.12	973		.44		.34		.74		1.39
Class C:
4/30/2020[6,8]	15.22	.09	(.48)	(.39)	(.07)	(.49)	(.56)	14.27	(2.85)[10]	151		1.10	[14]	1.10	[14]	1.46	[14]	1.20	[14]
10/31/2019	14.26	.11	1.39	1.50	(.06)	(.48)	(.54)	15.22	11.13	148		1.10		1.10		1.47		.77
10/31/2018	14.52	.08	(.08)	— [9]	(.05)	(.21)	(.26)	14.26	(.05)	118		1.10		1.10		1.48		.55
10/31/2017	12.54	.08	2.27	2.35	(.06)	(.31)	(.37)	14.52	19.22	97		1.11		1.11		1.50		.59
10/31/2016	12.82	.06	.29	.35	(.04)	(.59)	(.63)	12.54	2.93	62		1.13		1.12		1.52		.51
10/31/2015	13.11	.06	.11	.17	(.13)	(.33)	(.46)	12.82	1.30	33		1.21		1.11		1.51		.49
Class T:
4/30/2020[6,8]	15.57	.17	(.48)	(.31)	(.21)	(.49)	(.70)	14.56	(2.36)[10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.50	[11,14]	2.21	[11,14]
10/31/2019	14.57	.26	1.41	1.67	(.19)	(.48)	(.67)	15.57	12.26 [11]	—	[12]	.14	[11]	.14	[11]	.51	[11]	1.78	[11]
10/31/2018	14.81	.23	(.09)	.14	(.17)	(.21)	(.38)	14.57	.91 [11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.55	[11]
10/31/2017[6,16]	13.35	.09	1.37	1.46	—	—	—	14.81	10.94 [10,11]	—	[12]	.13	[11,14]	.13	[11,14]	.52	[11,14]	1.07	[11,14]
Class F-1:
4/30/2020[6,8]	15.46	.14	(.48)	(.34)	(.17)	(.49)	(.66)	14.46	(2.50)[10]	97		.38	[14]	.38	[14]	.74	[14]	1.92	[14]
10/31/2019	14.48	.22	1.40	1.62	(.16)	(.48)	(.64)	15.46	11.95	90		.37		.37		.74		1.47
10/31/2018	14.73	.19	(.09)	.10	(.14)	(.21)	(.35)	14.48	.69	66		.37		.37		.75		1.26
10/31/2017	12.72	.17	2.31	2.48	(.16)	(.31)	(.47)	14.73	20.11	44		.37		.37		.76		1.20
10/31/2016	12.96	.15	.29	.44	(.09)	(.59)	(.68)	12.72	3.68	6		.39		.38		.78		1.22
10/31/2015	13.17	.16	.11	.27	(.15)	(.33)	(.48)	12.96	2.08	2		.47		.37		.77		1.22
Class F-2:
4/30/2020[6,8]	15.56	.17	(.49)	(.32)	(.21)	(.49)	(.70)	14.54	(2.38)[10]	114		.10	[14]	.10	[14]	.46	[14]	2.20	[14]
10/31/2019	14.57	.26	1.41	1.67	(.20)	(.48)	(.68)	15.56	12.29	107		.10		.10		.47		1.74
10/31/2018	14.81	.22	(.08)	.14	(.17)	(.21)	(.38)	14.57	.94	75		.10		.10		.48		1.43
10/31/2017	12.76	.21	2.31	2.52	(.16)	(.31)	(.47)	14.81	20.44	20		.11		.11		.50		1.50
10/31/2016	12.99	.18	.30	.48	(.12)	(.59)	(.71)	12.76	3.95	7		.12		.11		.51		1.44
10/31/2015	13.20	.19	.10	.29	(.17)	(.33)	(.50)	12.99	2.25	2		.22		.12		.52		1.49
Class F-3:
4/30/2020[6,8]	15.58	.17	(.47)	(.30)	(.22)	(.49)	(.71)	14.57	(2.24)[10]	15		.01	[14]	.01	[14]	.37	[14]	2.28	[14]
10/31/2019	14.59	.23	1.45	1.68	(.21)	(.48)	(.69)	15.58	12.33	14		.01		.01		.38		1.52
10/31/2018	14.82	.22	(.06)	.16	(.18)	(.21)	(.39)	14.59	1.06	10		.01		.01		.39		1.42
10/31/2017[6,17]	13.01	.13	1.68	1.81	—	—	—	14.82	13.91 [10]	2		.01	[14]	.01	[14]	.40	[14]	1.17	[14]
Class R-1:
4/30/2020[6,8]	15.14	.09	(.48)	(.39)	(.06)	(.49)	(.55)	14.20	(2.87)[10]	18		1.15	[14]	1.15	[14]	1.51	[14]	1.16	[14]
10/31/2019	14.18	.11	1.38	1.49	(.05)	(.48)	(.53)	15.14	11.14	21		1.13		1.13		1.50		.75
10/31/2018	14.42	.08	(.09)	(.01)	(.02)	(.21)	(.23)	14.18	(.11)	17		1.13		1.13		1.51		.54
10/31/2017	12.43	.09	2.24	2.33	(.03)	(.31)	(.34)	14.42	19.19	16		1.13		1.13		1.52		.66
10/31/2016	12.68	.06	.28	.34	—	(.59)	(.59)	12.43	2.89	18		1.17		1.15		1.55		.52
10/31/2015	12.88	.08	.08	.16	(.03)	(.33)	(.36)	12.68	1.26	17		1.24		1.14		1.54		.64
Class R-2:
4/30/2020[6,8]	15.16	.09	(.47)	(.38)	(.07)	(.49)	(.56)	14.22	(2.83)[10]	1,154		1.12	[14]	1.12	[14]	1.48	[14]	1.21	[14]
10/31/2019	14.20	.11	1.38	1.49	(.05)	(.48)	(.53)	15.16	11.12	1,216		1.11		1.11		1.48		.79
10/31/2018	14.45	.08	(.08)	— [9]	(.04)	(.21)	(.25)	14.20	(.04)	1,051		1.11		1.11		1.49		.57
10/31/2017	12.47	.08	2.25	2.33	(.04)	(.31)	(.35)	14.45	19.20	1,009		1.10		1.10		1.49		.64
10/31/2016	12.71	.07	.28	.35	— [9]	(.59)	(.59)	12.47	3.00	782		1.13		1.11		1.51		.57
10/31/2015	12.92	.09	.08	.17	(.05)	(.33)	(.38)	12.71	1.32	669		1.14		1.04		1.44		.69

68	American Funds Target Date Retirement Series

2035 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$15.25	$.11	$(.47)	$(.36)	$(.11)	$(.49)	$(.60)	$14.29	(2.64)%[10]	$297		.82%[14]		.82%[14]		1.18%[14]		1.49%[14]
10/31/2019	14.30	.15	1.38	1.53	(.10)	(.48)	(.58)	15.25	11.41	293		.81		.81		1.18		1.04
10/31/2018	14.58	.12	(.08)	.04	(.11)	(.21)	(.32)	14.30	.24	214		.81		.81		1.19		.80
10/31/2017	12.61	.10	2.30	2.40	(.12)	(.31)	(.43)	14.58	19.58	141		.80		.80		1.19		.76
10/31/2016	12.93	.08	.31	.39	(.12)	(.59)	(.71)	12.61	3.26	39		.81		.81		1.21		.61
10/31/2015	13.17	.06	.19	.25	(.16)	(.33)	(.49)	12.93	1.96	—	[12]	.81		.71		1.11		.46
Class R-3:
4/30/2020[6,8]	15.36	.12	(.48)	(.36)	(.13)	(.49)	(.62)	14.38	(2.66)[10]	1,642		.67	[14]	.67	[14]	1.03	[14]	1.65	[14]
10/31/2019	14.38	.18	1.39	1.57	(.11)	(.48)	(.59)	15.36	11.65	1,661		.66		.66		1.03		1.23
10/31/2018	14.62	.15	(.09)	.06	(.09)	(.21)	(.30)	14.38	.42	1,416		.66		.66		1.04		1.00
10/31/2017	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73	1,303		.65		.65		1.04		1.06
10/31/2016	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35	925		.71		.69		1.09		.99
10/31/2015	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75	704		.78		.68		1.08		1.05
Class R-4:
4/30/2020[6,8]	15.50	.15	(.48)	(.33)	(.17)	(.49)	(.66)	14.51	(2.43)[10]	1,981		.36	[14]	.36	[14]	.72	[14]	1.96	[14]
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97	2,035		.36		.36		.73		1.51
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71	1,609		.36		.36		.74		1.30
10/31/2017	12.72	.18	2.29	2.47	(.13)	(.31)	(.44)	14.75	20.06	1,509		.35		.35		.74		1.31
10/31/2016	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75	887		.39		.38		.78		1.27
10/31/2015	13.16	.17	.09	.26	(.14)	(.33)	(.47)	12.95	1.99	576		.46		.36		.76		1.34
Class R-5E:
4/30/2020[6,8]	15.51	.18	(.49)	(.31)	(.20)	(.49)	(.69)	14.51	(2.35)[10]	718		.16	[14]	.16	[14]	.52	[14]	2.40	[14]
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17	886		.16		.16		.53		1.65
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92	540		.15		.15		.53		1.33
10/31/2017	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36	144		.14		.14		.53		1.43
10/31/2016[6,18]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40 [10]	55		.16	[14]	.16	[14]	.56	[14]	1.15	[14]
Class R-5:
4/30/2020[6,8]	15.69	.18	(.49)	(.31)	(.22)	(.49)	(.71)	14.67	(2.34)[10]	489		.06	[14]	.06	[14]	.42	[14]	2.33	[14]
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33	564		.06		.06		.43		1.88
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00	590		.06		.06		.44		1.62
10/31/2017	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39	918		.06		.06		.45		1.58
10/31/2016	13.07	.20	.29	.49	(.12)	(.59)	(.71)	12.85	4.05	432		.09		.07		.47		1.57
10/31/2015	13.27	.21	.09	.30	(.17)	(.33)	(.50)	13.07	2.30	293		.17		.07		.47		1.61
Class R-6:
4/30/2020[6,8]	15.63	.17	(.48)	(.31)	(.22)	(.49)	(.71)	14.61	(2.30)[10]	12,045		.01	[14]	.01	[14]	.37	[14]	2.25	[14]
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37	10,860		.01		.01		.38		1.83
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99	7,024		.01		.01		.39		1.62
10/31/2017	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50	4,107		.01		.01		.40		1.64
10/31/2016	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11	1,898		.03		.02		.42		1.64
10/31/2015	13.23	.20	.11	.31	(.18)	(.33)	(.51)	13.03	2.35	945		.12		.02		.42		1.54

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2030 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$15.05	$.15	$(.32)	$(.17)	$(.20)	$(.40)	$(.60)	$14.28	(1.37)%[10]	$2,716		.36%[14]		.36%[14]		.70%[14]		2.03%[14]
10/31/2019	14.15	.25	1.24	1.49	(.18)	(.41)	(.59)	15.05	11.13	2,686		.37		.37		.73		1.75
10/31/2018	14.42	.21	(.12)	.09	(.15)	(.21)	(.36)	14.15	.54	2,186		.35		.35		.72		1.45
10/31/2017	12.70	.20	1.95	2.15	(.14)	(.29)	(.43)	14.42	17.46	1,968		.34		.34		.72		1.47
10/31/2016	12.92	.17	.27	.44	(.10)	(.56)	(.66)	12.70	3.69	1,550		.37		.35		.74		1.40
10/31/2015	13.16	.19	.08	.27	(.13)	(.38)	(.51)	12.92	2.09	1,298		.44		.34		.73		1.43
Class C:
4/30/2020[6,8]	14.73	.09	(.32)	(.23)	(.10)	(.40)	(.50)	14.00	(1.76)[10]	192		1.10	[14]	1.10	[14]	1.44	[14]	1.29	[14]
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34	187		1.10		1.10		1.46		1.01
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)	148		1.10		1.10		1.47		.70
10/31/2017	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52	122		1.11		1.11		1.49		.67
10/31/2016	12.76	.07	.27	.34	(.05)	(.56)	(.61)	12.49	2.91	80		1.13		1.12		1.51		.59
10/31/2015	13.09	.07	.10	.17	(.12)	(.38)	(.50)	12.76	1.29	40		1.20		1.10		1.49		.52
Class T:
4/30/2020[6,8]	15.07	.17	(.32)	(.15)	(.23)	(.40)	(.63)	14.29	(1.23)[10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.48	[11,14]	2.28	[11,14]
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37 [11]	—	[12]	.14	[11]	.14	[11]	.50	[11]	2.02	[11]
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82 [11]	—	[12]	.14	[11]	.14	[11]	.51	[11]	1.68	[11]
10/31/2017[6,16]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48 [10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.52	[11,14]	1.20	[11,14]
Class F-1:
4/30/2020[6,8]	14.95	.15	(.32)	(.17)	(.20)	(.40)	(.60)	14.18	(1.37)[10]	103		.38	[14]	.38	[14]	.72	[14]	2.01	[14]
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14	98		.37		.37		.73		1.74
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57	77		.37		.37		.74		1.42
10/31/2017	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40	57		.37		.37		.75		1.31
10/31/2016	12.88	.16	.29	.45	(.12)	(.56)	(.68)	12.65	3.74	12		.38		.37		.76		1.28
10/31/2015	13.16	.18	.08	.26	(.16)	(.38)	(.54)	12.88	1.98	3		.48		.38		.77		1.36
Class F-2:
4/30/2020[6,8]	15.06	.17	(.32)	(.15)	(.24)	(.40)	(.64)	14.27	(1.25)[10]	168		.10	[14]	.10	[14]	.44	[14]	2.27	[14]
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38	154		.10		.10		.46		2.00
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84	107		.10		.10		.47		1.64
10/31/2017	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75	42		.11		.11		.49		1.59
10/31/2016	12.93	.19	.28	.47	(.13)	(.56)	(.69)	12.71	3.94	15		.12		.11		.50		1.55
10/31/2015	13.18	.19	.11	.30	(.17)	(.38)	(.55)	12.93	2.29	4		.22		.12		.51		1.51
Class F-3:
4/30/2020[6,8]	15.10	.18	(.33)	(.15)	(.25)	(.40)	(.65)	14.30	(1.24)[10]	16		.01	[14]	.01	[14]	.35	[14]	2.41	[14]
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58	15		.01		.01		.37		2.07
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91	8		.01		.01		.38		1.78
10/31/2017[6,17]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19 [10]	5		.01	[14]	.01	[14]	.39	[14]	1.46	[14]
Class R-1:
4/30/2020[6,8]	14.80	.09	(.32)	(.23)	(.08)	(.40)	(.48)	14.09	(1.74)[10]	28		1.15	[14]	1.15	[14]	1.49	[14]	1.24	[14]
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29	31		1.13		1.13		1.49		1.00
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)	29		1.13		1.13		1.50		.67
10/31/2017	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50	28		1.13		1.13		1.51		.71
10/31/2016	12.70	.07	.27	.34	—	(.56)	(.56)	12.48	2.87	29		1.17		1.16		1.55		.59
10/31/2015	12.95	.08	.08	.16	(.03)	(.38)	(.41)	12.70	1.25	27		1.24		1.14		1.53		.66
Class R-2:
4/30/2020[6,8]	14.69	.09	(.31)	(.22)	(.10)	(.40)	(.50)	13.97	(1.74)[10]	1,261		1.12	[14]	1.12	[14]	1.46	[14]	1.28	[14]
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36	1,311		1.11		1.11		1.47		1.03
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)	1,167		1.11		1.11		1.48		.71
10/31/2017	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53	1,134		1.10		1.10		1.48		.72
10/31/2016	12.65	.08	.28	.36	(.02)	(.56)	(.58)	12.43	3.02	913		1.13		1.11		1.50		.65
10/31/2015	12.91	.09	.07	.16	(.04)	(.38)	(.42)	12.65	1.27	809		1.14		1.04		1.43		.74

70	American Funds Target Date Retirement Series

2030 Fund

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$14.80	$.11	$(.31)	$(.20)	$(.15)	$(.40)	$(.55)	$14.05	(1.62)%[10]	$334	.82%[14]		.82%[14]		1.16%[14]		1.57%[14]
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71	325	.81		.81		1.17		1.28
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11	240	.81		.81		1.18		.95
10/31/2017	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84	149	.80		.80		1.18		.83
10/31/2016	12.86	.08	.31	.39	(.11)	(.56)	(.67)	12.58	3.30	42	.81		.80		1.19		.66
10/31/2015	13.17	.09	.14	.23	(.16)	(.38)	(.54)	12.86	1.76	1	.86		.76		1.15		.71
Class R-3:
4/30/2020[6,8]	14.88	.13	(.32)	(.19)	(.16)	(.40)	(.56)	14.13	(1.52)[10]	2,046	.67	[14]	.67	[14]	1.01	[14]	1.73	[14]
10/31/2019	13.99	.21	1.22	1.43	(.13)	(.41)	(.54)	14.88	10.82	2,087	.66		.66		1.02		1.47
10/31/2018	14.26	.17	(.12)	.05	(.11)	(.21)	(.32)	13.99	.26	1,823	.66		.66		1.03		1.14
10/31/2017	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06	1,720	.65		.65		1.03		1.15
10/31/2016	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41	1,267	.71		.69		1.08		1.06
10/31/2015	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70	1,037	.77		.67		1.06		1.09
Class R-4:
4/30/2020[6,8]	15.02	.15	(.32)	(.17)	(.20)	(.40)	(.60)	14.25	(1.37)[10]	2,482	.36	[14]	.36	[14]	.70	[14]	2.03	[14]
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14	2,550	.36		.36		.72		1.76
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54	2,106	.36		.36		.73		1.45
10/31/2017	12.68	.19	1.95	2.14	(.14)	(.29)	(.43)	14.39	17.43	2,030	.35		.35		.73		1.41
10/31/2016	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71	1,261	.39		.38		.77		1.35
10/31/2015	13.15	.18	.08	.26	(.13)	(.38)	(.51)	12.90	2.02	852	.46		.36		.75		1.40
Class R-5E:
4/30/2020[6,8]	15.02	.18	(.33)	(.15)	(.23)	(.40)	(.63)	14.24	(1.27)[10]	972	.16	[14]	.16	[14]	.50	[14]	2.45	[14]
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34	1,169	.16		.16		.52		1.88
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82	692	.15		.15		.52		1.48
10/31/2017	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67	191	.14		.14		.52		1.51
10/31/2016[6,18]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53 [10]	69	.16	[14]	.16	[14]	.55	[14]	1.26	[14]
Class R-5:
4/30/2020[6,8]	15.20	.18	(.33)	(.15)	(.24)	(.40)	(.64)	14.41	(1.22)[10]	604	.06	[14]	.06	[14]	.40	[14]	2.39	[14]
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51	668	.06		.06		.42		2.12
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84	720	.06		.06		.43		1.75
10/31/2017	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81	1,097	.06		.06		.44		1.67
10/31/2016	13.01	.21	.28	.49	(.14)	(.56)	(.70)	12.80	4.02	527	.09		.07		.46		1.65
10/31/2015	13.25	.22	.09	.31	(.17)	(.38)	(.55)	13.01	2.35	359	.16		.06		.45		1.67
Class R-6:
4/30/2020[6,8]	15.14	.17	(.31)	(.14)	(.25)	(.40)	(.65)	14.35	(1.17)[10]	14,942	.01	[14]	.01	[14]	.35	[14]	2.35	[14]
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54	13,616	.01		.01		.37		2.07
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91	9,046	.01		.01		.38		1.77
10/31/2017	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83	5,747	.01		.01		.39		1.73
10/31/2016	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08	2,792	.03		.02		.41		1.73
10/31/2015	13.21	.21	.10	.31	(.17)	(.38)	(.55)	12.97	2.39	1,527	.12		.02		.41		1.59

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2025 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$14.03	$.14	$(.16)	$(.02)	$(.21)	$(.31)	$(.52)	$13.49	(.30)%[10]	$2,832		.35%[14]		.35%[14]		.67%[14]		2.10%[14]
10/31/2019	13.20	.25	1.08	1.33	(.18)	(.32)	(.50)	14.03	10.62	2,784		.37		.37		.71		1.88
10/31/2018	13.48	.21	(.17)	.04	(.15)	(.17)	(.32)	13.20	.25	2,315		.34		.34		.69		1.56
10/31/2017	12.17	.20	1.48	1.68	(.14)	(.23)	(.37)	13.48	14.21	2,127		.34		.34		.70		1.54
10/31/2016	12.40	.18	.27	.45	(.11)	(.57)	(.68)	12.17	3.83	1,730		.38		.37		.74		1.50
10/31/2015	12.64	.19	.01	.20	(.14)	(.30)	(.44)	12.40	1.61	1,442		.45		.35		.73		1.50
Class C:
4/30/2020[6,8]	13.73	.09	(.16)	(.07)	(.12)	(.31)	(.43)	13.23	(.67)[10]	196		1.10	[14]	1.10	[14]	1.42	[14]	1.35	[14]
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78	191		1.10		1.10		1.44		1.14
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)	157		1.10		1.10		1.45		.80
10/31/2017	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31	138		1.11		1.11		1.47		.75
10/31/2016	12.24	.08	.28	.36	(.06)	(.57)	(.63)	11.97	3.13	97		1.13		1.12		1.49		.71
10/31/2015	12.57	.08	.02	.10	(.13)	(.30)	(.43)	12.24	.79	50		1.20		1.10		1.48		.64
Class T:
4/30/2020[6,8]	14.05	.16	(.17)	(.01)	(.24)	(.31)	(.55)	13.49	(.25)[10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.46	[11,14]	2.34	[11,14]
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84 [11]	—	[12]	.14	[11]	.14	[11]	.48	[11]	2.14	[11]
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46 [11]	—	[12]	.14	[11]	.14	[11]	.49	[11]	1.78	[11]
10/31/2017[6,16]	12.51	.10	.89	.99	—	—	—	13.50	7.91 [10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.50	[11,14]	1.34	[11,14]
Class F-1:
4/30/2020[6,8]	13.93	.14	(.16)	(.02)	(.21)	(.31)	(.52)	13.39	(.33)[10]	68		.38	[14]	.38	[14]	.70	[14]	2.07	[14]
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52	64		.38		.38		.72		1.87
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26	55		.37		.37		.72		1.53
10/31/2017	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20	42		.37		.37		.73		1.43
10/31/2016	12.36	.17	.27	.44	(.11)	(.57)	(.68)	12.12	3.83	12		.38		.37		.74		1.45
10/31/2015	12.63	.18	.02	.20	(.17)	(.30)	(.47)	12.36	1.60	4		.48		.38		.76		1.43
Class F-2:
4/30/2020[6,8]	14.03	.16	(.17)	(.01)	(.24)	(.31)	(.55)	13.47	(.19)[10]	170		.10	[14]	.10	[14]	.42	[14]	2.36	[14]
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85	164		.10		.10		.44		2.13
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56	114		.11		.11		.46		1.76
10/31/2017	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42	53		.11		.11		.47		1.72
10/31/2016	12.41	.20	.28	.48	(.14)	(.57)	(.71)	12.18	4.10	24		.12		.11		.48		1.71
10/31/2015	12.65	.22	.02	.24	(.18)	(.30)	(.48)	12.41	1.90	9		.21		.11		.49		1.75
Class F-3:
4/30/2020[6,8]	14.07	.17	(.17)	— [9]	(.26)	(.31)	(.57)	13.50	(.19)[10]	13		.01	[14]	.01	[14]	.33	[14]	2.44	[14]
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98	12		.01		.01		.35		2.28
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63	11		.01		.01		.36		1.86
10/31/2017[6,17]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20 [10]	10		.01	[14]	.01	[14]	.37	[14]	1.50	[14]
Class R-1:
4/30/2020[6,8]	13.75	.09	(.17)	(.08)	(.10)	(.31)	(.41)	13.26	(.71)[10]	26		1.14	[14]	1.14	[14]	1.46	[14]	1.31	[14]
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78	29		1.13		1.13		1.47		1.12
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)	25		1.13		1.13		1.48		.76
10/31/2017	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26	24		1.13		1.13		1.49		.77
10/31/2016	12.17	.08	.27	.35	—	(.57)	(.57)	11.95	3.04	22		1.17		1.16		1.53		.69
10/31/2015	12.42	.09	.01	.10	(.05)	(.30)	(.35)	12.17	.78	22		1.24		1.14		1.52		.73
Class R-2:
4/30/2020[6,8]	13.69	.09	(.17)	(.08)	(.11)	(.31)	(.42)	13.19	(.73)[10]	1,143		1.12	[14]	1.12	[14]	1.44	[14]	1.35	[14]
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81	1,188		1.11		1.11		1.45		1.17
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)	1,096		1.11		1.11		1.46		.82
10/31/2017	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30	1,116		1.10		1.10		1.46		.79
10/31/2016	12.15	.09	.26	.35	(.02)	(.57)	(.59)	11.91	3.09	913		1.13		1.11		1.48		.76
10/31/2015	12.39	.10	.02	.12	(.06)	(.30)	(.36)	12.15	.95	826		1.14		1.04		1.42		.82

72	American Funds Target Date Retirement Series

2025 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$13.78	$.11	$ (.17)	$ (.06)	$(.15)	$(.31)	$(.46)	$13.26	(.56)%[10]	$ 389		.82%[14]		.82%[14]		1.14%[14]		1.63%[14]
10/31/2019	12.98	.19	1.06	1.25	(.13)	(.32)	(.45)	13.78	10.11	387		.81		.81		1.15		1.43
10/31/2018	13.29	.14	(.15)	(.01)	(.13)	(.17)	(.30)	12.98	(.14)	300		.81		.81		1.16		1.07
10/31/2017	12.05	.12	1.49	1.61	(.14)	(.23)	(.37)	13.29	13.68	203		.80		.80		1.16		.94
10/31/2016	12.35	.10	.29	.39	(.12)	(.57)	(.69)	12.05	3.40	50		.81		.81		1.18		.81
10/31/2015	12.64	.12	.06	.18	(.17)	(.30)	(.47)	12.35	1.44	—	[12]	.83		.73		1.11		.98
Class R-3:
4/30/2020[6,8]	13.87	.12	(.17)	(.05)	(.17)	(.31)	(.48)	13.34	(.51)[10]	1,862		.67	[14]	.67	[14]	.99	[14]	1.79	[14]
10/31/2019	13.05	.21	1.07	1.28	(.14)	(.32)	(.46)	13.87	10.29	1,897		.66		.66		1.00		1.60
10/31/2018	13.33	.17	(.17)	— [9]	(.11)	(.17)	(.28)	13.05	(.04)	1,692		.66		.66		1.01		1.24
10/31/2017	12.05	.15	1.47	1.62	(.11)	(.23)	(.34)	13.33	13.80	1,623		.65		.65		1.01		1.22
10/31/2016	12.28	.14	.27	.41	(.07)	(.57)	(.64)	12.05	3.54	1,237		.71		.69		1.06		1.18
10/31/2015	12.52	.15	.01	.16	(.10)	(.30)	(.40)	12.28	1.31	979		.78		.68		1.06		1.18
Class R-4:
4/30/2020[6,8]	14.00	.14	(.17)	(.03)	(.21)	(.31)	(.52)	13.45	(.38)[10]	2,300		.36	[14]	.36	[14]	.68	[14]	2.10	[14]
10/31/2019	13.17	.25	1.08	1.33	(.18)	(.32)	(.50)	14.00	10.62	2,390		.36		.36		.70		1.89
10/31/2018	13.45	.21	(.17)	.04	(.15)	(.17)	(.32)	13.17	.26	1,968		.36		.36		.71		1.55
10/31/2017	12.15	.19	1.49	1.68	(.15)	(.23)	(.38)	13.45	14.19	1,847		.35		.35		.71		1.48
10/31/2016	12.38	.18	.27	.45	(.11)	(.57)	(.68)	12.15	3.85	1,167		.39		.38		.75		1.47
10/31/2015	12.62	.18	.02	.20	(.14)	(.30)	(.44)	12.38	1.62	775		.46		.36		.74		1.48
Class R-5E:
4/30/2020[6,8]	14.00	.17	(.18)	(.01)	(.23)	(.31)	(.54)	13.45	(.23)[10]	864		.16	[14]	.16	[14]	.48	[14]	2.54	[14]
10/31/2019	13.18	.27	1.08	1.35	(.21)	(.32)	(.53)	14.00	10.82	1,132		.16		.16		.50		2.02
10/31/2018	13.46	.21	(.14)	.07	(.18)	(.17)	(.35)	13.18	.46	705		.15		.15		.50		1.57
10/31/2017	12.16	.21	1.49	1.70	(.17)	(.23)	(.40)	13.46	14.41	169		.14		.14		.50		1.65
10/31/2016[6,18]	12.41	.17	.29	.46	(.14)	(.57)	(.71)	12.16	3.99 [10]	83		.16	[14]	.16	[14]	.53	[14]	1.45	[14]
Class R-5:
4/30/2020[6,8]	14.16	.17	(.18)	(.01)	(.25)	(.31)	(.56)	13.59	(.25)[10]	568		.06	[14]	.06	[14]	.38	[14]	2.43	[14]
10/31/2019	13.31	.30	1.09	1.39	(.22)	(.32)	(.54)	14.16	11.02	637		.06		.06		.40		2.24
10/31/2018	13.59	.25	(.18)	.07	(.18)	(.17)	(.35)	13.31	.49	656		.06		.06		.41		1.85
10/31/2017	12.27	.23	1.50	1.73	(.18)	(.23)	(.41)	13.59	14.51	1,054		.06		.06		.42		1.76
10/31/2016	12.49	.21	.28	.49	(.14)	(.57)	(.71)	12.27	4.17	543		.09		.07		.44		1.77
10/31/2015	12.72	.22	.02	.24	(.17)	(.30)	(.47)	12.49	1.95	354		.16		.06		.44		1.75
Class R-6:
4/30/2020[6,8]	14.12	.17	(.16)	.01	(.26)	(.31)	(.57)	13.56	(.12)[10]	13,248		.01	[14]	.01	[14]	.33	[14]	2.41	[14]
10/31/2019	13.28	.30	1.09	1.39	(.23)	(.32)	(.55)	14.12	11.03	11,967		.01		.01		.35		2.21
10/31/2018	13.56	.26	(.18)	.08	(.19)	(.17)	(.36)	13.28	.55	8,004		.01		.01		.36		1.88
10/31/2017	12.24	.23	1.50	1.73	(.18)	(.23)	(.41)	13.56	14.58	4,715		.01		.01		.37		1.82
10/31/2016	12.46	.22	.27	.49	(.14)	(.57)	(.71)	12.24	4.23	2,313		.03		.02		.39		1.87
10/31/2015	12.70	.21	.03	.24	(.18)	(.30)	(.48)	12.46	1.92	1,382		.12		.02		.40		1.65

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2020 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$13.04	$.16	$ (.21)	$ (.05)	$(.24)	$(.27)	$(.51)	$12.48	(.49)%[10]	$2,186		.37%[14]		.37%[14]		.67%[14]		2.49%[14]
10/31/2019	12.37	.29	.87	1.16	(.21)	(.28)	(.49)	13.04	9.82	2,218		.36		.36		.67		2.34
10/31/2018	12.66	.24	(.21)	.03	(.17)	(.15)	(.32)	12.37	.17	1,985		.35		.35		.68		1.89
10/31/2017	11.66	.21	1.13	1.34	(.15)	(.19)	(.34)	12.66	11.82	1,977		.36		.36		.70		1.74
10/31/2016	11.68	.19	.25	.44	(.13)	(.33)	(.46)	11.66	3.92	1,704		.38		.37		.72		1.66
10/31/2015	11.90	.19	— [9]	.19	(.14)	(.27)	(.41)	11.68	1.64	1,485		.46		.36		.71		1.60
Class C:
4/30/2020[6,8]	12.78	.11	(.21)	(.10)	(.15)	(.27)	(.42)	12.26	(.88)[10]	141		1.10	[14]	1.10	[14]	1.40	[14]	1.76	[14]
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01	146		1.10		1.10		1.41		1.59
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)	126		1.10		1.10		1.43		1.14
10/31/2017	11.48	.11	1.12	1.23	(.09)	(.19)	(.28)	12.43	10.94	118		1.11		1.11		1.45		.96
10/31/2016	11.54	.10	.25	.35	(.08)	(.33)	(.41)	11.48	3.18	84		1.13		1.12		1.47		.88
10/31/2015	11.84	.09	.01	.10	(.13)	(.27)	(.40)	11.54	.84	48		1.21		1.11		1.46		.77
Class T:
4/30/2020[6,8]	13.06	.17	(.21)	(.04)	(.27)	(.27)	(.54)	12.48	(.45)[10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.44	[11,14]	2.74	[11,14]
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13 [11]	—	[12]	.15	[11]	.15	[11]	.46	[11]	2.58	[11]
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40 [11]	—	[12]	.14	[11]	.14	[11]	.47	[11]	2.10	[11]
10/31/2017[6,16]	11.89	.11	.67	.78	—	—	—	12.67	6.56 [10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.48	[11,14]	1.61	[11,14]
Class F-1:
4/30/2020[6,8]	12.97	.16	(.22)	(.06)	(.24)	(.27)	(.51)	12.40	(.59)[10]	51		.38	[14]	.38	[14]	.68	[14]	2.50	[14]
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96	49		.38		.38		.69		2.34
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11	45		.37		.37		.70		1.87
10/31/2017	11.62	.20	1.13	1.33	(.17)	(.19)	(.36)	12.59	11.73	37		.37		.37		.71		1.66
10/31/2016	11.65	.19	.25	.44	(.14)	(.33)	(.47)	11.62	3.94	13		.39		.38		.73		1.64
10/31/2015	11.90	.18	.01	.19	(.17)	(.27)	(.44)	11.65	1.60	7		.48		.38		.73		1.51
Class F-2:
4/30/2020[6,8]	13.04	.17	(.20)	(.03)	(.28)	(.27)	(.55)	12.46	(.40)[10]	119		.10	[14]	.10	[14]	.40	[14]	2.75	[14]
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14	119		.10		.10		.41		2.59
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42	93		.11		.11		.44		2.10
10/31/2017	11.67	.23	1.14	1.37	(.19)	(.19)	(.38)	12.66	12.04	46		.11		.11		.45		1.93
10/31/2016	11.69	.21	.26	.47	(.16)	(.33)	(.49)	11.67	4.23	22		.12		.11		.46		1.86
10/31/2015	11.92	.21	.01	.22	(.18)	(.27)	(.45)	11.69	1.84	5		.22		.12		.47		1.77
Class F-3:
4/30/2020[6,8]	13.08	.18	(.20)	(.02)	(.29)	(.27)	(.56)	12.50	(.32)[10]	9		.01	[14]	.01	[14]	.31	[14]	2.85	[14]
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27	8		.01		.01		.32		2.72
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49	6		.01		.01		.34		2.19
10/31/2017[6,17]	11.68	.16	.85	1.01	—	—	—	12.69	8.65 [10]	1		.01	[14]	.01	[14]	.35	[14]	1.72	[14]
Class R-1:
4/30/2020[6,8]	12.83	.11	(.22)	(.11)	(.14)	(.27)	(.41)	12.31	(.96)[10]	17		1.15	[14]	1.15	[14]	1.45	[14]	1.70	[14]
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13	18		1.13		1.13		1.44		1.57
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)	17		1.13		1.13		1.46		1.11
10/31/2017	11.46	.12	1.10	1.22	(.06)	(.19)	(.25)	12.43	10.87	18		1.13		1.13		1.47		.99
10/31/2016	11.48	.10	.25	.35	(.04)	(.33)	(.37)	11.46	3.14	20		1.17		1.16		1.51		.86
10/31/2015	11.70	.09	.01	.10	(.05)	(.27)	(.32)	11.48	.80	20		1.24		1.14		1.49		.82
Class R-2:
4/30/2020[6,8]	12.77	.11	(.21)	(.10)	(.14)	(.27)	(.41)	12.26	(.87)[10]	666		1.12	[14]	1.12	[14]	1.42	[14]	1.75	[14]
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02	731		1.11		1.11		1.42		1.62
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)	728		1.11		1.11		1.44		1.14
10/31/2017	11.43	.12	1.11	1.23	(.07)	(.19)	(.26)	12.40	10.97	784		1.09		1.09		1.43		1.01
10/31/2016	11.46	.10	.25	.35	(.05)	(.33)	(.38)	11.43	3.19	733		1.13		1.12		1.47		.92
10/31/2015	11.69	.11	— [9]	.11	(.07)	(.27)	(.34)	11.46	.89	699		1.14		1.04		1.39		.93

74	American Funds Target Date Retirement Series

2020 Fund

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$12.81	$.13	$ (.21)	$ (.08)	$(.19)	$(.27)	$(.46)	$12.27	(.73)%[10]	$ 218	.81%[14]		.81%[14]		1.11%[14]		2.04%[14]
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38	230	.81		.81		1.12		1.87
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)	173	.81		.81		1.14		1.40
10/31/2017	11.55	.14	1.12	1.26	(.14)	(.19)	(.33)	12.48	11.22	122	.80		.80		1.14		1.17
10/31/2016	11.63	.11	.29	.40	(.15)	(.33)	(.48)	11.55	3.57	43	.81		.80		1.15		.96
10/31/2015	11.90	.11	.06	.17	(.17)	(.27)	(.44)	11.63	1.45	1	.85		.75		1.10		.93
Class R-3:
4/30/2020[6,8]	12.92	.14	(.22)	(.08)	(.20)	(.27)	(.47)	12.37	(.72)[10]	1,237	.67	[14]	.67	[14]	.97	[14]	2.20	[14]
10/31/2019	12.24	.25	.88	1.13	(.17)	(.28)	(.45)	12.92	9.61	1,342	.66		.66		.97		2.05
10/31/2018	12.53	.20	(.21)	(.01)	(.13)	(.15)	(.28)	12.24	(.13)	1,284	.66		.66		.99		1.58
10/31/2017	11.55	.17	1.12	1.29	(.12)	(.19)	(.31)	12.53	11.45	1,358	.65		.65		.99		1.44
10/31/2016	11.58	.15	.25	.40	(.10)	(.33)	(.43)	11.55	3.56	1,148	.71		.69		1.04		1.34
10/31/2015	11.80	.15	.01	.16	(.11)	(.27)	(.38)	11.58	1.34	982	.77		.67		1.02		1.29
Class R-4:
4/30/2020[6,8]	13.02	.16	(.21)	(.05)	(.24)	(.27)	(.51)	12.46	(.51)[10]	1,542	.36	[14]	.36	[14]	.66	[14]	2.51	[14]
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88	1,692	.36		.36		.67		2.36
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19	1,633	.36		.36		.69		1.88
10/31/2017	11.65	.21	1.12	1.33	(.16)	(.19)	(.35)	12.63	11.69	1,703	.35		.35		.69		1.71
10/31/2016	11.67	.19	.25	.44	(.13)	(.33)	(.46)	11.65	3.96	1,173	.39		.38		.73		1.63
10/31/2015	11.89	.19	.01	.20	(.15)	(.27)	(.42)	11.67	1.66	865	.46		.36		.71		1.60
Class R-5E:
4/30/2020[6,8]	13.01	.19	(.23)	(.04)	(.26)	(.27)	(.53)	12.44	(.43)[10]	632	.16	[14]	.16	[14]	.46	[14]	2.96	[14]
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10	886	.16		.16		.47		2.46
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39	590	.15		.15		.48		1.91
10/31/2017	11.64	.23	1.13	1.36	(.18)	(.19)	(.37)	12.63	12.03	169	.14		.14		.48		1.88
10/31/2016[6,18]	11.67	.18	.29	.47	(.17)	(.33)	(.50)	11.64	4.19 [10]	85	.16	[14]	.16	[14]	.51	[14]	1.64	[14]
Class R-5:
4/30/2020[6,8]	13.16	.18	(.21)	(.03)	(.28)	(.27)	(.55)	12.58	(.37)[10]	364	.06	[14]	.06	[14]	.36	[14]	2.83	[14]
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24	428	.06		.06		.37		2.69
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43	505	.06		.06		.39		2.19
10/31/2017	11.75	.24	1.15	1.39	(.19)	(.19)	(.38)	12.76	12.15	808	.06		.06		.40		1.99
10/31/2016	11.76	.22	.26	.48	(.16)	(.33)	(.49)	11.75	4.29	474	.09		.07		.42		1.92
10/31/2015	11.99	.22	— [9]	.22	(.18)	(.27)	(.45)	11.76	1.83	343	.17		.07		.42		1.85
Class R-6:
4/30/2020[6,8]	13.12	.18	(.20)	(.02)	(.29)	(.27)	(.56)	12.54	(.32)[10]	8,862	.01	[14]	.01	[14]	.31	[14]	2.82	[14]
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24	8,414	.01		.01		.32		2.66
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57	6,238	.01		.01		.34		2.21
10/31/2017	11.72	.25	1.13	1.38	(.19)	(.19)	(.38)	12.72	12.14	4,408	.01		.01		.35		2.04
10/31/2016	11.74	.23	.25	.48	(.17)	(.33)	(.50)	11.72	4.26	2,360	.03		.02		.37		2.02
10/31/2015	11.96	.21	.02	.23	(.18)	(.27)	(.45)	11.74	1.96	1,522	.12		.02		.37		1.80

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2015 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$11.98	$.15	$(.25)	$(.10)	$(.24)	$(.24)	$(.48)	$11.40	(.98)%[10]	$ 926		.35%[14]		.35%[14]		.65%[14]		2.62%[14]
10/31/2019	11.38	.29	.77	1.06	(.22)	(.24)	(.46)	11.98	9.80	978		.36		.36		.67		2.54
10/31/2018	11.71	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.38	(.19)	935		.34		.34		.66		2.16
10/31/2017	10.95	.23	.85	1.08	(.18)	(.14)	(.32)	11.71	10.17	1,021		.37		.37		.69		2.01
10/31/2016	11.07	.22	.24	.46	(.13)	(.45)	(.58)	10.95	4.40	978		.38		.37		.70		2.02
10/31/2015	11.40	.22	(.12)	.10	(.16)	(.27)	(.43)	11.07	.88	912		.47		.37		.71		2.00
Class C:
4/30/2020[6,8]	11.76	.11	(.24)	(.13)	(.16)	(.24)	(.40)	11.23	(1.29)[10]	44		1.11	[14]	1.11	[14]	1.41	[14]	1.87	[14]
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91	47		1.11		1.11		1.42		1.80
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)	45		1.11		1.11		1.43		1.38
10/31/2017	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25	45		1.12		1.12		1.44		1.25
10/31/2016	10.95	.13	.24	.37	(.08)	(.45)	(.53)	10.79	3.59	40		1.14		1.13		1.46		1.26
10/31/2015	11.35	.13	(.12)	.01	(.14)	(.27)	(.41)	10.95	.15	28		1.21		1.11		1.45		1.23
Class T:
4/30/2020[6,8]	11.99	.17	(.25)	(.08)	(.27)	(.24)	(.51)	11.40	(.86)[10,11]	—	[12]	.15	[11,14]	.15	[11,14]	.45	[11,14]	2.84	[11,14]
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04 [11]	—	[12]	.15	[11]	.15	[11]	.46	[11]	2.77	[11]
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[11]	—	[12]	.15	[11]	.15	[11]	.47	[11]	2.35	[11]
10/31/2017[6,16]	11.10	.12	.51	.63	—	—	—	11.73	5.68 [10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.46	[11,14]	1.90	[11,14]
Class F-1:
4/30/2020[6,8]	11.91	.15	(.25)	(.10)	(.24)	(.24)	(.48)	11.33	(1.00)[10]	14		.38	[14]	.38	[14]	.68	[14]	2.62	[14]
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74	14		.38		.38		.69		2.52
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)	13		.37		.37		.69		2.13
10/31/2017	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17	14		.37		.37		.69		1.96
10/31/2016	11.05	.21	.24	.45	(.14)	(.45)	(.59)	10.91	4.38	6		.39		.38		.71		1.97
10/31/2015	11.40	.22	(.12)	.10	(.18)	(.27)	(.45)	11.05	.90	2		.48		.38		.72		1.97
Class F-2:
4/30/2020[6,8]	11.98	.17	(.25)	(.08)	(.27)	(.24)	(.51)	11.39	(.81)[10]	44		.11	[14]	.11	[14]	.41	[14]	2.87	[14]
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04	44		.10		.10		.41		2.81
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06	38		.11		.11		.43		2.33
10/31/2017	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45	19		.12		.12		.44		2.21
10/31/2016	11.09	.24	.24	.48	(.16)	(.45)	(.61)	10.96	4.62	12		.12		.11		.44		2.23
10/31/2015	11.42	.25	(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17	3		.22		.12		.46		2.24
Class F-3:
4/30/2020[6,8]	12.01	.18	(.25)	(.07)	(.28)	(.24)	(.52)	11.42	(.73)[10]	3		.02	[14]	.01	[14]	.31	[14]	3.12	[14]
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08	4		.01		.01		.32		2.91
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22	4		.01		.01		.33		2.45
10/31/2017[6,17]	10.92	.20	.62	.82	—	—	—	11.74	7.51 [10]	—	[12]	.05	[14]	.04	[14]	.36	[14]	2.32	[14]
Class R-1:
4/30/2020[6,8]	11.75	.11	(.25)	(.14)	(.15)	(.24)	(.39)	11.22	(1.33)[10]	8		1.15	[14]	1.15	[14]	1.45	[14]	1.84	[14]
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95	9		1.13		1.13		1.44		1.76
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)	10		1.14		1.14		1.46		1.35
10/31/2017	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31	11		1.14		1.14		1.46		1.25
10/31/2016	10.85	.13	.23	.36	(.03)	(.45)	(.48)	10.73	3.50	13		1.18		1.16		1.49		1.23
10/31/2015	11.18	.13	(.12)	.01	(.07)	(.27)	(.34)	10.85	.15	12		1.25		1.15		1.49		1.23
Class R-2:
4/30/2020[6,8]	11.75	.11	(.25)	(.14)	(.15)	(.24)	(.39)	11.22	(1.35)[10]	223		1.13	[14]	1.13	[14]	1.43	[14]	1.86	[14]
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93	255		1.11		1.11		1.42		1.81
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)	274		1.11		1.11		1.43		1.39
10/31/2017	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40	311		1.09		1.09		1.41		1.29
10/31/2016	10.87	.13	.24	.37	(.05)	(.45)	(.50)	10.74	3.61	322		1.14		1.12		1.45		1.27
10/31/2015	11.20	.15	(.13)	.02	(.08)	(.27)	(.35)	10.87	.17	336		1.14		1.04		1.38		1.33

76	American Funds Target Date Retirement Series

2015 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$11.76	$.12	$(.23)	$(.11)	$(.19)	$(.24)	$(.43)	$11.22	(1.11)%[10]	$ 81		.82%[14]		.82%[14]		1.12%[14]		2.13%[14]
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28	87		.81		.81		1.12		2.07
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)	84		.81		.81		1.13		1.63
10/31/2017	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62	62		.80		.80		1.12		1.47
10/31/2016	11.04	.16	.25	.41	(.16)	(.45)	(.61)	10.84	3.97	26		.81		.81		1.14		1.49
10/31/2015	11.41	.18	(.10)	.08	(.18)	(.27)	(.45)	11.04	.78	—	[12]	.81		.71		1.05		1.61
Class R-3:
4/30/2020[6,8]	11.87	.13	(.24)	(.11)	(.20)	(.24)	(.44)	11.32	(1.06)[10]	416		.67	[14]	.67	[14]	.97	[14]	2.30	[14]
10/31/2019	11.28	.26	.75	1.01	(.18)	(.24)	(.42)	11.87	9.39	457		.66		.66		.97		2.25
10/31/2018	11.60	.21	(.25)	(.04)	(.15)	(.13)	(.28)	11.28	(.41)	483		.66		.66		.98		1.83
10/31/2017	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73	546		.65		.65		.97		1.71
10/31/2016	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10	513		.71		.70		1.03		1.69
10/31/2015	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57	481		.78		.68		1.02		1.70
Class R-4:
4/30/2020[6,8]	11.96	.15	(.24)	(.09)	(.24)	(.24)	(.48)	11.39	(.91)[10]	394		.37	[14]	.37	[14]	.67	[14]	2.62	[14]
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77	442		.36		.36		.67		2.55
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)	453		.36		.36		.68		2.14
10/31/2017	10.94	.22	.85	1.07	(.18)	(.14)	(.32)	11.69	10.10	534		.35		.35		.67		1.99
10/31/2016	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44	425		.39		.38		.71		2.00
10/31/2015	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82	338		.47		.37		.71		2.01
Class R-5E:
4/30/2020[6,8]	11.94	.18	(.26)	(.08)	(.26)	(.24)	(.50)	11.36	(.86)[10]	171		.16	[14]	.16	[14]	.46	[14]	3.11	[14]
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99	251		.16		.16		.47		2.69
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05	200		.15		.15		.47		2.14
10/31/2017	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37	52		.15		.15		.47		2.15
10/31/2016[6,18]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87 [10]	29		.16	[14]	.16	[14]	.49	[14]	2.01	[14]
Class R-5:
4/30/2020[6,8]	12.07	.17	(.24)	(.07)	(.28)	(.24)	(.52)	11.48	(.78)[10]	101		.07	[14]	.07	[14]	.37	[14]	2.91	[14]
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06	119		.06		.06		.37		2.88
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09	140		.07		.07		.39		2.44
10/31/2017	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51	259		.06		.06		.38		2.28
10/31/2016	11.15	.25	.24	.49	(.16)	(.45)	(.61)	11.03	4.70	181		.09		.07		.40		2.28
10/31/2015	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17	141		.17		.07		.41		2.29
Class R-6:
4/30/2020[6,8]	12.03	.17	(.25)	(.08)	(.28)	(.24)	(.52)	11.43	(.81)[10]	2,663		.02	[14]	.02	[14]	.32	[14]	2.93	[14]
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16	2,564		.01		.01		.32		2.86
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16	1,996		.01		.01		.33		2.47
10/31/2017	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50	1,448		.01		.01		.33		2.33
10/31/2016	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77	850		.03		.02		.35		2.38
10/31/2015	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22	627		.12		.02		.36		2.22

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2010 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,8]	$11.28	$.14	$ (.20)	$ (.06)	$(.23)	$(.16)	$(.39)	$10.83	(.64)%[10]	$ 558		.36%[14]		.36%[14]		.65%[14]		2.58%[14]
10/31/2019	10.71	.28	.67	.95	(.21)	(.17)	(.38)	11.28	9.32	559		.37		.37		.68		2.54
10/31/2018	11.01	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.71	(.28)	528		.36		.36		.68		2.18
10/31/2017	10.34	.22	.72	.94	(.18)	(.09)	(.27)	11.01	9.32	598		.35		.35		.67		2.08
10/31/2016	10.36	.21	.22	.43	(.14)	(.31)	(.45)	10.34	4.38	573		.39		.38		.71		2.11
10/31/2015	10.76	.23	(.15)	.08	(.16)	(.32)	(.48)	10.36	.70	576		.46		.36		.69		2.20
Class C:
4/30/2020[6,8]	11.09	.10	(.20)	(.10)	(.16)	(.16)	(.32)	10.67	(1.03)[10]	26		1.10	[14]	1.10	[14]	1.39	[14]	1.85	[14]
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48	28		1.10		1.10		1.41		1.80
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)	25		1.10		1.10		1.42		1.42
10/31/2017	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52	26		1.11		1.11		1.43		1.31
10/31/2016	10.23	.13	.22	.35	(.08)	(.31)	(.39)	10.19	3.66	22		1.14		1.13		1.46		1.34
10/31/2015	10.71	.14	(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)	14		1.22		1.12		1.45		1.40
Class T:
4/30/2020[6,8]	11.29	.15	(.20)	(.05)	(.25)	(.16)	(.41)	10.83	(.52)[10,11]	—	[12]	.15	[11,14]	.15	[11,14]	.44	[11,14]	2.80	[11,14]
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57 [11]	—	[12]	.15	[11]	.15	[11]	.46	[11]	2.77	[11]
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[11]	—	[12]	.15	[11]	.15	[11]	.47	[11]	2.38	[11]
10/31/2017[6,16]	10.48	.12	.43	.55	—	—	—	11.03	5.25 [10,11]	—	[12]	.14	[11,14]	.14	[11,14]	.46	[11,14]	1.96	[11,14]
Class F-1:
4/30/2020[6,8]	11.22	.14	(.19)	(.05)	(.23)	(.16)	(.39)	10.78	(.55)[10]	8		.39	[14]	.39	[14]	.68	[14]	2.53	[14]
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26	8		.38		.38		.69		2.61
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)	8		.38		.38		.70		2.16
10/31/2017	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42	8		.38		.38		.70		2.04
10/31/2016	10.35	.21	.21	.42	(.15)	(.31)	(.46)	10.31	4.30	3		.39		.38		.71		2.04
10/31/2015	10.76	.21	(.14)	.07	(.16)	(.32)	(.48)	10.35	.68	1		.48		.38		.71		2.06
Class F-2:
4/30/2020[6,8]	11.27	.16	(.20)	(.04)	(.26)	(.16)	(.42)	10.81	(.47)[10]	28		.11	[14]	.11	[14]	.40	[14]	2.89	[14]
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57	24		.10		.10		.41		2.79
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)	18		.11		.11		.43		2.35
10/31/2017	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64	8		.12		.12		.44		2.27
10/31/2016	10.37	.24	.22	.46	(.17)	(.31)	(.48)	10.35	4.69	5		.13		.12		.45		2.35
10/31/2015	10.78	.26	(.16)	.10	(.19)	(.32)	(.51)	10.37	.89	2		.23		.13		.46		2.52
Class F-3:
4/30/2020[6,8]	11.30	.16	(.19)	(.03)	(.27)	(.16)	(.43)	10.84	(.39)[10]	4		.02	[14]	.02	[14]	.31	[14]	2.88	[14]
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62	4		.02		.01		.32		2.62
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04	1		.01		.01		.33		2.56
10/31/2017[6,17]	10.31	.16	.57	.73	—	—	—	11.04	7.08 [10]	—	[12]	.02	[14]	.01	[14]	.33	[14]	2.00	[14]
Class R-1:
4/30/2020[6,8]	11.22	.10	(.20)	(.10)	(.13)	(.16)	(.29)	10.83	(1.00)[10]	2		1.16	[14]	1.16	[14]	1.45	[14]	1.81	[14]
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43	2		1.14		1.14		1.45		1.79
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)	3		1.14		1.14		1.46		1.42
10/31/2017	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47	3		1.14		1.14		1.46		1.35
10/31/2016	10.25	.13	.22	.35	(.06)	(.31)	(.37)	10.23	3.58	5		1.18		1.17		1.50		1.30
10/31/2015	10.66	.14	(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)	4		1.25		1.15		1.48		1.40
Class R-2:
4/30/2020[6,8]	11.09	.10	(.20)	(.10)	(.14)	(.16)	(.30)	10.69	(.97)[10]	102		1.13	[14]	1.13	[14]	1.42	[14]	1.82	[14]
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49	109		1.11		1.11		1.42		1.81
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)	108		1.11		1.11		1.43		1.43
10/31/2017	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58	125		1.09		1.09		1.41		1.35
10/31/2016	10.19	.14	.21	.35	(.06)	(.31)	(.37)	10.17	3.66	130		1.14		1.12		1.45		1.38
10/31/2015	10.60	.16	(.17)	(.01)	(.08)	(.32)	(.40)	10.19	(.10)	135		1.15		1.05		1.38		1.51

78	American Funds Target Date Retirement Series

2010 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2020[6,8]	$11.09	$.12	$ (.21)	$ (.09)	$(.18)	$(.16)	$(.34)	$10.66	(.87)%[10]	$ 57		.83%[14]		.83%[14]		1.12%[14]		2.15%[14]
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79	56		.82		.82		1.13		2.06
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)	45		.81		.81		1.13		1.70
10/31/2017	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88	41		.80		.80		1.12		1.52
10/31/2016	10.33	.15	.23	.38	(.17)	(.31)	(.48)	10.23	3.92	16		.81		.81		1.14		1.52
10/31/2015	10.77	.19	(.13)	.06	(.18)	(.32)	(.50)	10.33	.58	—	[12]	.78		.68		1.01		1.81
Class R-3:
4/30/2020[6,8]	11.19	.12	(.20)	(.08)	(.19)	(.16)	(.35)	10.76	(.76)[10]	283		.68	[14]	.68	[14]	.97	[14]	2.27	[14]
10/31/2019	10.63	.24	.67	.91	(.18)	(.17)	(.35)	11.19	8.95	298		.67		.67		.98		2.24
10/31/2018	10.93	.20	(.26)	(.06)	(.15)	(.09)	(.24)	10.63	(.61)	285		.67		.67		.99		1.85
10/31/2017	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11	291		.66		.66		.98		1.76
10/31/2016	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99	262		.72		.70		1.03		1.79
10/31/2015	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38	223		.79		.69		1.02		1.86
Class R-4:
4/30/2020[6,8]	11.26	.14	(.20)	(.06)	(.23)	(.16)	(.39)	10.81	(.66)[10]	306		.37	[14]	.37	[14]	.66	[14]	2.57	[14]
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31	324		.36		.36		.67		2.54
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)	310		.37		.37		.69		2.17
10/31/2017	10.32	.22	.72	.94	(.18)	(.09)	(.27)	10.99	9.36	353		.36		.36		.68		2.06
10/31/2016	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34	303		.40		.38		.71		2.09
10/31/2015	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63	236		.47		.37		.70		2.19
Class R-5E:
4/30/2020[6,8]	11.24	.16	(.20)	(.04)	(.25)	(.16)	(.41)	10.79	(.48)[10]	116		.17	[14]	.17	[14]	.46	[14]	2.95	[14]
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42	154		.16		.16		.47		2.67
10/31/2018	10.99	.24	(.24)	— [9]	(.21)	(.09)	(.30)	10.69	(.08)	104		.16		.16		.48		2.22
10/31/2017	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62	46		.15		.15		.47		2.24
10/31/2016[6,18]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97 [10]	33		.17	[14]	.17	[14]	.50	[14]	2.12	[14]
Class R-5:
4/30/2020[6,8]	11.36	.16	(.20)	(.04)	(.26)	(.16)	(.42)	10.90	(.45)[10]	74		.07	[14]	.07	[14]	.36	[14]	2.89	[14]
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60	81		.07		.07		.38		2.90
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)	108		.07		.07		.39		2.47
10/31/2017	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70	206		.06		.06		.38		2.31
10/31/2016	10.43	.24	.22	.46	(.17)	(.31)	(.48)	10.41	4.67	119		.09		.08		.41		2.38
10/31/2015	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01	88		.18		.08		.41		2.45
Class R-6:
4/30/2020[6,8]	11.33	.16	(.20)	(.04)	(.27)	(.16)	(.43)	10.86	(.48)[10]	1,986		.02	[14]	.02	[14]	.31	[14]	2.89	[14]
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70	1,905		.01		.01		.32		2.85
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04	1,380		.01		.01		.33		2.50
10/31/2017	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77	1,012		.02		.02		.34		2.37
10/31/2016	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75	571		.04		.02		.35		2.51
10/31/2015	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95	490		.13		.03		.36		2.33

See end of tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

	Six months ended		Period ended October 31,
Portfolio turnover rate for all share classes	April 30, 2020[6,8,10]		2019		2018		2017		2016	2015
2065 Fund	—%[7,19]
2060 Fund	2	[20]	—%[19]		3%		4%		12%	20%[6,10,15]
2055 Fund	2		—	[19]	—	[19]	1		3	6
2050 Fund	2		—	[19]	—	[19]	—	[19]	2	6
2045 Fund	3	[20]	—	[19]	—	[19]	—	[19]	3	5
2040 Fund	3	[20]	—	[19]	—	[19]	—	[19]	2	5
2035 Fund	4	[20]	—	[19]	—	[19]	—	[19]	3	5
2030 Fund	6		—	[19]	—	[19]	—	[19]	3	6
2025 Fund	7		—	[19]	—	[19]	—	[19]	5	9
2020 Fund	8		2		2		1		5	8
2015 Fund	10		6		7		4		8	15
2010 Fund	9		5		8		5		14	19

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived investment advisory services fees, reimbursed transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period March 27, 2020, commencement of investment operations, through April 30, 2020.
[8]	Unaudited.
[9]	Amount less than $.01.
[10]	Not annualized.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	Annualized.
[15]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[16]	Class T shares began investment operations on April 7, 2017.
[17]	Class F-3 shares began investment operations on January 27, 2017.
[18]	Class R-5E shares began investment operations on November 20, 2015.
[19]	Amount is either less than 1% or there is no turnover.
[20]	Includes the value of securities sold due to in-kind redemptions. The rates would have been 1%, 2%, 2%, and 3% for 2060 Fund, 2045 Fund, 2040 Fund, and 2035 Fund, respectively, if the value of securities sold due to in-kind redemptions were excluded.

See notes to financial statements.

80	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2019, through April 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	81

2065 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return[5]	$1,000.00	$1,121.00	$.31		.31%		$.68	.69%
Class A – assumed 5% return[5]	1,000.00	1,023.32	1.56		.31		3.47	.69
Class C – actual return[5]	1,000.00	1,120.00	.57		.58		.95	.96
Class C – assumed 5% return[5]	1,000.00	1,021.98	2.92		.58		4.82	.96
Class T – actual return[5]	1,000.00	1,121.00	.01		.01		.38	.39
Class T – assumed 5% return[5]	1,000.00	1,024.81	.05		.01		1.96	.39
Class F-1 – actual return[5]	1,000.00	1,121.00	.09		.09		.46	.47
Class F-1 – assumed 5% return[5]	1,000.00	1,024.42	.45		.09		2.36	.47
Class F-2 – actual return[5]	1,000.00	1,121.00	—	[6]	—	[7]	.37	.38
Class F-2 – assumed 5% return[5]	1,000.00	1,024.86	—	[6]	—	[7]	1.91	.38
Class F-3 – actual return[5]	1,000.00	1,121.00	—	[6]	—	[7]	.37	.38
Class F-3 – assumed 5% return[5]	1,000.00	1,024.86	—	[6]	—	[7]	1.91	.38
Class R-1 – actual return[5]	1,000.00	1,121.00	.12		.12		.49	.50
Class R-1 – assumed 5% return[5]	1,000.00	1,024.27	.60		.12		2.51	.50
Class R-2 – actual return[5]	1,000.00	1,120.00	1.06		1.08		1.44	1.46
Class R-2 – assumed 5% return[5]	1,000.00	1,019.49	5.42		1.08		7.32	1.46
Class R-2E – actual return[5]	1,000.00	1,120.00	.59		.60		.97	.98
Class R-2E – assumed 5% return[5]	1,000.00	1,021.88	3.02		.60		4.92	.98
Class R-3 – actual return[5]	1,000.00	1,120.00	.63		.64		1.00	1.02
Class R-3 – assumed 5% return[5]	1,000.00	1,021.68	3.22		.64		5.12	1.02
Class R-4 – actual return[5]	1,000.00	1,121.00	.31		.31		.68	.69
Class R-4 – assumed 5% return[5]	1,000.00	1,023.32	1.56		.31		3.47	.69
Class R-5E – actual return[5]	1,000.00	1,121.00	.15		.15		.52	.53
Class R-5E – assumed 5% return[5]	1,000.00	1,024.12	.75		.15		2.66	.53
Class R-5 – actual return[5]	1,000.00	1,121.00	.05		.05		.42	.43
Class R-5 – assumed 5% return[5]	1,000.00	1,024.61	.25		.05		2.16	.43
Class R-6 – actual return[5]	1,000.00	1,121.00	—	[6]	—	[7]	.37	.38
Class R-6 – assumed 5% return[5]	1,000.00	1,024.86	—	[6]	—	[7]	1.91	.38

82	American Funds Target Date Retirement Series

2060 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$967.70	$1.86	.38%	$3.72	.76%
Class A – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.82	.76
Class C – actual return	1,000.00	963.85	5.47	1.12	7.32	1.50
Class C – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.52	1.50
Class T – actual return	1,000.00	968.64	.78	.16	2.64	.54
Class T – assumed 5% return	1,000.00	1,024.07	.81	.16	2.72	.54
Class F-1 – actual return	1,000.00	966.94	1.96	.40	3.81	.78
Class F-1 – assumed 5% return	1,000.00	1,022.87	2.01	.40	3.92	.78
Class F-2 – actual return	1,000.00	968.44	.59	.12	2.45	.50
Class F-2 – assumed 5% return	1,000.00	1,024.27	.60	.12	2.51	.50
Class F-3 – actual return	1,000.00	968.95	.10	.02	1.96	.40
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	2.01	.40
Class R-1 – actual return	1,000.00	964.12	5.62	1.15	7.47	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.67	1.53
Class R-2 – actual return	1,000.00	963.77	5.57	1.14	7.42	1.52
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.62	1.52
Class R-2E – actual return	1,000.00	965.01	4.06	.83	5.91	1.21
Class R-2E – assumed 5% return	1,000.00	1,020.74	4.17	.83	6.07	1.21
Class R-3 – actual return	1,000.00	966.15	3.32	.68	5.18	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.48	3.42	.68	5.32	1.06
Class R-4 – actual return	1,000.00	967.86	1.86	.38	3.72	.76
Class R-4 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.82	.76
Class R-5E – actual return	1,000.00	968.63	.88	.18	2.74	.56
Class R-5E – assumed 5% return	1,000.00	1,023.97	.91	.18	2.82	.56
Class R-5 – actual return	1,000.00	968.69	.39	.08	2.25	.46
Class R-5 – assumed 5% return	1,000.00	1,024.47	.40	.08	2.31	.46
Class R-6 – actual return	1,000.00	969.13	.15	.03	2.01	.41
Class R-6 – assumed 5% return	1,000.00	1,024.71	.15	.03	2.06	.41

See end of tables for footnotes.

American Funds Target Date Retirement Series	83

2055 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$967.45	$1.76	.36%	$3.62	.74%
Class A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.72	.74
Class C – actual return	1,000.00	963.74	5.37	1.10	7.23	1.48
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.42	1.48
Class T – actual return	1,000.00	968.64	.69	.14	2.55	.52
Class T – assumed 5% return	1,000.00	1,024.17	.70	.14	2.61	.52
Class F-1 – actual return	1,000.00	967.52	1.91	.39	3.77	.77
Class F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.87	.77
Class F-2 – actual return	1,000.00	969.16	.54	.11	2.40	.49
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.46	.49
Class F-3 – actual return	1,000.00	969.36	.10	.02	1.96	.40
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	2.01	.40
Class R-1 – actual return	1,000.00	963.73	5.66	1.16	7.52	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.72	1.54
Class R-2 – actual return	1,000.00	963.71	5.52	1.13	7.37	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.57	1.51
Class R-2E – actual return	1,000.00	965.15	4.01	.82	5.86	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	6.02	1.20
Class R-3 – actual return	1,000.00	965.97	3.28	.67	5.13	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.37	.67	5.27	1.05
Class R-4 – actual return	1,000.00	967.84	1.81	.37	3.67	.75
Class R-4 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.77	.75
Class R-5E – actual return	1,000.00	968.43	.83	.17	2.69	.55
Class R-5E – assumed 5% return	1,000.00	1,024.02	.86	.17	2.77	.55
Class R-5 – actual return	1,000.00	969.54	.34	.07	2.20	.45
Class R-5 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.26	.45
Class R-6 – actual return	1,000.00	969.56	.10	.02	1.96	.40
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	2.01	.40

84	American Funds Target Date Retirement Series

2050 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$967.67	$1.71	.35%	$3.57	.73%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.67	.73
Class C – actual return	1,000.00	964.10	5.37	1.10	7.23	1.48
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.42	1.48
Class T – actual return	1,000.00	968.85	.69	.14	2.55	.52
Class T – assumed 5% return	1,000.00	1,024.17	.70	.14	2.61	.52
Class F-1 – actual return	1,000.00	967.34	1.86	.38	3.72	.76
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.82	.76
Class F-2 – actual return	1,000.00	968.62	.49	.10	2.35	.48
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.41	.48
Class F-3 – actual return	1,000.00	968.79	.10	.02	1.96	.40
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	2.01	.40
Class R-1 – actual return	1,000.00	963.68	5.61	1.15	7.47	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.67	1.53
Class R-2 – actual return	1,000.00	964.18	5.52	1.13	7.37	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.57	1.51
Class R-2E – actual return	1,000.00	965.93	4.01	.82	5.87	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	6.02	1.20
Class R-3 – actual return	1,000.00	965.87	3.27	.67	5.13	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.37	.67	5.27	1.05
Class R-4 – actual return	1,000.00	967.55	1.81	.37	3.67	.75
Class R-4 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.77	.75
Class R-5E – actual return	1,000.00	968.60	.83	.17	2.69	.55
Class R-5E – assumed 5% return	1,000.00	1,024.02	.86	.17	2.77	.55
Class R-5 – actual return	1,000.00	969.13	.29	.06	2.15	.44
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	969.51	.10	.02	1.96	.40
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	2.01	.40

See end of tables for footnotes.

American Funds Target Date Retirement Series	85

2045 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$967.17	$1.71	.35%	$3.52	.72%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.62	.72
Class C – actual return	1,000.00	964.01	5.37	1.10	7.18	1.47
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.37	1.47
Class T – actual return	1,000.00	968.89	.69	.14	2.50	.51
Class T – assumed 5% return	1,000.00	1,024.17	.70	.14	2.56	.51
Class F-1 – actual return	1,000.00	967.43	1.86	.38	3.67	.75
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.77	.75
Class F-2 – actual return	1,000.00	968.82	.49	.10	2.30	.47
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.36	.47
Class F-3 – actual return	1,000.00	969.48	.10	.02	1.91	.39
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.96	.39
Class R-1 – actual return	1,000.00	963.73	5.61	1.15	7.42	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.62	1.52
Class R-2 – actual return	1,000.00	963.27	5.52	1.13	7.32	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.52	1.50
Class R-2E – actual return	1,000.00	965.87	4.01	.82	5.82	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.97	1.19
Class R-3 – actual return	1,000.00	966.48	3.28	.67	5.08	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.37	.67	5.22	1.04
Class R-4 – actual return	1,000.00	967.56	1.81	.37	3.62	.74
Class R-4 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.72	.74
Class R-5E – actual return	1,000.00	968.61	.83	.17	2.64	.54
Class R-5E – assumed 5% return	1,000.00	1,024.02	.86	.17	2.72	.54
Class R-5 – actual return	1,000.00	969.23	.29	.06	2.11	.43
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	969.63	.10	.02	1.91	.39
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.96	.39

86	American Funds Target Date Retirement Series

2040 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$968.34	$1.71	.35%	$3.52	.72%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.62	.72
Class C – actual return	1,000.00	965.31	5.38	1.10	7.18	1.47
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.37	1.47
Class T – actual return	1,000.00	969.54	.69	.14	2.50	.51
Class T – assumed 5% return	1,000.00	1,024.17	.70	.14	2.56	.51
Class F-1 – actual return	1,000.00	968.76	1.86	.38	3.67	.75
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.77	.75
Class F-2 – actual return	1,000.00	970.03	.49	.10	2.30	.47
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.36	.47
Class F-3 – actual return	1,000.00	970.14	.05	.01	1.86	.38
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	965.09	5.62	1.15	7.43	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.62	1.52
Class R-2 – actual return	1,000.00	965.16	5.47	1.12	7.28	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.47	1.49
Class R-2E – actual return	1,000.00	965.96	4.01	.82	5.82	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.97	1.19
Class R-3 – actual return	1,000.00	966.44	3.28	.67	5.08	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.37	.67	5.22	1.04
Class R-4 – actual return	1,000.00	968.14	1.76	.36	3.57	.73
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.67	.73
Class R-5E – actual return	1,000.00	969.83	.78	.16	2.60	.53
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.66	.53
Class R-5 – actual return	1,000.00	969.84	.29	.06	2.11	.43
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	970.22	.05	.01	1.86	.38
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.91	.38

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

2035 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$975.82	$1.72	.35%	$3.49	.71%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.57	.71
Class C – actual return	1,000.00	971.54	5.39	1.10	7.16	1.46
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.32	1.46
Class T – actual return	1,000.00	976.39	.69	.14	2.46	.50
Class T – assumed 5% return	1,000.00	1,024.17	.70	.14	2.51	.50
Class F-1 – actual return	1,000.00	974.98	1.87	.38	3.63	.74
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.72	.74
Class F-2 – actual return	1,000.00	976.17	.49	.10	2.26	.46
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.31	.46
Class F-3 – actual return	1,000.00	977.59	.05	.01	1.82	.37
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.86	.37
Class R-1 – actual return	1,000.00	971.28	5.64	1.15	7.40	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.57	1.51
Class R-2 – actual return	1,000.00	971.72	5.49	1.12	7.26	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.42	1.48
Class R-2E – actual return	1,000.00	973.59	4.02	.82	5.79	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.92	1.18
Class R-3 – actual return	1,000.00	973.40	3.29	.67	5.05	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.37	.67	5.17	1.03
Class R-4 – actual return	1,000.00	975.70	1.77	.36	3.54	.72
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.62	.72
Class R-5E – actual return	1,000.00	976.54	.79	.16	2.56	.52
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.61	.52
Class R-5 – actual return	1,000.00	976.58	.29	.06	2.06	.42
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.11	.42
Class R-6 – actual return	1,000.00	977.01	.05	.01	1.82	.37
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.86	.37

88	American Funds Target Date Retirement Series

2030 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$986.33	$1.78	.36%	$3.46	.70%
Class A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.52	.70
Class C – actual return	1,000.00	982.42	5.42	1.10	7.10	1.44
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.22	1.44
Class T – actual return	1,000.00	987.67	.69	.14	2.37	.48
Class T – assumed 5% return	1,000.00	1,024.17	.70	.14	2.41	.48
Class F-1 – actual return	1,000.00	986.26	1.88	.38	3.56	.72
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.62	.72
Class F-2 – actual return	1,000.00	987.48	.49	.10	2.17	.44
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.21	.44
Class F-3 – actual return	1,000.00	987.56	.05	.01	1.73	.35
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.76	.35
Class R-1 – actual return	1,000.00	982.58	5.67	1.15	7.34	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.47	1.49
Class R-2 – actual return	1,000.00	982.58	5.52	1.12	7.20	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.32	1.46
Class R-2E – actual return	1,000.00	983.78	4.04	.82	5.72	1.16
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.82	1.16
Class R-3 – actual return	1,000.00	984.78	3.31	.67	4.98	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.37	.67	5.07	1.01
Class R-4 – actual return	1,000.00	986.34	1.78	.36	3.46	.70
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.52	.70
Class R-5E – actual return	1,000.00	987.26	.79	.16	2.47	.50
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.51	.50
Class R-5 – actual return	1,000.00	987.79	.30	.06	1.98	.40
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.01	.40
Class R-6 – actual return	1,000.00	988.28	.05	.01	1.73	.35
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.76	.35

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

2025 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$996.95	$1.74	.35%	$3.33	.67%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.37	.67
Class C – actual return	1,000.00	993.27	5.45	1.10	7.04	1.42
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.12	1.42
Class T – actual return	1,000.00	997.50	.70	.14	2.28	.46
Class T – assumed 5% return	1,000.00	1,024.17	.70	.14	2.31	.46
Class F-1 – actual return	1,000.00	996.74	1.89	.38	3.48	.70
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.52	.70
Class F-2 – actual return	1,000.00	998.06	.50	.10	2.09	.42
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.11	.42
Class F-3 – actual return	1,000.00	998.07	.05	.01	1.64	.33
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.66	.33
Class R-1 – actual return	1,000.00	992.94	5.65	1.14	7.23	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.32	1.46
Class R-2 – actual return	1,000.00	992.71	5.55	1.12	7.13	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.22	1.44
Class R-2E – actual return	1,000.00	994.38	4.07	.82	5.65	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.72	1.14
Class R-3 – actual return	1,000.00	994.90	3.32	.67	4.91	.99
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.37	.67	4.97	.99
Class R-4 – actual return	1,000.00	996.24	1.79	.36	3.38	.68
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.42	.68
Class R-5E – actual return	1,000.00	997.75	.79	.16	2.38	.48
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.41	.48
Class R-5 – actual return	1,000.00	997.53	.30	.06	1.89	.38
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.91	.38
Class R-6 – actual return	1,000.00	998.83	.05	.01	1.64	.33
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.66	.33

90	American Funds Target Date Retirement Series

2020 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$995.06	$1.84	.37%	$3.32	.67%
Class A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.37	.67
Class C – actual return	1,000.00	991.25	5.45	1.10	6.93	1.40
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.02	1.40
Class T – actual return	1,000.00	995.52	.69	.14	2.18	.44
Class T – assumed 5% return	1,000.00	1,024.17	.70	.14	2.21	.44
Class F-1 – actual return	1,000.00	994.15	1.88	.38	3.37	.68
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.42	.68
Class F-2 – actual return	1,000.00	996.00	.50	.10	1.99	.40
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.01	.40
Class F-3 – actual return	1,000.00	996.83	.05	.01	1.54	.31
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.56	.31
Class R-1 – actual return	1,000.00	990.39	5.69	1.15	7.18	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.27	1.45
Class R-2 – actual return	1,000.00	991.33	5.55	1.12	7.03	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.12	1.42
Class R-2E – actual return	1,000.00	992.67	4.01	.81	5.50	1.11
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.57	1.11
Class R-3 – actual return	1,000.00	992.75	3.32	.67	4.81	.97
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.37	.67	4.87	.97
Class R-4 – actual return	1,000.00	994.92	1.79	.36	3.27	.66
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.32	.66
Class R-5E – actual return	1,000.00	995.70	.79	.16	2.28	.46
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.31	.46
Class R-5 – actual return	1,000.00	996.27	.30	.06	1.79	.36
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.81	.36
Class R-6 – actual return	1,000.00	996.84	.05	.01	1.54	.31
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.56	.31

See end of tables for footnotes.

American Funds Target Date Retirement Series	91

2015 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$990.17	$1.73	.35%	$3.22	.65%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.27	.65
Class C – actual return	1,000.00	987.07	5.48	1.11	6.97	1.41
Class C – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.07	1.41
Class T – actual return	1,000.00	991.41	.74	.15	2.23	.45
Class T – assumed 5% return	1,000.00	1,024.12	.75	.15	2.26	.45
Class F-1 – actual return	1,000.00	990.04	1.88	.38	3.36	.68
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.42	.68
Class F-2 – actual return	1,000.00	991.91	.54	.11	2.03	.41
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.06	.41
Class F-3 – actual return	1,000.00	992.74	.05	.01	1.54	.31
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.56	.31
Class R-1 – actual return	1,000.00	986.70	5.68	1.15	7.16	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.27	1.45
Class R-2 – actual return	1,000.00	986.53	5.58	1.13	7.06	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.17	1.43
Class R-2E – actual return	1,000.00	988.91	4.05	.82	5.54	1.12
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.62	1.12
Class R-3 – actual return	1,000.00	989.41	3.31	.67	4.80	.97
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.37	.67	4.87	.97
Class R-4 – actual return	1,000.00	990.85	1.83	.37	3.32	.67
Class R-4 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.37	.67
Class R-5E – actual return	1,000.00	991.42	.79	.16	2.28	.46
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.31	.46
Class R-5 – actual return	1,000.00	992.17	.35	.07	1.83	.37
Class R-5 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.86	.37
Class R-6 – actual return	1,000.00	991.88	.10	.02	1.58	.32
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.61	.32

92	American Funds Target Date Retirement Series

2010 Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$993.58	$1.78	.36%	$3.22	.65%
Class A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.27	.65
Class C – actual return	1,000.00	989.75	5.44	1.10	6.88	1.39
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	6.97	1.39
Class T – actual return	1,000.00	994.78	.74	.15	2.18	.44
Class T – assumed 5% return	1,000.00	1,024.12	.75	.15	2.21	.44
Class F-1 – actual return	1,000.00	994.48	1.93	.39	3.37	.68
Class F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.42	.68
Class F-2 – actual return	1,000.00	995.32	.55	.11	1.98	.40
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.01	.40
Class F-3 – actual return	1,000.00	996.12	.10	.02	1.54	.31
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.56	.31
Class R-1 – actual return	1,000.00	989.97	5.74	1.16	7.17	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.27	1.45
Class R-2 – actual return	1,000.00	990.30	5.59	1.13	7.03	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.12	1.42
Class R-2E – actual return	1,000.00	991.26	4.11	.83	5.55	1.12
Class R-2E – assumed 5% return	1,000.00	1,020.74	4.17	.83	5.62	1.12
Class R-3 – actual return	1,000.00	992.37	3.37	.68	4.81	.97
Class R-3 – assumed 5% return	1,000.00	1,021.48	3.42	.68	4.87	.97
Class R-4 – actual return	1,000.00	993.44	1.83	.37	3.27	.66
Class R-4 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.32	.66
Class R-5E – actual return	1,000.00	995.20	.84	.17	2.28	.46
Class R-5E – assumed 5% return	1,000.00	1,024.02	.86	.17	2.31	.46
Class R-5 – actual return	1,000.00	995.53	.35	.07	1.79	.36
Class R-5 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.81	.36
Class R-6 – actual return	1,000.00	995.22	.10	.02	1.54	.31
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.56	.31

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return “line is based on the number of days since the initial sale of the share class on March 27, 2020. The “assumed 5% return” line is based on 182 days.
[6]	Amount less than $.01.
[7]	Amount less than .01%.

American Funds Target Date Retirement Series	93

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses are competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately

94	American Funds Target Date Retirement Series

reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the other amounts paid by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Target Date Retirement Series	95

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

96	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	97

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98	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	99

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

100	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2020